UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 02/28/2010

Item 1 – Report to Stockholders

Semi-Annual Report

FEBRUARY 28, 2010 | (UNAUDITED)

BlackRock Core Bond Trust (BHK)
BlackRock Corporate High Yield Fund V, Inc. (HYV)
BlackRock Corporate High Yield Fund VI, Inc. (HYT)
BlackRock High Income Shares (HIS)
BlackRock High Yield Trust (BHY)
BlackRock Income Opportunity Trust, Inc. (BNA)
BlackRock Income Trust, Inc. (BKT)
BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Dear Shareholder

The past year marked a pivotal turning point for global markets as the Great Recession that started in December 2007 began to recede and give way to recovery. The dramatic about-face could be attributed to a confluence of factors, most notably the extraordinary policy actions of global governments and central banks, a resurgence in corporate profits and growing signs of stability and healing in world economies.

After reaching a trough in early March 2009, stocks galloped higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. The result was a powerful upswing in global equities and other higher-risk assets through the end of 2009. More recently, the combination of mixed economic data, lingering deflation issues (especially in Europe) and proposed fees and levies on banks dampened investor conviction, resulting in a several-week bout of profit-taking. The selloff had a more pronounced negative effect on international and emerging market equities due primarily to concerns of higher interest rates in Asia and negative headlines out of Europe, particularly in Greece.

Generally speaking, investors’ renewed affinity for risk was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes in 2009 was the reversal of the flight-to-quality trade. High yield, one of the most battered areas during the financial crisis, emerged as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Despite weak fundamentals, the municipal market produced solid returns as technical conditions remained supportive of the asset class. Municipal bond mutual funds enjoyed strong inflows and tax-exempt issuance remained low thanks to the ever-increasing popularity of the Build America Bond program. Nevertheless, state and local fiscal woes and bankruptcy fears remain firmly in the spotlight, and bear close monitoring.

At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain above levels registered prior to the financial crisis that began in 2007.

Against this backdrop, the major market averages posted the following returns:

Total Returns as of February 28, 2010	6-month	12-month

US equities (S&P 500 Index)	9.32%	53.62%

Small cap US equities (Russell 2000 Index)	10.59	63.95

International equities (MSCI Europe, Australasia, Far East Index)	0.72	54.58

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.20

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.07	(1.54)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.19	9.32

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.13	9.98

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	13.86	55.20

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market continues to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of February 28, 2010	BlackRock Core Bond Trust

Investment Objective

BlackRock Core Bond Trust (BHK) (the “Trust”) seeks to provide high current income with the potential for capital appreciation.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 6.72% based on market price and 8.73% based on net asset value (“NAV”). For the same period, the closed-end Lipper Corporate Debt Funds BBB-Rated category posted an average return of 9.51% on a market price basis and 8.82% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s longer duration relative to its peers detracted from performance as rates rose during the period. On the positive side, the Trust benefited from its overweight in high yield corporates, which outperformed investment-grade credit as risk assets rebounded sharply over the six months. An out-of-index allocation to securitized sectors, including commercial mortgage-backed securities, non-agency mortgage-backed securities (“MBS”), asset-backed securities and agency MBS, aided performance as well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange (“NYSE”)	BHK
Initial Offering Date	November 27, 2001
Yield on Closing Market Price as of February 28, 2010 ($12.17)[1]	6.11%
Current Monthly Distribution per Common Share[2]	$0.062
Current Annualized Distribution per Common Share[2]	$0.744
Leverage as of February 28, 2010[3]	31%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Share was increased to $0.067. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[3]

Represents reverse repurchase agreements and the loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$12.17	$11.98	1.59%	$12.54	$11.50
Net Asset Value	$13.00	$12.56	3.50%	$13.12	$12.48

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond and US Government securities:

Portfolio Composition

	2/28/10	8/31/09

Corporate Bonds	46%	42%
U.S. Government Sponsored Agency Securities	20	20
U.S. Treasury Obligations	13	12
Non-Agency Mortgage-Backed Securities	11	17
Asset-Backed Securities	5	4
Foreign Agency Obligations	2	2
Taxable Municipal Bonds	2	2
Preferred Securities	1	1

Credit Quality Allocations[4]

	2/28/10	8/31/09

AAA/Aaa[5]	41%	43%
AA/Aa	10	9
A	14	17
BBB/Baa	10	12
BB/Ba	10	8
B	11	5
CCC/Caa	3	5
Not Rated	1	1

[4]	Using the higher of Standard & Poor’s Corporation (“S&P’s”) or Moody’s Investors Service, Inc. (“Moody’s”) ratings.

[5]	Includes US Government Sponsored Agency Securities, which are deemed AAA/Aaa by the investment advisor.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Trust Summary as of February 28, 2010	BlackRock Corporate High Yield Fund V, Inc.

Investment Objective

BlackRock Corporate High Yield Fund V, Inc. (HYV) (the “Trust”) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody’s or BB or lower by S&P’s) or are unrated securities of comparable quality.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 21.19% based on market price and 21.73% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 21.84% on a market price basis and 18.08% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. During the period, we found particularly good value in the automotive segment, which represented the Trust’s largest sector overweight. As a group, automotive holdings performed quite well and, thus, were key contributors to performance. In addition, investments in select special situations or distressed credits (including several in the automotive sector) enhanced results. On a credit basis, the Trust’s underweight position in BB credits and overweight in the lower-quality ratings and nonrated credits were additive. On the other hand, the Trust maintained relatively low levels of leverage (at period end, 23% of the Trust’s total managed assets), which detracted from performance versus the Lipper competitors, who maintained leverage closer to the 33⅓% regulatory limit. The Trust also held a roughly 14% position in floating rate loan interests. On balance, the position hindered performance as the sector underperformed high yield during the period, but security selection was favorable.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	HYV
Initial Offering Date	November 30, 2001
Yield on Closing Market Price as of February 28, 2010 ($10.74)[1]	9.78%
Current Monthly Distribution per Common Share[2]	$0.0875
Current Annualized Distribution per Common Share[2]	$1.0500
Leverage as of February 28, 2010[3]	23%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Share was decreased to $0.0825. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$10.74	$9.32	15.24%	$10.87	$9.21
Net Asset Value	$11.24	$9.71	15.76%	$11.36	$9.69

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/10	8/31/09

Corporate Bonds	80%	81%
Floating Rate Loan Interests	14	17
Common Stocks	3	2
Other Interests	2	—
Preferred Securities	1	—

Credit Quality Allocations[4]

	2/28/10	8/31/09

AA/Aa	—	1%
BBB/Baa	3%	5
BB/Ba	29	31
B	47	37
CCC/Caa	12	20
CC/Ca	—	3
D	1	1
Not Rated	8	2

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	5

Trust Summary as of February 28, 2010	BlackRock Corporate High Yield Fund VI, Inc.

Investment Objective

BlackRock Corporate High Yield Fund VI, Inc. (HYT) (the “Trust”) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody’s or BB or lower by S&P’s) or are unrated securities of comparable quality.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 18.45% based on market price and 20.12% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 21.84% on a market price basis and 18.08% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. During the period, we found particularly good value in the automotive segment, which represented the Trust’s largest sector overweight. As a group, automotive holdings performed quite well and, thus, were key contributors to performance. In addition, investments in select special situations or distressed credits (including several in the automotive sector) enhanced results. On a credit basis, the Trust’s underweight position in BB credits and overweight in the lower-quality ratings and nonrated credits were additive. On the other hand, the Trust maintained relatively low levels of leverage (at period end, 21% of the Trust’s total managed assets), which detracted from performance versus the Lipper competitors, who maintained leverage closer to the 33⅓% regulatory limit. The Trust also held a roughly 14% position in floating rate loan interests. On balance, the position hindered performance as the sector underperformed high yield during the period, but security selection was favorable.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	HYT
Initial Offering Date	May 30, 2003
Yield on Closing Market Price as of February 28, 2010 ($10.67)[1]	9.84%
Current Monthly Distribution per Common Share[2]	$0.0875
Current Annualized Distribution per Common Share[2]	$1.0500
Leverage as of February 28, 2010[3]	21%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Share was decreased to $0.0825. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$10.67	$9.47	12.67%	$11.04	$9.24
Net Asset Value	$11.06	$9.68	14.26%	$11.19	$9.66

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/10	8/31/09

Corporate Bonds	82%	82%
Floating Rate Loan Interests	14	16
Common Stocks	3	2
Other Interests	1	—

Credit Quality Allocations[4]

	2/28/10	8/31/09

A	—	1%
BBB/Baa	3%	5
BB/Ba	30	27
B	48	41
CCC/Caa	12	25
Not Rated	7	1

[4]	Using the higher of S&P’s or Moody’s ratings.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Trust Summary as of February 28, 2010	BlackRock High Income Shares

Investment Objective

BlackRock High Income Shares (HIS) (the “Trust”) seeks to provide high current income and to a lesser extent capital appreciation, by investing in a diversified portfolio of below investment grade securities.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 20.10% based on market price and 20.93% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 21.84% on a market price basis and 18.08% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. During the period, we found particularly good value in the automotive segment, which represented the Trust’s largest sector overweight. As a group, automotive holdings performed quite well and, thus, were key contributors to performance. In addition, investments in select special situations or distressed credits (including several in the automotive sector) enhanced results. On a credit basis, the Trust’s underweight position in BB credits and overweight in the lower-quality ratings and nonrated credits were additive. On the other hand, the Trust maintained leverage in the high-teen range (at period end, 18% of the Trust’s total managed assets), which detracted from performance versus the Lipper competitors, who maintained leverage closer to the 33⅓% regulatory limit. The Trust also held a roughly 13% position in floating rate loan interests. On balance, the position hindered performance as the sector underperformed high yield during the period, but security selection was favorable.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	HIS
Initial Offering Date	August 10, 1988
Yield on Closing Market Price as of February 28, 2010 ($1.93)[1]	8.21%
Current Monthly Distribution per Common Share[2]	$0.0132
Current Annualized Distribution per Common Share[2]	$0.1584
Leverage as of February 28, 2010[3]	18%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Share was increased to $0.0142. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$1.93	$1.68	14.88%	$1.94	$1.65
Net Asset Value	$2.14	$1.85	15.68%	$2.15	$1.85

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/10	8/31/09

Corporate Bonds	85%	85%
Floating Rate Loan Interests	13	13
Preferred Securities	1	1
Common Stocks	1	1

Credit Quality Allocations[4]

	2/28/10	8/31/09

BBB/Baa	3%	4%
BB/Ba	46	33
B	30	32
CCC/Caa	13	24
CC/Ca	—	2
D	1	1
Not Rated	7	4

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	7

Trust Summary as of February 28, 2010	BlackRock High Yield Trust

Investment Objective

BlackRock High Yield Trust (BHY) (the “Trust”) seeks to provide high current income and to a lesser extent capital appreciation, by investing in a diversified portfolio of below investment grade securities.

            No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 11.31% based on market price and 18.78% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 21.84% on a market price basis and 18.08% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a premium to NAV to a discount by period end, which accounts for the difference between performance based on price and performance based on NAV. During the period, we found particularly good value in the automotive segment, which represented the Trust’s largest sector overweight. As a group, automotive holdings performed quite well and, thus, were key contributors to performance. In addition, investments in select special situations or distressed credits (including several in the automotive sector) enhanced results. On a credit basis, the Trust’s underweight position in BB credits and overweight in the lower-quality ratings and nonrated credits were additive. On the other hand, the Trust maintained leverage in the mid- to high-teen range (at period end, 18% of the Trust’s total managed assets), which detracted from performance versus the Lipper competitors, who maintained leverage closer to the 33⅓% regulatory limit. The Trust also held a roughly 12% position in floating rate loan interests. On balance, the position hindered performance as the sector underperformed high yield during the period, but security selection was favorable. The Trust’s cash position was about 6% at period end. Cash positions negatively affected the Trust during a period of high returns for the high yield market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BHY
Initial Offering Date	December 23, 1998
Yield on Closing Market Price as of February 28, 2010 ($6.23)[1]	8.38%
Current Monthly Distribution per Common Share[2]	$0.0435
Current Annualized Distribution per Common Share[2]	$0.5220
Leverage as of February 28, 2010[3]	18%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$6.23	$5.84	6.68%	$6.35	$5.58
Net Asset Value	$6.58	$5.78	13.84%	$6.65	$5.77

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

	2/28/10	8/31/09

Corporate Bonds	85%	86%
Floating Rate Loan Interests	12	13
Other Interests	2	—
Common Stocks	1	1

Credit Quality Allocations[4]

	2/28/10	8/31/09

BBB/Baa	2%	4%
BB/Ba	33	38
B	43	29
CCC/Caa	14	24
CC/Ca	—	1
D	—	1
Not Rated	8	3

[4]	Using the higher of S&P’s or Moody’s ratings.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Trust Summary as of February 28, 2010	BlackRock Income Opportunity Trust, Inc.

Investment Objective

BlackRock Income Opportunity Trust, Inc. (BNA) (the “Trust”) seeks to provide current income and capital appreciation in a portfolio of primarily U.S. dollar-denominated securities.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 4.61% based on market price and 6.52% based on NAV. For the same period, the closed-end Lipper Corporate Debt Funds BBB-Rated category posted an average return of 9.51% on a market price basis and 8.82% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s underweight in high yield corporates hindered performance during the period, as these securities outperformed investment-grade credit amid a sharp rebound in risk assets. The Trust’s longer duration relative to its peers also detracted from results as rates rose. On the positive side, the Trust benefited from an out-of-index allocation to securitized sectors, including commercial mortgage-backed securities, non-agency MBS, asset-backed securities and agency MBS. In addition, the Trust benefited from its curve positioning as the curve steepened over the six months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BNA
Initial Offering Date	December 20, 1991
Yield on Closing Market Price as of February 28, 2010 ($9.60)[1]	6.38%
Current Monthly Distribution per Common Share[2]	$0.051
Current Annualized Distribution per Common Share[2]	$0.612
Leverage as of February 28, 2010[3]	28%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]

Represents reverse repurchase agreements and the loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$9.60	$9.65	(0.52)%	$10.10	$9.10
Net Asset Value	$10.15	$10.02	1.30%	$10.36	$9.79

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond and US Government securities:

Portfolio Composition

	2/28/10	8/31/09

Corporate Bonds	34%	36%
U.S. Government Sponsored Agency Securities	30	21
U.S. Treasury Obligations	15	14
Non-Agency Mortgage-Backed Securities	13	19
Asset-Backed Securities	4	4
Foreign Agency Obligations	2	2
Taxable Municipal Bonds	1	2
Preferred Securities	1	2

Credit Quality Allocations[4]

	2/28/10	8/31/09

AAA/Aaa[5]	57%	43%
Aa/Aa	9	9
A	14	17
BBB/Baa	11	12
BB/Ba	3	8
B	5	5
CCC/Caa	1	5
Not Rated	—	1

[4]	Using the higher of S&P’s or Moody’s ratings.

[5]	Includes US Government Sponsored Agency Securities, which are deemed AAA/Aaa by the investment advisor.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	9

Trust Summary as of February 28, 2010	BlackRock Income Trust, Inc.

Investment Objective

BlackRock Income Trust, Inc. (BKT) (the “Trust”) seeks to provide high monthly income while preserving capital by investing in a portfolio of mortgage-backed securities.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 2.26% based on market price and 5.42% based on NAV. For the same period, the closed-end Lipper US Mortgage Funds category posted an average return of 14.10% on a market price basis and 9.15% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s underweight in agency MBS, in favor of US Treasuries and agency debt, detracted from performance as spread sectors continued to rally during the second half of 2009. On the positive side, the Trust benefited from out-of-index allocations to non-agency MBS and commercial MBS, which outperformed agency MBS for the period as risk assets continued to rally due to continued government support and improving economic indicators. In addition, the Trust benefited from security selection focusing on current coupon MBS, which rallied due to the Federal Reserve’s reduction in supply through the agency MBS purchase program. The Trust’s cash position (45% at period end) serves primarily to back our forward positions held in mortgage TBA (“To Be Announced”) contracts and, therefore, did not have a material impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BKT
Initial Offering Date	July 22, 1988
Yield on Closing Market Price as of February 28, 2010 ($6.53)[1]	4.41%
Current Monthly Distribution per Common Share[2]	$0.024
Current Annualized Distribution per Common Share[2]	$0.288
Leverage as of February 28, 2010[3]	2%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]

Represents the loan outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see the Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$6.53	$6.53	0.00%	$6.64	$6.23
Net Asset Value	$7.34	$7.12	3.09%	$7.38	$7.12

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Portfolio Composition

	2/28/10	8/31/09

U.S. Government Sponsored Agency Securities	87%	83%
Non-Agency Mortgage-Backed Securities	6	9
U.S. Treasury Obligations	5	6
Asset-Backed Securities	2	2

Credit Quality Allocations[4]

	2/28/10	8/31/09

AAA/Aaa[5]	100%	100%

[4]	Using the higher of S&P’s or Moody’s ratings.

[5]	Includes US Government Sponsored Agency Securities, which are deemed AAA/Aaa by the investment advisor.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Trust Summary as of February 28, 2010	BlackRock Strategic Bond Trust

Investment Objective

BlackRock Strategic Bond Trust (BHD) (the “Trust”) seeks total return through high current income and capital appreciation.

          No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended February 28, 2010, the Trust returned 11.96% based on market price and 12.44% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) posted an average return of 21.84% on a market price basis and 18.08% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Positioning in the high yield portion of the portfolio was a plus during the period. We found particularly good value in the automotive segment, which represented the Trust’s largest sector overweight. As a group, automotive holdings performed quite well and, thus, were key contributors to performance. In addition, investments in select special situations or distressed credits (including several in the automotive sector) enhanced results. On a credit basis, the Trust’s underweight position in BB credits and overweight in the lower-quality ratings and nonrated credits were additive. A lower allocation to corporates, in favor of bank loans, was advantageous as well. On the other hand, the Trust’s allocation to investment-grade credit detracted from relative performance during a period in which high yield outperformed. (Most of the funds in the Lipper category invest primarily in high yield.) The Trust’s relatively low levels of leverage (at period end, 6% of the Trust’s total managed assets) also detracted.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BHD
Initial Offering Date	February 26, 2002
Yield on Closing Market Price as of February 28, 2010 ($12.33)[1]	6.76%
Current Monthly Distribution per Common Share[2]	$0.0695
Current Annualized Distribution per Common Share[2]	$0.8340
Leverage as of February 28, 2010[3]	6%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

A change in the distribution rate was declared on March 1, 2010. The Monthly Distribution per Share was increased to $0.0745. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Trust’s market price and NAV per share:

	2/28/10	8/31/09	Change	High	Low

Market Price	$12.33	$11.43	7.87%	$12.40	$10.91
Net Asset Value	$13.13	$12.12	8.33%	$13.19	$12.11

The following charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond securities:

Portfolio Composition

	2/28/10	8/31/09

Corporate Bonds	86%	87%
Floating Rate Loan Interests	10	11
Other Interests	2	—
Preferred Securities	1	1
Common Stocks	1	1

Credit Quality Allocations[4]

	2/28/10	8/31/09

AAA/Aaa	—	1%
AA/Aa	2%	1
A	12	18
BBB/Baa	12	16
BB/Ba	24	26
B	36	17
CCC/Caa	9	15
CC/Ca	—	3
D	—	1
Not Rated	5	2

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	11

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Trusts may utilize leverage through borrowings, including participation in the Term Asset-Backed Securities Loan Facility (“TALF”), or through entering into reverse repurchase agreements and dollar rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Trusts had not used leverage.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it borrows an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strong positive slope. In this case, the Trust pays borrowing costs and interest expense on the $30 million of borrowings based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from the borrowings earn the income based on long-term interest rates. In this case, the borrowing costs and interest expense is significantly lower than the income earned on the Trust’s long-term investments, and therefore each Trust’s shareholders is the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Trust pays interest expense on the higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Trust’s borrowings do not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage from borrowings.

The use of leverage may enhance opportunities for increased income to the Trusts and shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes to each Trust’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Trust’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders of each Trust and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to borrow through a credit facility up to 33⅓% of their total managed assets. As of February 28, 2010, the Trusts had outstanding leverage from borrowings and/or reverse repurchase agreements as a percentage of their total managed assets as follows:

Percent of Leverage

BHK	31%
HYV	23%
HYT	21%
HIS	18%
BHY	18%
BNA	28%
BKT	2%
BHD	6%

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including financial futures contracts, swaps, options and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, foreign currency exchange rate and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction or illiquidity of the derivative instrument. Each Trust’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Trust to sell or purchase portfolio securities at inopportune times or distressed values, may limit the amount of appreciation a Trust can realize on an investment or may cause a Trust to hold a security that they might otherwise sell. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12 (a)	USD	3,305	$3,310,126
Countrywide Asset-Backed Certificates, Series 2 006-13, Class 3AV2, 0.38%, 1/25/37 (a)		1,476	1,104,858
Ford Credit Auto Owner Trust, Series 2009-A:
Class A3B, 2.73%, 5/15/13 (a)		5,780	5,913,074
Class A4, 6.07%, 5/15/14		2,110	2,322,397
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	749	1,032,016
Harley-Davidson Motorcycle Trust, Series 2005-2, Class A2, 4.07%, 2/15/12	USD	442	444,503
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.34%, 7/25/37 (a)		356	340,721
Maryland Insurance Backed Securities Trust, Series 2006-1A, 5.55%, 12/10/65		2,500	875,000
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11		1,404	1,415,205
SLM Student Loan Trust, Series 2008-5 (a):
Class A2, 1.35%, 10/25/16		3,200	3,254,635
Class A3, 1.55%, 1/25/18		810	836,236
Class A4, 1.95%, 7/25/23		2,180	2,305,881
Small Business Administration, Class 1:
Series 2003-P10B, 5.14%, 8/10/13		469	495,741
Series 2004-P10B, 4.75%, 8/10/14		282	295,843

			23,946,236

Interest Only Asset-Backed Securities — 0.4%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		5,500	431,410
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		8,212	846,813

			1,278,223

Total Asset-Backed Securities — 7.2%			25,224,459

Common Stocks	Shares

Machinery — 0.0%
Accuride Corp. (c)	86,973	113,065

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (c)	2,249	8,771

Total Common Stocks — 0.0%		121,836

Corporate Bonds	Par (000)

Aerospace & Defense — 1.2%
Honeywell International, Inc., 5.70%, 3/15/37	USD	975	989,840
Northrop-Grumman Corp., 7.88%, 3/01/26		960	1,179,451
United Technologies Corp.:
4.88%, 5/01/15 (d)		1,125	1,234,281
6.13%, 7/15/38		700	751,869

			4,155,441

Corporate Bonds	Par (000)		Value

Air Freight & Logistics — 0.5%
Park-Ohio Industries, Inc., 8.38%, 11/15/14	USD	120	$97,200
United Parcel Service, Inc., 6.20%, 1/15/38 (e)		1,650	1,816,079

			1,913,279

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		380	382,850
United Air Lines, Inc., 12.75%, 7/15/12		340	360,400

			743,250

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (b)		1,475	1,939,979
PepsiCo., Inc., 4.50%, 1/15/20		250	254,021

			2,194,000

Building Products — 0.4%
Associated Materials LLC, 9.88%, 11/15/16		650	689,000
CPG International I, Inc., 10.50%, 7/01/13		200	196,000
Goodman Global Group, Inc., 12.86%, 12/15/14 (b)(f)		435	252,300
Masco Corp., 7.13%, 8/15/13		225	239,255

			1,376,555

Capital Markets — 2.9%
The Bank of New York Mellon Corp., 4.30%, 5/15/14 (d)		1,505	1,599,651
CDP Financial, Inc. (b):
3.00%, 11/25/14 (e)		1,935	1,922,875
5.60%, 11/25/39		2,935	2,905,357
Credit Suisse, 5.50%, 5/01/14		575	628,148
Morgan Stanley:
0.50%, 1/09/12 (a)		190	186,375
4.20%, 11/20/14		1,420	1,424,165
6.25%, 8/28/17 (d)		875	923,551
5.63%, 9/23/19		630	624,637
Series F, 5.55%, 4/27/17		140	142,304

			10,357,063

Chemicals — 1.7%
American Pacific Corp., 9.00%, 2/01/15		250	246,875
Ames True Temper, Inc., 4.25%, 1/15/12 (a)		650	607,750
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		330	342,375
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		1,450	1,355,750
Hexion U.S. Finance Corp., 9.75%, 11/15/14		435	411,075
Huntsman International LLC:
6.88%, 11/15/13 (b)	EUR	435	552,339
7.88%, 11/15/14	USD	265	257,050
5.50%, 6/30/16 (b)		845	743,600
Innophos, Inc., 8.88%, 8/15/14		885	909,337
NOVA Chemicals Corp.:
6.50%, 1/15/12		115	115,000
3.65%, 11/15/13 (a)		300	271,500

			5,812,651

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Inter-Bank Offered Rate
RB	Revenue Bonds
TBD	To Be Determined
USD	US Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Banks — 1.9%
DEPFA ACS Bank, 5.13%, 3/16/37 (b)	USD	3,775	$2,815,550
Eksportfinans A/S:
3.00%, 11/17/14		1,475	1,491,591
5.50%, 6/26/17		950	1,038,650
HSBC Bank USA NA, 5.88%, 11/01/34		775	756,694
HSBC Finance Corp., 6.50%, 5/02/36		300	309,105
Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)		295	301,757

			6,713,347

Commercial Services & Supplies — 1.0%
DI Finance, Series B, 9.50%, 2/15/13		598	602,485
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		955	1,021,850
Waste Services, Inc., 9.50%, 4/15/14		590	606,225
West Corp.:
9.50%, 10/15/14		305	302,712
11.00%, 10/15/16		1,000	1,002,500

			3,535,772

Communications Equipment — 0.5%
Cisco Systems, Inc., 4.45%, 1/15/20		1,875	1,873,427

Computers & Peripherals — 0.2%
Seagate Technology International, 10.00%, 5/01/14 (b)		655	744,244

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC:
3.00%, 1/13/12 (a)		125	117,188
7.80%, 6/01/12		340	343,593
SLM Corp., Series A, 0.55%, 1/27/14 (a)		550	456,953

			917,734

Containers & Packaging — 2.0%
Ball Corp., 7.38%, 9/01/19		270	280,125
Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		690	664,125
Crown Americas LLC, 7.75%, 11/15/15		150	154,875
Graphic Packaging International, Inc., 9.50%, 6/15/17		970	1,018,500
Impress Holdings BV, 3.38%, 9/15/13 (a)(b)		300	279,750
Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,500	1,522,500
Pregis Corp., 12.38%, 10/15/13		545	540,912
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	725	967,456
7.75%, 11/15/19		685	928,071
Solo Cup Co., 10.50%, 11/01/13	USD	770	806,575

			7,162,889

Diversified Financial Services — 5.2%
FCE Bank Plc:
7.88%, 2/15/11	GBP	550	844,935
7.13%, 1/16/12	EUR	650	877,288
GMAC, Inc., 8.30%, 2/12/15 (b)	USD	3,500	3,530,625
General Electric Capital Corp.:
6.15%, 8/07/37 (e)		4,150	4,000,886
5.88%, 1/14/38		177	164,325
6.88%, 1/10/39		135	141,000
JPMorgan Chase & Co.:
3.70%, 1/20/15 (e)		3,425	3,466,292
6.00%, 1/15/18		125	135,383
6.30%, 4/23/19 (d)		2,000	2,217,896
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		2,110	2,136,375
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	550	747,046

			18,262,051

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services — 6.2%
AT&T Inc.:
6.45%, 6/15/34	USD	780	$798,280
6.30%, 1/15/38		600	611,066
6.55%, 2/15/39 (e)		3,375	3,565,826
BellSouth Telecommunications, Inc., 7.96%, 12/15/95 (g)		1,700	1,089,380
Comcast Cable Holdings LLC, 7.88%, 8/01/13		10	11,485
GCI, Inc., 8.63%, 11/15/19 (b)		1,700	1,727,625
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		120	128,400
Qwest Communications International, Inc.:
7.50%, 2/15/14		60	60,600
Series B, 7.50%, 2/15/14		30	30,300
Qwest Corp.:
8.88%, 3/15/12		120	130,050
8.38%, 5/01/16		180	197,100
Telecom Italia Capital SA:
4.95%, 9/30/14		1,075	1,122,167
6.00%, 9/30/34		1,550	1,414,825
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,975	2,195,402
Telefonica Europe BV, 7.75%, 9/15/10		725	751,539
Verizon Communications, Inc.:
6.40%, 2/15/38 (e)		2,125	2,224,605
8.95%, 3/01/39		900	1,226,587
Verizon Global Funding Corp., 7.75%, 12/01/30		70	83,388
Verizon Maryland, Inc., Series B, 5.13%, 6/15/33		125	102,827
Verizon New Jersey, Inc.:
5.88%, 1/17/12		335	358,306
7.85%, 11/15/29		230	249,912
Verizon Virginia, Inc., Series A, 4.63%, 3/15/13 (d)(e)		3,150	3,328,170
Windstream Corp.:
8.13%, 8/01/13		120	124,800
8.63%, 8/01/16		140	142,450

			21,675,090

Electric Utilities — 4.9%
Alabama Power Co., 6.00%, 3/01/39		1,275	1,342,035
Duke Energy Carolinas LLC:
6.10%, 6/01/37		315	330,942
6.00%, 1/15/38		825	867,611
EDP Finance BV, 6.00%, 2/02/18 (b)		998	1,046,371
E.ON International Finance BV, 6.65%, 4/30/38 (b)		1,525	1,743,275
Electricité de France SA, 6.95%, 1/26/39 (b)		1,400	1,619,911
Elwood Energy LLC, 8.16%, 7/05/26		101	96,692
Florida Power & Light Co., 4.95%, 6/01/35		950	867,000
Florida Power Corp.:
6.35%, 9/15/37		1,325	1,447,821
6.40%, 6/15/38		875	963,067
Intergen NV, 9.00%, 6/30/17 (b)		580	591,600
PacifiCorp., 6.25%, 10/15/37		575	628,895
Public Service Co. of Colorado, 6.25%, 9/01/37		1,200	1,312,351
Southern California Edison Co.:
5.63%, 2/01/36		625	633,089
Series 05-E, 5.35%, 7/15/35		125	121,942
Series 08-A, 5.95%, 2/01/38		1,075	1,138,770
The Toledo Edison Co., 6.15%, 5/15/37		350	353,201
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (e)		2,000	2,087,916

			17,192,489

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Energy Equipment & Services — 1.0%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)	USD	2,460	$2,447,700
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		985	1,044,100
North American Energy Partners, Inc., 8.75%, 12/01/11		45	44,775

			3,536,575

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37 (e)		1,900	2,158,640
6.20%, 4/15/38		850	930,703

			3,089,343

Food Products — 0.7%
Kraft Foods, Inc., 7.00%, 8/11/37		1,455	1,607,506
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		800	866,000

			2,473,506

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.88%, 11/15/14		860	920,200

Health Care Providers & Services — 0.3%
LifePoint Hospitals, Inc., 3.50%, 5/15/14 (h)		165	151,181
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		410	429,475
10.00%, 5/01/18		170	187,000
8.88%, 7/01/19		330	348,150

			1,115,806

Hotels, Restaurants & Leisure — 0.2%
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(c)(i)		250	15,000
McDonald’s Corp., 5.70%, 2/01/39		825	843,872

			858,872

Household Durables — 3.0%
Beazer Homes USA, Inc.:
12.00%, 10/15/17 (b)		1,050	1,170,750
4.63%, 6/15/24 (h)		495	477,675
Belvoir Land LLC, Series A-1, 5.27%, 12/15/47 (b)		300	216,846
Centex Corp., 5.13%, 10/01/13		1,088	1,098,880
D.R. Horton, Inc., 6.13%, 1/15/14		1,040	1,040,000
Irwin Land LLC (b):
Series A-1, 5.03%, 12/15/25		525	454,020
Series A-2, 5.40%, 12/15/47		1,500	1,107,720
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		865	903,925
KB Home:
6.38%, 8/15/11		95	96,663
9.10%, 9/15/17		350	363,125
Lennar Corp., Series B, 5.60%, 5/31/15		400	368,000
Ohana Military Communities LLC, Series 04I, 6.19%, 4/01/49 (b)		350	297,286
Pulte Homes, Inc., 5.20%, 2/15/15		310	289,850
Standard Pacific Corp.:
6.25%, 4/01/14		160	144,000
7.00%, 8/15/15		225	202,500
10.75%, 9/15/16		2,100	2,189,250
Toll Brothers Finance Corp., 4.95%, 3/15/14		250	246,765

			10,667,255

Household Products — 0.3%
Kimberly-Clark, Corp., 6.63%, 8/01/37		850	980,520
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		185	191,475

			1,171,995

Corporate Bonds	Par (000)		Value

IT Services — 0.4%
First Data Corp.:
9.88%, 9/24/15	USD	30	$25,950
11.25%, 3/31/16		720	590,400
iPayment, Inc., 9.75%, 5/15/14		240	209,400
iPayment Investors LP, 11.63%, 7/15/14 (b)(j)		763	610,446

			1,436,196

Independent Power Producers & Energy Traders — 0.9%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29 (d)		1,015	1,100,006
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		2,040	2,065,500
NRG Energy, Inc.:
7.25%, 2/01/14		50	50,375
7.38%, 2/01/16		10	9,863
TXU Corp., 5.55%, 11/15/14		195	142,308

			3,368,052

Industrial Conglomerates — 0.8%
Sequa Corp. (b):
11.75%, 12/01/15		690	676,200
13.50%, 12/01/15 (j)		1,940	1,945,243

			2,621,443

Insurance — 2.4%
Chubb Corp., 6.00%, 5/11/37 (k)		1,100	1,140,567
Hartford Life Global Funding Trusts, 0.43%, 6/16/14 (a)		425	393,819
Metropolitan Life Global Funding I (b):
2.50%, 1/11/13		2,545	2,563,176
5.13%, 6/10/14		775	831,726
Monument Global Funding Ltd., 0.41%, 6/16/10 (a)(b)(d)		1,810	1,795,203
Prudential Financial, Inc.:
5.70%, 12/14/36		675	631,937
Series D, 5.90%, 3/17/36		500	480,727
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (b)		505	544,222

			8,381,377

Leisure Equipment & Products — 0.4%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,145	1,273,813

Machinery — 1.0%
AGY Holding Corp., 11.00%, 11/15/14		310	248,000
Accuride Corp., 7.50%, 2/26/20 (h)(j)		4	7,613
Navistar International Corp.:
3.00%, 10/15/14 (h)		760	777,100
8.25%, 11/01/21		1,400	1,421,000
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		890	772,075
Titan International, Inc., 5.63%, 1/15/17 (b)(h)		340	357,850

			3,583,638

Marine — 1.2%
Horizon Lines, Inc., 4.25%, 8/15/12 (h)		2,355	1,948,762
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)		1,050	956,413
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		750	763,125
Trico Shipping AS, 11.88%, 11/01/14 (b)		490	474,688

			4,142,988

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media — 6.0%
Affinion Group, Inc., 10.13%, 10/15/13	USD	695	$701,950
Belo Corp., 6.75%, 5/30/13		190	188,100
CCH II LLC, 13.50%, 11/30/16		520	614,694
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		52	1,040
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (b)		1,415	1,451,790
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		600	802,681
Comcast Cable Holdings LLC, 7.13%, 2/15/28		200	215,556
Comcast Corp.:
6.50%, 1/15/17		1,625	1,815,759
6.45%, 3/15/37		790	810,467
6.95%, 8/15/37		10	10,802
6.40%, 3/01/40		300	305,242
Cox Enterprises, Inc. (f):
Loan Close 2, 12.00%, 8/15/18		900	900,000
Loan Close 3, 12.00%, 8/15/18		1,050	1,050,000
Shares Loan, 12.00%, 8/15/18		1,050	1,050,000
Network Communications, Inc., 10.75%, 12/01/13		155	71,300
News America Holdings, Inc.:
7.70%, 10/30/25		825	915,137
8.45%, 8/01/34		625	764,227
News America, Inc., 7.63%, 11/30/28		985	1,114,095
Nielsen Finance LLC, 10.00%, 8/01/14		935	970,062
Rainbow National Services LLC (b):
8.75%, 9/01/12		200	204,000
10.38%, 9/01/14		943	991,329
TCI Communications, Inc., 7.88%, 2/15/26		610	702,460
Time Warner Cable, Inc., 7.30%, 7/01/38		930	1,054,727
Time Warner Cos., Inc.:
6.95%, 1/15/28		70	76,333
6.63%, 5/15/29		90	95,187
Time Warner, Inc.:
7.63%, 4/15/31		205	238,849
7.70%, 5/01/32		85	100,124
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,200	1,093,500
UPC Germany GmbH, 8.13%, 12/01/17 (b)		2,600	2,600,000

			20,909,411

Metals & Mining — 2.6%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		1,115	1,115,000
7.38%, 2/15/16		375	349,688
Falconbridge Ltd.:
6.00%, 10/15/15		825	890,310
6.20%, 6/15/35		1,250	1,177,079
GoldCorp., Inc., 2.00%, 8/01/14 (b)(h)		280	313,600
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		1,775	1,779,437
Murray Energy Corp., 10.25%, 10/15/15 (b)		395	395,494
New World Resources NV, 7.38%, 5/15/15	EUR	300	363,562
Novelis, Inc., 11.50%, 2/15/15	USD	1,070	1,136,875
Steel Dynamics, Inc., 7.38%, 11/01/12		80	81,400
Teck Resources Ltd.:
10.25%, 5/15/16		510	608,175
10.75%, 5/15/19		860	1,057,800

			9,268,420

Multi-Utilities — 0.5%
Energy East Corp., 6.75%, 7/15/36		1,500	1,652,152

Oil, Gas & Consumable Fuels — 10.3%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		485	501,975
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		1,655	1,861,875
10.75%, 2/01/18		105	113,663

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
BP Capital Markets Plc, 3.13%, 3/10/12	USD	1,270	$1,318,999
Berry Petroleum Co., 8.25%, 11/01/16		140	140,350
Bill Barrett Corp., 9.88%, 7/15/16		395	418,206
Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,029,721
Canadian Natural Resources, Ltd.:
6.50%, 2/15/37		410	438,349
6.25%, 3/15/38		375	390,243
6.75%, 2/01/39		1,025	1,126,846
Cenovus Energy, Inc., 6.75%, 11/15/39 (b)		895	983,454
Conoco Funding Co., 7.25%, 10/15/31		125	146,643
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	556,920
ConocoPhillips Holding Co., 6.95%, 4/15/29		650	752,125
Crosstex Energy LP, 8.88%, 2/15/18 (b)		1,390	1,410,850
Denbury Resources, Inc., 8.25%, 2/15/20		1,195	1,236,825
Devon Energy Corp., 7.95%, 4/15/32		625	787,531
EnCana Corp.:
6.50%, 8/15/34		670	714,438
6.63%, 8/15/37		700	769,570
Encore Acquisition Co., 6.00%, 7/15/15		40	40,300
Enterprise Products Operating LLC:
6.13%, 2/01/13		695	762,583
6.13%, 10/15/39		700	699,467
Forest Oil Corp., 7.25%, 6/15/19		20	19,600
MidAmerican Energy Co., 5.80%, 10/15/36		700	711,407
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		800	805,302
6.50%, 9/15/37		1,900	2,046,032
Nexen, Inc., 6.40%, 5/15/37		750	757,657
Niskas Gas Storage US LLC, 8.88%, 3/15/18 (b)(l)		2,855	2,855,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,460	1,485,550
Petrobras International Finance Co.:
5.88%, 3/01/18		75	77,077
5.75%, 1/20/20		1,725	1,740,009
Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16		2,740	2,644,100
Sabine Pass LNG LP, 7.50%, 11/30/16		330	289,575
Shell International Finance BV, 6.38%, 12/15/38		1,700	1,897,605
Valero Energy Corp., 6.63%, 6/15/37		1,245	1,194,169
Whiting Petroleum Corp., 7.25%, 5/01/13		335	338,350
XTO Energy, Inc.:
6.75%, 8/01/37		1,925	2,269,635
6.38%, 6/15/38		900	1,015,036

			36,347,037

Paper & Forest Products — 2.5%
Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		560	576,800
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		620	688,200
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,725	1,819,875
Glatfelter, 7.13%, 5/01/16 (b)		295	283,200
International Paper Co., 7.30%, 11/15/39		750	799,517
NewPage Corp.:
10.00%, 5/01/12		470	270,250
11.38%, 12/31/14		3,880	3,705,400
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		555	582,750

			8,725,992

Pharmaceuticals — 1.8%
Eli Lilly & Co., 3.55%, 3/06/12		600	627,760
Roche Holdings, Inc., 7.00%, 3/01/39 (b)		850	1,018,259
Schering-Plough Corp., 6.55%, 9/15/37 (e)		1,125	1,293,286
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,445	1,520,283

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Pharmaceuticals (concluded)
Wyeth:
6.00%, 2/15/36	USD	675	$713,601
5.95%, 4/01/37		925	976,476

			6,149,665

Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		100	100,250

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., 5.65%, 9/15/11		260	202,800

Road & Rail — 0.2%
Canadian National Railway Co., 6.25%, 8/01/34		350	386,016
The Hertz Corp., 8.88%, 1/01/14		130	131,950

			517,966

Software — 0.8%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(j)		123	2,463
JDA Software Group, Inc., 8.00%, 12/15/14 (b)		250	257,500
Oracle Corp., 5.75%, 4/15/18 (d)		2,225	2,448,768

			2,708,731

Specialty Retail — 0.3%
General Nutrition Centers, Inc., 10.75%, 3/15/15		360	364,050
Sonic Automotive, Inc., Series B, 8.63%, 8/15/13		800	802,000

			1,166,050

Textiles, Apparel & Luxury Goods — 0.0%
Quiksilver, Inc., 6.88%, 4/15/15		175	149,188

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)		1,305	1,330,925

Wireless Telecommunication Services — 2.1%
Cricket Communications, Inc., 10.00%, 7/15/15		100	101,250
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		1,420	1,486,940
Digicel Group Ltd. (b):
8.88%, 1/15/15		240	229,200
9.13%, 1/15/15 (j)		560	546,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		60	59,850
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		770	739,200
Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,367,885
Sprint Capital Corp., 6.88%, 11/15/28		775	587,063
Vodafone Group Plc, 4.15%, 6/10/14 (d)		2,050	2,145,999

			7,263,387

Total Corporate Bonds — 71.1%			249,762,315

Foreign Agency Obligations

Bundesrepublik Deutschland, Series 08, 4.75%, 7/04/40	EUR	3,000	4,727,573
Hellenic Republic, Government Bond, Series 5YR, 6.10%, 8/20/15		225	300,591
Israel Government AID Bond:
5.50%, 4/26/24	USD	825	915,813
5.50%, 9/18/33		845	911,634
Italy Government International Bond, 5.38%, 6/15/33		455	454,061
Japan Finance Corp., 2.00%, 6/24/11		860	871,395
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		115	123,223
Series E, 5.25%, 7/02/12		395	430,495
Series E, 4.38%, 1/15/13		250	268,181
Series E, 4.00%, 2/02/15		230	241,973

Foreign Agency Obligations	Par (000)		Value

Province of Ontario Canada:
4.10%, 6/16/14	USD	1,280	$1,360,513
Series 1, 1.88%, 11/19/12		1,175	1,183,187

Total Foreign Agency Obligations — 3.4%			11,788,639

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.6%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100	769,294
Bear Stearns Adjustable Rate Mortgage, Series 2004-8, Class 14A1, 5.45%, 11/25/34 (a)		596	546,231
CS First Boston Mortgage Securities Corp., Series 2005-12, Class 6A1, 6.00%, 1/25/36		1,123	685,560
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,600	1,209,310
Series 2006-0A19, Class A1, 0.41%, 2/20/47 (a)		492	245,626
Series 2006-0A21, Class A1, 0.41%, 3/20/47 (a)		914	473,893
Series 2007-HY4, Class 4A1, 5.85%, 6/25/47 (a)		1,082	651,257
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.43%, 4/25/46 (a)		379	190,298
Series 2007-10, Class A22, 6.00%, 7/25/37		895	716,331
Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 2/25/37		747	618,628
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006-0A1, Class A1, 0.43%, 2/25/47 (a)		313	178,334
GSR Mortgage Loan Trust:
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (a)		540	501,777
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		969	772,246
Series 2006-AR1, Class 2A1, 5.15%, 1/25/36 (a)		854	670,718
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		1,093	908,122
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.41%, 12/25/36 (a)		845	565,938
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,100	665,455
JPMorgan Mortgage Trust:
Series 2006-S3, Class 1A12, 6.50%, 8/25/36		984	887,080
Series 2007-S1, Class 2A22, 5.75%, 3/25/37		841	755,217
Series 2007-S2, Class 1A15, 6.75%, 6/25/37		1,054	858,759
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 5.76%, 5/25/36 (a)		850	545,586
Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16, 6.00%, 6/25/37		687	594,563
Station Place Securitization Trust, Series 2009-1, Class A, 1.74%, 1/25/40 (a)(b)		1,615	1,610,963
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,808	1,561,483
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.25%, 5/25/47 (a)		456	260,245
Wells Fargo Mortgage Backed Securities Trust:
Series 2006, Class 1A29, 6.00%, 8/25/36		726	625,530
Series 2006-3, Class A9, 5.50%, 3/25/36		635	617,960
Series 2007-8, Class 2A9, 6.00%, 7/25/37		694	595,456
Series 2007-10, Class 1A21, 6.00%, 7/25/37		620	450,632

			19,732,492

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities — 12.1%
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35	USD	2,720	$2,840,253
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.10%, 12/10/49 (a)		1,370	1,324,889
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (a)		960	989,590
First Union National Bank Commercial Mortgage:
Series 2001-C3, Class A3, 6.42%, 8/15/33		2,762	2,879,533
Series 2001-C4, Class A2, 6.22%, 12/12/33		2,265	2,383,227
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		2,350	2,459,731
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		2,140	2,238,726
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (b)		836	826,420
Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,180	2,212,463
JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2, 7.37%, 8/15/32 (a)		188	188,407
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)		931	861,280
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A3, 4.47%, 10/12/41 (a)		4,200	4,284,428
Morgan Stanley Capital I, Series 2005-T17, Class A4, 4.52%, 12/13/41		2,555	2,610,335
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.21%, 10/15/44 (a)		910	923,545
Series 2006-C28, Class A2, 5.50%, 10/15/48 (m)		14,000	14,417,848
Series 2007-C33, Class A4, 5.90%, 2/15/51 (a)		995	876,531

			42,317,206

Total Non-Agency Mortgage-Backed Securities — 17.7%			62,049,698

Other Interests (n)	Beneficial Interest (000)

Software — 0.0%
Critical Care Systems International, Inc. (c)		2	381

Total Other Interests — 0.0%			381

Preferred Securities

Capital Trusts	Par (000)

Capital Markets — 0.1%
Credit Suisse Guernsey Ltd., 5.86%, (a)(o)		494	429,726

Electric Utilities — 0.2%
PECO Energy Capital Trust IV, 5.75%, 6/15/33		790	636,556

Insurance — 1.2%
The Allstate Corp., 6.50%, 5/15/67 (a)		1,950	1,803,750
Lincoln National Corp., 6.05%, 4/20/67 (a)		675	518,906
Progressive Corp., 6.70%, 6/15/67 (a)		605	562,021
Travelers Cos., Inc., 6.25%, 3/15/67 (a)		675	643,173
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		675	607,500

			4,135,350

Total Capital Trusts — 1.5%			5,201,632

Preferred Stocks	Shares		Value

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(c)		12,033	—

Specialty Retail — 0.0%
Lazydays RV Center, Inc., 0.00% (a)(b)(c)		48	$47,683

Total Preferred Stocks — 0.0%			47,683

Total Preferred Securities — 1.5%			5,249,315

Taxable Municipal Bonds	Par (000)

County/City/Special District/School District — 0.1%
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44	USD	255	275,714

Education — 0.3%
The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		435	459,843
Princeton University, 5.70%, 3/01/39		575	611,529

			1,071,372

State — 1.4%
New York State Dormitory Authority, RB, Build America Bonds, Taxable, 5.63%, 3/15/39		550	542,256
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		730	697,763
Taxable, Various Purpose 3, 5.45%, 4/01/15		2,300	2,376,015
State of Texas, GO, Build America Bonds, Taxable, 5.52%, 4/01/39		1,290	1,327,333

			4,943,367

Transportation — 0.3%
Metropolitan Transportation Authority, RB, Build America Bonds, Taxable, 7.34%, 11/15/39		625	727,081
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	396,204

			1,123,285

Utilities — 0.1%
Chicago Metropolitan Water Reclamation District- Greater Chicago Illinois, GO, Build America Bonds, Taxable, 5.72%, 12/01/38		485	498,415

Total Taxable Municipal Bonds — 2.2%			7,912,153

U.S. Government Sponsored Agency Securities

Agency Obligations — 6.2%
Fannie Mae:
6.45%, 10/09/19 (e)(f)		5,875	3,456,586
7.13%, 1/15/30		2,775	3,578,346
5.63%, 7/15/37 (k)		775	835,369
Federal Home Loan Banks:
5.38%, 9/30/22 (e)(k)		5,400	6,011,123
5.25%, 12/09/22 (k)		675	739,436
5.37%, 9/09/24		1,075	1,177,740
Freddie Mac, 5.50%, 8/23/17		2,425	2,760,157
Resolution Funding Corp. (f):
6.40%, 7/15/18		525	375,902
6.39%, 10/15/18		525	369,532
Tennessee Valley Authority, 5.25%, 9/15/39		2,355	2,387,261

			21,691,452

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations — 0.8%
Fannie Mae Trust, Series 2005-5, Class PK, 5.00%, 12/25/34	USD	1,511	$1,613,710
Freddie Mac Multiclass Certificates, Series 2825, Class VP, 5.50%, 6/15/15		964	1,041,904

			2,655,614

Federal Deposit Insurance Corporation Guaranteed — 4.4%
Citibank NA, 1.75%, 12/28/12 (e)		2,285	2,296,750
Citigroup Funding, Inc. (e):
2.13%, 7/12/12		1,415	1,443,528
1.88%, 10/22/12		2,800	2,825,491
General Electric Capital Corp. (e):
2.25%, 3/12/12		1,850	1,893,333
2.00%, 9/28/12		1,850	1,877,084
2.13%, 12/21/12		2,750	2,794,701
2.63%, 12/28/12		2,400	2,472,086

			15,602,973

Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac Multiclass Certificates:
Series 2579, Class HI, 5.00%, 8/15/17		1,023	59,742
Series 2611, Class QI, 5.50%, 9/15/32		3,613	453,111

			512,853

Mortgaged-Backed Securities — 18.8%
Fannie Mae Mortgage-Backed Securities:
4.50%, 7/01/39 – 3/15/40 (d)(e)(p)		25,438	25,759,801
5.00%, 1/01/23 – 3/15/40 (e)(p)		1,828	1,928,845
5.50%, 4/15/25 – 4/15/40 (e)(p)		6,100	6,412,107
6.00%, 8/01/29 – 4/01/35 (e)(p)		21,046	22,482,150
6.50%, 3/15/40 (p)		5,000	5,337,500
Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22 – 3/15/40 (p)		1,630	1,726,482
5.50%, 3/15/40 (p)		500	528,672
6.00%, 2/01/13 – 12/01/18 (d)		1,424	1,535,718
Ginnie Mae Mortgage-Backed Securities, 5.50%, 8/15/33		143	152,465

			65,863,740

Total U.S. Government Sponsored Agency Securities — 30.3%			106,326,632

U.S. Treasury Obligations

U.S. Treasury Bonds (e):
8.13%, 8/15/19		7,770	10,634,581
8.75%, 8/15/20		750	1,079,180
8.13%, 8/15/21		4,550	6,354,357
8.00%, 11/15/21		8,350	11,581,709
4.50%, 2/15/36		6,820	6,857,299
U.S. Treasury Notes:
2.25%, 1/31/15		1,075	1,075,335
8.88%, 8/15/17		550	759,430
3.38%, 11/15/19		12,725	12,478,453
3.63%, 2/15/20		1,520	1,524,037
8.75%, 5/15/20 (e)		2,250	3,229,101
4.25%, 5/15/39 (e)		6,045	5,772,975
4.50%, 8/15/39 (e)		1,290	1,284,155
4.38%, 11/15/39		1,200	1,164,188
4.63%, 2/15/40 (e)		5,210	5,291,406
U.S. Treasury Strips, 8/15/20 (e)		6,150	4,041,091

Total U.S. Treasury Obligations — 20.8%			73,127,297

Warrants (q)	Shares		Value

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)		13,751	—

Total Warrants — 0.0%			—

Total Long-Term Investments (Cost — $532,722,994) — 154.2%			$541,562,725

Short-Term Securities

Money Market Fund — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (r)(s)		116,959	116,959

	Par (000)

Borrowed Bond Agreements — 5.5%
Barclays Capital Inc.:
0.09%, 3/04/10	USD	12,407	12,406,875
0.13%, 6/30/10		3,416	3,416,000
0.14%, 6/30/10		752	752,125
JPMorgan Securities Inc., 0.10%, 3/31/10		1,146	1,146,000
Royal Bank of Scotland Plc, 0.12%, 6/30/10		1,424	1,424,063

			19,145,063

Total Short-Term Securities (Cost — $19,262,022) — 5.5%			19,262,022

Options Purchased	Contracts

Exchange-Traded Call Swaptions Purchased — 0.0%
10-Year US Treasury Bond, Strike Price USD 118, Expires 4/23/10	132		107,250

Over-the-Counter Call Swaptions — 0.3%
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker Barclays Bank Plc	3	(t)	32
Receive a fixed rate of 1.12% and pay a floating rate based on 3-month LIBOR, Expires 4/26/10, Broker Morgan Stanley Capital Services, Inc.	23	(t)	29,228
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, Expires 5/14/10, Broker Royal Bank of Scotland Plc	5	(t)	82,798
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Citibank NA	6	(t)	95,731
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Citibank NA	26	(t)	101,968
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker Deutsche Bank AG	26	(t)	92,385
Receive a fixed rate of 2.91% and pay a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA	17	(t)	283,638
Receive a fixed rate of 5.06% and pay a floating rate based on 3-month LIBOR, Expires 1/22/13, Broker JPMorgan Chase Bank NA	4	(t)	290,341

			976,121

Exchange-Traded Put Options Purchased — 0.0%
Euro-dollar Future, Strike Price USD 98.25, Expires 9/13/10	231		18,769

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts (t)			Value

Over-the-Counter Put Swaptions — 1.1%
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker Royal Bank of Scotland Plc		16		$159
Pay a fixed rate of 5.25% and receive a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA		39		2,515
Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Citibank NA		7		120,742
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.		26		17,042
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Citibank NA		26		16,654
Pay a fixed rate of 2.91% and receive a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA		16		170,117
Pay a fixed rate of 5.04% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA		28		1,416,511
Pay a fixed rate of 5.17% and receive a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker JPMorgan Chase Bank NA		27		1,291,910
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International		4		217,923
Pay a fixed rate of 4.71% and receive a floating rate based on 3-month LIBOR, Expires 11/18/13, Broker JPMorgan Chase Bank NA		12		482,132
Pay a fixed rate of 5.06% and receive a floating rate based on 3-month LIBOR, Expires 1/22/13, Broker JPMorgan Chase Bank NA		4		232,957

				3,968,662

Total Options Purchased (Cost — $6,449,264) — 1.4%				5,070,802

Total Investments Before TBA Sale Commitments and Outstanding Options Written (Cost — $558,434,280*) — 161.1%				565,895,549

Borrowed Bonds	Par (000)

U.S. Treasury Bonds, 8.13%, 8/15/19	USD	3,490		(4,776,665)
U.S. Treasury Notes:
8.88%, 8/15/17		550		(759,430)
3.38%, 11/15/19		12,725		(12,478,453)
4.38%, 11/15/39		1,200		(1,164,188)

Total Borrowed Bonds (Proceeds — $18,909,571) — (5.5)%				(19,178,736)

TBA Sale Commitments (p)

Fannie Mae Mortgage-Backed Securities:
4.50%, 7/01/39 – 3/15/40		14,900		(15,086,250)
5.00%, 1/01/23 – 3/15/40		1,100		(1,157,781)
5.50%, 4/15/25 – 4/15/40		5,300		(5,581,563)
6.00%, 8/01/29 – 4/01/35		21,000		(22,276,401)
6.50%, 3/15/40		5,000		(5,337,500)

TBA Sale Commitments (p)	Par (000)			Value

Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22 – 3/15/40	USD	1,500		$(1,583,437)
5.50%, 3/15/40 (p)		500		(528,672)
Ginnie Mae Mortgage-Backed Securities,
5.50%, 8/15/33		100		(105,890)

Total TBA Sale Commitments (Proceeds — $51,591,977) — (14.7)%				(51,657,494)

Options Written	Contracts

Exchange-Traded Put Options Purchased — 0.0%
Euro-dollar Future, Strike Price USD 98.25, Expires 9/13/10		231		(7,219)

Over-the-Counter Call Swaptions — (0.9)%
Pay a fixed rate of 3.74% and receive a floating rate based on 3-month LIBOR, Expires 3/25/10, Broker Citibank NA		5	(t)	(51,620)
Pay a fixed rate of 3.14% and receive a floating rate based on 3-month LIBOR, Expires 4/01/10, Broker Barclays Bank Plc		3	(t)	(504)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA		3	(t)	(23,710)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.		12	(t)	(197,432)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Morgan Stanley Capital Services, Inc.		10	(t)	(89,642)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 11/20/10, Broker Barclays Bank Plc		15	(t)	(1,241,010)
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month LIBOR, Expires 2/07/11, Broker Citibank NA		5	(t)	(187,867)
Pay a fixed rate of 4.31% and receive a floating rate based on 3-month LIBOR, Expires 2/24/11, Broker Deutsche Bank AG		6	(t)	(257,812)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG		4	(t)	(193,940)
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, Expires 2/21/12, Broker Citibank NA		4	(t)	(268,563)
Pay a fixed rate of 5.18% and receive a floating rate based on 3-month LIBOR, Expires 2/19/13, Broker JPMorgan Chase Bank NA		5	(t)	(376,527)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA		2	(t)	(137,140)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG		3	(t)	(163,676)

				(3,189,443)

Over-the-Counter Put Swaptions — (1.0)%
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, Expires 3/12/10, Broker Barclays Bank Plc		3	(t)	(18,109)
Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, Expires 3/15/10, Broker Royal Bank of Scotland Plc		16	(t)	(159)
Receive a fixed rate of 3.74% and pay a floating rate based on 3-month LIBOR, Expires 3/25/10, Broker Citibank NA		5	(t)	(39,510)

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Options Written	Contracts (t)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.14% and pay a floating rate based on 3-month LIBOR, Expires 4/01/10, Broker Barclays Bank Plc	3	$(175,718)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	3	(16,373)
Receive a fixed rate of 3.80% and pay a floating rate based on 3-month LIBOR, Expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	12	(31,165)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Morgan Stanley Capital Services, Inc.	10	(74,271)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 11/20/10, Broker Barclays Bank Plc	15	(138,255)
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month LIBOR, Expires 2/07/11, Broker Citibank NA	5	(170,491)
Receive a fixed rate of 4.31% and pay a floating rate based on 3-month LIBOR, Expires 2/24/11, Broker Deutsche Bank AG	6	(200,140)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	4	(206,680)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, Expires 2/21/12, Broker Citibank NA	4	(201,687)
Receive a fixed rate of 6.04% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA	28	(752,100)
Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	4	(116,094)
Receive a fixed rate of 6.17% and pay a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker JPMorgan Chase Bank NA	27	(686,562)
Receive a fixed rate of 5.18% and pay a floating rate based on 3-month LIBOR, Expires 2/19/13, Broker JPMorgan Chase Bank NA	5	(267,566)
Receive a fixed rate of 4.84% and pay a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA	2	(197,220)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	3	(223,422)

		(3,515,522)

Total Options Written (Premiums Received — $8,941,330) — (1.9)%		(6,712,184)

Total Investments, Net of TBA Sale Commitments and Outstanding Options Written — 139.0%		488,347,135
Liabilities in Excess of Other Assets — (39.0)%		(137,126,526)

Net Assets — 100.0%		$351,220,609

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$558,773,339

Gross unrealized appreciation	$20,435,150
Gross unrealized depreciation	(13,312,940)

Net unrealized appreciation	$7,122,210

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(h)	Convertible security.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(l)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.	$2,855,000	—

(m)	All or a portion of security has been pledged as collateral in connection with TALF Program.

(n)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(o)	Security is perpetual in nature and has no stated maturity date.

(p)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Capital, Inc.	$6,682,500	$73,219
Citigroup Global Markets, Inc.	$(9,697,578)	$(80,336)
Credit Suisse Securities LLC	$(2,110)	$(703)
Deutsche Bank Securities, Inc.	$(4,661,908)	$(42,002)
Goldman Sachs & Co.	$7,559,970	$58,790
JPMorgan Securities, Ltd.	$207,656	$648
Morgan Stanley Capital Services, Inc.	$(4,448,561)	$(319)

(q)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(1,618,526)	$833

(s)	Represents the current yield as of report date.

(t)	One contract represents a notional amount of $1 million.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Reverse repurchase agreements outstanding as of February 28, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

BNP Paribas	0.43%	10/30/09	TBD	$3,570,461	$3,565,265
Morgan Stanley Capital Services, Inc.	0.40%	11/09/09	TBD	13,561,135	13,544,280
Bank of America, NA	0.40%	11/18/09	TBD	1,230,751	1,229,344
Barclays Capital, Inc.	0.40%	11/25/09	TBD	1,800,919	1,799,000
Barclays Capital, Inc.	0.40%	12/10/09	TBD	3,156,838	3,154,000
Credit Suisse Securities (USA), Inc.	0.19%	1/26/10	6/30/10	11,670,119	11,668,025
Royal Bank of Scotland Plc	0.14%	1/26/10	3/31/10	6,720,932	6,720,044
Credit Suisse Securities (USA), Inc.	0.14%	1/26/10	3/31/10	6,513,049	6,512,187
JPMorgan Securities, Inc.	0.15%	2/11/10	3/11/10	18,339,375	18,338,000
Barclays Capital, Inc.	0.11%	2/18/10	3/04/10	12,470,919	12,470,500
Bank of America, NA	0.14%	2/18/10	3/04/10	25,489,628	25,488,537
Credit Suisse Securities (USA), Inc.	0.15%	2/19/10	3/04/10	2,908,621	2,908,500
Barclays Capital, Inc.	0.14%	2/22/10	3/04/10	5,125,457	5,125,337
Barclays Capital, Inc.	0.18%	2/22/10	3/04/10	14,080,225	14,079,732
JPMorgan Securities, Inc.	0.15%	2/22/10	3/04/10	8,783,758	8,783,502
Credit Suisse Securities (USA), Inc.	0.16%	2/23/10	3/04/10	7,185,739	7,185,548
Credit Suisse Securities (USA), Inc.	0.17%	2/23/10	3/04/10	6,078,980	6,078,808

Total				$148,686,906	$148,650,609

•	Foreign currency exchange contracts as of February 28, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	396,100	USD	546,098	Citibank NA	3/24/10	$(6,772)
USD	11,755,905	EUR	8,131,500	Citibank NA	3/24/10	684,126
CAD	4,059,225	USD	3,836,098	Citibank NA	4/21/10	21,388
USD	50,299	CAD	53,225	Citibank NA	4/21/10	(280)
USD	3,829,583	CAD	4,006,000	Goldman Sachs Bank USA	4/21/10	22,676
USD	934,166	GBP	577,000	Morgan Stanley Capital Services, Inc.	4/21/10	54,705

Total						$775,843

•	Financial futures contracts purchased as of February 28, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

319	30-Year U.S. Treasury Bond	Chicago	June 2010	$36,549,303	$52,489
293	30-Year U.S. Treasury Ultra Bond	Chicago	June 2010	$35,962,646	94,667

Total					$147,156

•	Financial futures contracts sold as of February 28, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation

309	2-Year U.S. Treasury Bond	Chicago	June 2010	$67,029,384	$(158,804)
522	5-Year U.S. Treasury Bond	Chicago	June 2010	$60,018,179	(501,196)
87	10-Year U.S. Treasury Bond	Chicago	June 2010	$10,200,015	(21,126)

Total					$(681,126)

•	Interest rate swaps outstanding as of February 28, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.13% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2012	USD	6,300	$(12,372)
2.79% (a)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	USD	2,095	(30,479)
2.69% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	USD	8,300	51,028
2.22% (b)	3-month LIBOR	Citibank NA	January 2016	USD	12,500	(448,523)
3.89% (b)	3-month LIBOR	Citibank NA	July 2019	USD	17,500	429,858
3.87% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	1,800	30,860
3.88% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	3,400	62,878
3.70% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	12,000	—
4.24% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	1,345	(49,617)
4.42% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	4,410	(214,017)
5.41% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	8,545	1,276,770
5.37% (a)	3-month LIBOR	Bank of America, NA	September 2027	USD	8,000	(1,166,424)
4.84% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2038	USD	6,000	(457,276)
4.35% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	USD	2,500	11,827
4.44% (a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	1,900	(15,533)
4.52% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	3,500	77,046
4.58% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	1,700	(57,357)

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

•	Interest rate swaps outstanding as of February 28, 2010 were as follows (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.50% (c)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	900	137,460

Total						$(373,871)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

(c)	Pays fixed interest rate and receives floating rate at expiration date.

•	Credit default swaps on single-name issues — buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	260	$(2,705)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	50	(691)

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	June 2012	USD	375	2,574

Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	405	(56,272)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	145	(21,787)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	65	(325)
Belo	5.00%	Barclays Bank Plc	June 2013	USD	190	(29,517)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	225	(13,552)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	940	(115,746)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	550	(68,328)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	300	(8,920)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	1,040	(28,449)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	130	(34,342)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	250	(5,142)
Seagate Technology Holdings	1.00%	Credit Suisse International	June 2014	USD	155	(1,527)
Seagate Technology Holdings	5.00%	Morgan Stanley Capital Services, Inc.	June 2014	USD	370	(5,758)
Brunswick Corp.	5.00%	Credit Suisse International	September 2014	USD	1,250	(35,052)

•	Credit default swaps on single-name issues — buy protection outstanding as of February 28, 2010 were as follows (concluded):

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	150	$(1,344)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	195	(19,782)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	265	(85,966)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	310	(10,455)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	400	(49,699)
First Data Corp.	5.00%	Deutsche Bank AG	December 2015	USD	460	30,821

Total						$(561,964)

•	Credit default swaps on traded indexes — buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

Dow Jones CDX North American High Yield	5.00%	Credit Suisse International	December 2014	USD	13,959	$(17,991)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	23

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

The following tables summarize the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Asset-Backed Securities	—	$22,039,220	$3,185,239	$25,224,459
Common Stocks	—	113,065	8,771	121,836
Corporate Bonds	—	246,761,275	3,001,040	249,762,315
Foreign Agency Obligations	—	11,788,639	—	11,788,639
Non-Agency Mortgage-Backed Securities	—	59,722,404	2,327,294	62,049,698
Other Interests	—	—	381	381
Preferred Securities	—	5,201,632	47,683	5,249,315
Taxable Municipal Bonds	—	7,912,153	—	7,912,153
U.S. Government Sponsored Agency Securities	—	100,079,765	6,246,867	106,326,632
U.S. Treasury Obligations	—	73,127,297	—	73,127,297
Short-Term Securities:
Money Market Fund	$116,959	—	—	116,959
Borrowed Bond Agreements	—	19,145,063	—	19,145,063

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Borrowed Bonds	—	$(19,178,736)	—	$(19,178,736)
TBA Sale Commitments	—	(51,657,494)	—	(51,657,494)

Total	$116,959	$475,054,283	$14,817,275	$489,988,517

•	The following table summarizes the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$273,175	$7,838,800	—	$8,111,975
Liabilities	(688,345)	(9,513,331)	$(12,069,092)	(22,270,768)

Total	$(415,170)	$(1,674,531)	$(12,069,092)	$(14,158,793)

[1]

Other financial instruments are futures contracts, swaps, foreign currency exchange contracts, TALF loans and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and TALF loans are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Total

Balance, as of August 31, 2009	$1,198,713	—	$1,488,845	$1,612,444	$381	—	$2,690,595	$6,990,978
Accrued discounts/premiums	—	—	—	—	—	—	—	—
Realized gain (loss)	—	—	(69,933)	21,530	—	—	1,504,160	1,455,757
Change in unrealized appreciation/depreciation[2]	79,510	—	1,026,256	32,264	—	—	(1,463,002)	(324,972)
Net purchases (sales)	—	—	(1,087,933)	(74,906)	—	—	(2,731,753)	(3,894,592)
Net transfers in/out of Level 3	1,907,016	$8,771	1,643,805	735,962	—	$47,683	6,246,867	10,590,104

Balance, as of February 28, 2010	$3,185,239	$8,771	$3,001,040	$2,327,294	$381	$47,683	$6,246,867	$14,817,275

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $111,774.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used in determine fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	$(226,565)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(37,069)
Net purchases (sales)	—
Net transfers in/out of Level 3	(11,805,458)

Balance, as of February 28, 2010	$(12,069,092)

[3]	Other financial instruments are TALF loans and swaps.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.2%
Lear Corp. (a)	10,763	$745,553

Building Products — 0.6%
Masonite Worldwide Holdings (a)	52,793	2,217,306

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	430,000	692,300

Chemicals — 0.1%
Solutia, Inc. (a)	13,000	182,910
Wellman Holdings, Inc. (a)	2,499	625

		183,535

Communications Equipment — 1.0%
Brocade Communications Systems, Inc. (a)	85,000	494,700
Loral Space & Communications Ltd. (a)	96,238	3,130,622

		3,625,322

Construction Materials — 0.0%
Nortek, Inc. (a)	3,280	121,360

Containers & Packaging — 0.2%
Rock-Tenn Co., Class A	18,000	753,120

Diversified Financial Services — 0.4%
Bank of America Corp.	95,000	1,582,700

Diversified Telecommunication Services — 0.5%
Qwest Communications International, Inc.	362,854	1,654,614

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	109,685	7,788
SunPower Corp., Class B (a)	573	9,357

		17,145

Food Products — 0.0%
Pilgrims Pride Corp. (a)	9,416	84,932

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,854	10,475

Household Durables — 0.2%
Beazer Homes USA, Inc. (a)	35,408	147,297
Pulte Homes, Inc. (a)	43,000	465,690

		612,987

Machinery — 0.1%
Accuride Corp. (a)	268,760	349,388

Media — 0.3%
Gannett Co., Inc.	78,000	1,181,700

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)	186,000	390,667
Ainsworth Lumber Co. Ltd. (a)(b)	208,741	438,432
Western Forest Products, Inc. (a)	74,889	15,658
Western Forest Products, Inc. (a)(b)	74,936	15,668

		860,425

Software — 0.1%
TiVo, Inc. (a)	50,000	474,000

Wireless Telecommunication Services — 0.3%
FiberTower Corp. (a)	127,570	525,589
SBA Communications Corp., Class A (a)	12,000	424,320

		949,909

Total Common Stocks — 4.4%		16,116,771

Corporate Bonds		Par (000)	Value

Airlines — 2.1%
American Airlines, Inc., 10.50%, 10/15/12 (b)	USD	1,560	$1,599,000
American Airlines Pass Through Trust, Series 2001-02, 7.86%, 4/01/13		490	493,675
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18		93	85,737
Series 2001-1-C, 7.03%, 12/15/12		409	398,687
Series 2003-RJ, 7.88%, 1/02/20		654	582,133
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,500	1,545,000
United Air Lines, Inc., 12.75%, 7/15/12		2,890	3,063,400

			7,767,632

Auto Components — 0.8%
Delphi International Holdings Unsecured, 12.00%, 10/06/14		134	134,459
The Goodyear Tire & Rubber Co.:
7.86%, 8/15/11		1,780	1,842,300
8.63%, 12/01/11		1,107	1,148,513

			3,125,272

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		1,050	1,071,924

Building Products — 1.1%
Associated Materials LLC, 9.88%, 11/15/16		1,060	1,123,600
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		930	930,000
Goodman Global Group, Inc., 12.86%, 12/15/14 (b)(c)		445	258,100
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,625	1,649,375

			3,961,075

Capital Markets — 0.4%
E*Trade Financial Corp., 3.46%, 8/31/19 (b)(c)(d)		356	541,120
MU Finance Plc, 8.75%, 2/01/17 (b)	GBP	626	882,940

			1,424,060

Chemicals — 2.8%
American Pacific Corp., 9.00%, 2/01/15	USD	1,300	1,283,750
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		340	352,750
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		2,705	2,529,175
Hexion U.S. Finance Corp., 9.75%, 11/15/14		460	434,700
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	415	526,944
5.50%, 6/30/16	USD	805	708,400
Innophos, Inc., 8.88%, 8/15/14		1,185	1,217,587
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,845	1,845,000
Wellman Holdings, Inc., Subordinate Note (d):
Second Lien, 10.00%, 1/29/19 (b)		1,385	1,385,000
Third Lien, 5.00%, 1/29/19 (c)(e)		443	221,636

			10,504,942

Commercial Banks — 0.1%
Glitnir Banki HF (a)(f):
4.15%, 4/20/10 (b)		165	42,900
6.38%, 9/25/12 (b)		1,005	261,300
Series EMTN, 5.07%, 1/27/10	EUR	50	17,702
Series EMTN, 3.00%, 6/30/10		65	22,569
Series GMTN, 4.38%, 2/05/10		75	26,552

			371,023

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	25

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies — 3.0%
ACCO Brands Corp., 10.63%, 3/15/15 (b)	USD	365	$396,755
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		870	930,900
Scientific Games International, Inc., 9.25%, 6/15/19		1,275	1,348,313
Waste Services, Inc., 9.50%, 4/15/14		4,425	4,546,687
West Corp.:
9.50%, 10/15/14		460	456,550
11.00%, 10/15/16		3,370	3,378,425

			11,057,630

Construction Materials — 1.2%
Nortek, Inc., 11.00%, 12/01/13		3,295	3,459,306
Texas Industries, Inc., 7.25%, 7/15/13		1,160	1,128,100

			4,587,406

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		1,010	1,004,950
Ford Motor Credit Co. LLC:
3.00%, 1/13/12 (g)		310	290,625
7.80%, 6/01/12		300	303,171
8.00%, 12/15/16		270	271,117

			1,869,863

Containers & Packaging — 4.0%
Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		700	673,750
Berry Plastics Holding Corp., 8.88%, 9/15/14		1,545	1,487,063
Crown European Holdings SA, 6.25%, 9/01/11	EUR	113	156,944
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	1,180	1,239,000
Impress Holdings BV, 3.38%, 9/15/13 (b)(g)		545	508,213
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,500	1,522,500
6.75%, 12/01/14	EUR	233	317,266
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	1,625	1,293,906
Pregis Corp., 12.38%, 10/15/13		1,765	1,751,762
Rock-Tenn Co., 8.20%, 8/15/11		2,950	3,178,625
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	735	980,801
7.75%, 11/15/19		700	948,393
Solo Cup Co., 10.50%, 11/01/13	USD	710	743,725

			14,801,948

Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17		4,425	4,336,500

Diversified Financial Services — 8.8%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		770	833,525
CIT Group, Inc.:
7.00%, 5/01/16		1,993	1,763,636
7.00%, 5/01/17		8,424	7,444,650
FCE Bank Plc:
7.88%, 2/15/11	GBP	1,000	1,536,245
7.13%, 1/16/12	EUR	2,950	3,981,536
7.13%, 1/15/13		1,300	1,734,749
GMAC LLC:
7.25%, 3/02/11	USD	774	780,773
6.88%, 9/15/11		800	800,000
6.88%, 8/28/12		900	891,000
2.45%, 12/01/14 (g)		702	600,558
6.75%, 12/01/14		1,480	1,413,400
8.30%, 2/12/15 (b)		3,740	3,772,725
8.00%, 11/01/31		1,620	1,494,450
General Motors Acceptance Corp. of Canada Ltd., 6.00%, 5/25/10	CAD	400	375,335

		Par (000)
Corporate Bonds			Value

Diversified Financial Services (concluded)
Leucadia National Corp., 8.13%, 9/15/15	USD	2,000	$2,030,000
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		2,185	2,212,313
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	550	747,046

			32,411,941

Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	1,530	1,468,800
GCI, Inc., 8.63%, 11/15/19 (b)		1,700	1,727,625
Level 3 Financing, Inc., 10.00%, 2/01/18 (b)		1,000	917,500
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		320	342,400
Qwest Communications International, Inc.:
7.50%, 2/15/14		5,705	5,762,050
8.00%, 10/01/15 (b)		800	828,000
Qwest Corp.:
7.63%, 6/15/15		850	908,437
8.38%, 5/01/16		990	1,084,050
Windstream Corp., 8.13%, 8/01/13		1,110	1,154,400

			14,193,262

Electric Utilities — 1.3%
Intergen NV, 9.00%, 6/30/17 (b)		620	632,400
NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,530	1,323,450
Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		2,694	2,699,461

			4,655,311

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		440	455,400

Energy Equipment & Services — 1.4%
Compagnie Générale de Géophysique-Veritas:
7.50%, 5/15/15		305	298,900
7.75%, 5/15/17		470	460,600
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		2,730	2,716,350
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		985	1,044,100
North American Energy Partners, Inc., 8.75%, 12/01/11		550	547,250

			5,067,200

Food & Staples Retailing — 1.0%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		1,225	1,102,500
Duane Reade, Inc., 11.75%, 8/01/15		250	315,000
Reddy Ice Corp., 11.25%, 3/15/15 (b)(h)		650	650,000
Rite Aid Corp.:
9.75%, 6/12/16		615	656,513
10.25%, 10/15/19		925	978,187

			3,702,200

Food Products — 0.5%
B&G Foods, Inc., 7.63%, 1/15/18		330	333,300
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,210	1,309,825
TreeHouse Foods, Inc., 7.75%, 3/01/18 (h)		230	236,038

			1,879,163

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14 (b)		890	952,300
10.88%, 11/15/14 (i)		2,540	2,717,800
Hologic, Inc., 2.00%, 12/15/37 (d)(j)		1,410	1,205,550

			4,875,650

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Providers & Services — 3.5%
Community Health Systems, Inc., Series WI, 8.88%, 7/15/15	USD	2,115	$2,189,025
HCA, Inc., 9.13%, 11/15/14		2,605	2,738,506
LifePoint Hospitals, Inc., 3.50%, 5/15/14 (d)		160	146,600
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		1,602	1,678,095
10.00%, 5/01/18		662	728,200
8.88%, 7/01/19		3,010	3,175,550
Vanguard Health Holding Co. II LLC, 8.00%, 2/01/18 (b)		2,315	2,274,488

			12,930,464

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,610	3,001,500

Hotels, Restaurants & Leisure — 3.7%
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(f)		657	39,420
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		1,620	1,680,750
Icahn Enterprises LP, 8.00%, 1/15/18 (b)		3,455	3,247,700
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(f)		2,450	1,188,250
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(f)		1,855	468,387
MGM Mirage:
13.00%, 11/15/13		1,675	1,909,500
10.38%, 5/15/14 (b)		395	418,700
11.13%, 11/15/17 (b)		1,220	1,317,600
Pinnacle Entertainment, Inc., 8.63%, 8/01/17 (b)		840	798,000
San Pasqual Casino, 8.00%, 9/15/13 (b)		1,525	1,448,750
Scientific Games Corp., 0.75%, 12/01/24 (d)(j)		420	407,925
Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		70	55,650
Travelport LLC:
4.88%, 9/01/14 (g)		210	195,300
9.88%, 9/01/14		310	316,975
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(f)		475	297
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(f)		1,435	272,650

			13,765,854

Household Durables — 2.3%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		1,960	2,185,400
Jarden Corp., 8.00%, 5/01/16		400	418,000
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		2,560	2,675,200
KB Home:
6.38%, 8/15/11		45	45,787
9.10%, 9/15/17		320	332,000
Standard Pacific Corp.:
6.25%, 4/01/14		535	481,500
7.00%, 8/15/15		395	355,500
10.75%, 9/15/16		1,960	2,043,300

			8,536,687

Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		195	201,825

IT Services — 1.5%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)		2,515	2,326,375
First Data Corp.:
9.88%, 9/24/15		2,630	2,248,950
11.25%, 3/31/16		1,195	979,900

			5,555,225

Corporate Bonds		Par (000)	Value

Independent Power Producers & Energy Traders — 3.6%
The AES Corp., 8.75%, 5/15/13 (b)	USD	1,210	$1,231,175
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		910	986,213
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,875	1,898,437
Energy Future Holdings Corp.:
10.88%, 11/01/17		625	473,438
11.25%, 11/01/17 (e)		4,323	3,025,904
10.00%, 1/15/20 (b)		2,700	2,754,000
NRG Energy, Inc., 7.25%, 2/01/14		2,965	2,987,237

			13,356,404

Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		3,550	3,479,000
13.50%, 12/01/15 (e)		5,797	5,811,269

			9,290,269

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,500	2,543,750
USI Holdings Corp., 4.13%, 11/15/14 (b)(g)		1,000	827,500

			3,371,250

Internet & Catalog Retail — 0.2%
NetFlix, Inc., 8.50%, 11/15/17		525	549,938

Internet Software & Services — 0.2%
Equinix, Inc., 8.13%, 3/01/18 (h)		920	920,000

Leisure Equipment & Products — 0.5%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,110	1,234,875
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		415	430,563

			1,665,438

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		250	261,250

Machinery — 1.2%
AGY Holding Corp., 11.00%, 11/15/14		1,640	1,312,000
Accuride Corp., 7.50%, 2/26/20 (d)(e)		14	23,523
Navistar International Corp.:
3.00%, 10/15/14 (d)		760	777,100
8.25%, 11/01/21		1,400	1,421,000
RBS Global, Inc., 8.88%, 9/01/16		725	656,125
Titan International, Inc., 5.63%, 1/15/17 (b)(d)		360	378,900

			4,568,648

Marine — 1.0%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)		3,130	2,590,075
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		750	763,125
Trico Shipping AS, 11.88%, 11/01/14 (b)		490	474,687

			3,827,887

Media — 13.2%
Affinion Group, Inc., 10.13%, 10/15/13		3,635	3,671,350
CCH II LLC, 13.50%, 11/30/16		539	636,732
CCO Holdings LLC, 8.75%, 11/15/13		1,020	1,035,300
CMP Susquehanna Corp., 3.20%, 5/15/14		236	4,720
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		580	609,725
Cablevision Systems Corp., Series B, 8.00%, 4/15/12		2,120	2,233,950
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(e)		885	924,825

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	27

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

		Par (000)
Corporate Bonds			Value

Media (concluded)
Charter Communications Operating LLC (b):
10.00%, 4/30/12	USD	700	$724,500
10.38%, 4/30/14		1,050	1,065,750
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (b)		7,136	7,322,970
Cox Enterprises, Inc. (c):
Loan Close 2, 12.00%, 8/15/18		960	960,000
Loan Close 3, 12.00%, 8/15/18		1,120	1,120,000
Shares Loan, 12.00%, 8/15/18		1,120	1,120,000
EchoStar DBS Corp., 7.00%, 10/01/13		140	143,150
Gannett Co., Inc., 8.75%, 11/15/14 (b)		1,010	1,056,713
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		510	405,450
9.50%, 5/15/15		620	565,750
Intelsat Corp., 9.25%, 6/15/16		3,320	3,436,200
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		390	395,850
Liberty Global, Inc., 4.50%, 11/15/16 (b)(c)(d)		660	787,875
Liberty Media Corp., 3.13%, 3/30/23 (d)		1,616	1,652,360
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	797	678,275
8.00%, 4/30/14 (b)		260	221,269
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	550	551,375
McClatchy Co., 11.50%, 2/15/17 (b)		390	380,250
Network Communications, Inc., 10.75%, 12/01/13		35	16,100
Nielsen Finance LLC:
11.63%, 2/01/14		140	155,925
10.00%, 8/01/14		2,685	2,785,687
Rainbow National Services LLC (b):
8.75%, 9/01/12		650	663,000
10.38%, 9/01/14		2,432	2,556,640
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	1,279	1,612,160
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	5,130	4,674,712
UPC Germany GmbH (b):
8.13%, 12/01/17		800	800,000
8.13%, 12/01/17	EUR	852	1,171,732
9.63%, 12/01/19		1,475	2,028,527
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	800	832,000

			49,000,822

Metals & Mining — 5.1%
Aleris International, Inc. (a)(f):
9.00%, 12/15/14		1,495	3,738
10.00%, 12/15/16		1,300	27,625
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		1,175	1,175,000
7.38%, 2/15/16		335	312,387
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		790	833,450
10.63%, 9/01/16		1,740	1,940,100
Foundation PA Coal Co., 7.25%, 8/01/14		2,925	2,925,000
GoldCorp., Inc., 2.00%, 8/01/14 (b)(d)		280	313,600
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		1,845	1,849,612
Murray Energy Corp., 10.25%, 10/15/15 (b)		1,255	1,256,569
New World Resources NV, 7.38%, 5/15/15	EUR	960	1,163,399
Novelis, Inc.:
7.25%, 2/15/15	USD	2,280	2,114,700
11.50%, 2/15/15		640	680,000
Ryerson, Inc.:
7.62%, 11/01/14 (g)		600	535,500
12.00%, 11/01/15		400	411,000

Corporate Bonds		Par (000)
			Value

Metals & Mining (concluded)
Steel Dynamics, Inc., 7.38%, 11/01/12	USD	680	$691,900
Teck Resources Ltd.:
10.25%, 5/15/16		445	530,662
10.75%, 5/15/19		1,005	1,236,150
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		950	1,002,250

			19,002,642

Multiline Retail — 1.3%
Dollar General Corp.:
10.63%, 7/15/15		229	250,755
11.88%, 7/15/17 (e)		3,611	4,197,787
Saks, Inc., 9.88%, 10/01/11		440	456,500

			4,905,042

Oil, Gas & Consumable Fuels — 7.3%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		465	481,275
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		680	765,000
10.75%, 2/01/18		380	411,350
Berry Petroleum Co., 8.25%, 11/01/16		750	751,875
Bill Barrett Corp., 9.88%, 7/15/16		360	381,150
Chesapeake Energy Corp., 2.25%, 12/15/38 (d)		1,200	891,000
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		260	286,000
10.25%, 12/15/15		1,695	1,633,556
Crosstex Energy LP, 8.88%, 2/15/18 (b)		1,460	1,481,900
Denbury Resources, Inc., 8.25%, 2/15/20		1,255	1,298,925
Encore Acquisition Co., 6.25%, 4/15/14		3,000	3,022,500
Forest Oil Corp., 7.25%, 6/15/19		705	690,900
Massey Energy Co., 3.25%, 8/01/15 (d)		2,615	2,353,500
Niska Gas US LLC, 8.88%, 3/15/18 (b)(h)		3,010	3,010,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,985	2,019,737
Petrohawk Energy Corp.:
10.50%, 8/01/14		835	905,975
7.88%, 6/01/15		695	695,000
Range Resources Corp., 8.00%, 5/15/19		600	628,500
Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16		2,925	2,822,625
Sabine Pass LNG LP, 7.50%, 11/30/16		555	487,013
SandRidge Energy, Inc.:
8.63%, 4/01/15 (e)		130	128,050
9.88%, 5/15/16 (b)		800	826,000
8.00%, 6/01/18 (b)		200	191,500
Teekay Shipping Corp., 8.50%, 1/15/20		970	984,550

			27,147,881

Paper & Forest Products — 4.2%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		1,645	1,225,427
Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		565	581,950
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		585	649,350
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,395	2,526,725
Glatfelter, 7.13%, 5/01/16 (b)		310	297,600
NewPage Corp.:
10.00%, 5/01/12		1,190	684,250
11.38%, 12/31/14		8,715	8,322,825
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		500	525,000
Series B, 4.00%, 8/01/14 (g)		420	339,150
Series B, 9.13%, 8/01/14		490	450,800

			15,603,077

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Pharmaceuticals — 1.4%
Angiotech Pharmaceuticals, Inc., 4.00%, 12/01/13 (g)	USD	1,605	$1,300,050
Elan Corp. Plc, 8.75%, 10/15/16 (b)		1,100	1,067,000
Elan Finance Plc, 8.88%, 12/01/13		140	142,100
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	1,415	1,782,237
Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)	USD	815	843,525

			5,134,912

Real Estate Management & Development — 0.6%
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,070,000

Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		1,370	1,387,125
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(f)		1,800	1,782,000

			3,169,125

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(e)(g)		670	13,408

Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		520	490,750
General Nutrition Centers, Inc., 10.75%, 3/15/15		885	894,956
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(j)		1,570	1,228,525
Limited Brands, Inc., 8.50%, 6/15/19		1,170	1,253,363
United Auto Group, Inc., 7.75%, 12/15/16		1,675	1,597,531

			5,465,125

Textiles, Apparel & Luxury Goods — 1.5%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	2,800	3,831,699
Quiksilver, Inc., 6.88%, 4/15/15	USD	2,000	1,705,000

			5,536,699

Wireless Telecommunication Services — 5.5%
Cricket Communications, Inc.:
9.38%, 11/01/14		1,600	1,592,000
10.00%, 7/15/15		2,800	2,835,000
7.75%, 5/15/16		330	335,363
Digicel Group Ltd. (b):
8.88%, 1/15/15		2,020	1,929,100
9.13%, 1/15/15 (e)		2,987	2,912,325
FiberTower Corp., 9.00%, 1/01/16		474	383,573
iPCS, Inc., 2.37%, 5/01/13 (g)		1,200	1,104,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		3,255	3,246,862
NII Holdings, Inc., 2.75%, 8/15/25 (d)		1,220	1,232,200
Nextel Communications, Inc.:
Series D, 7.38%, 8/01/15		100	92,250
Series E, 6.88%, 10/31/13		2,800	2,688,000
Series F, 5.95%, 3/15/14		160	145,200
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		365	321,200
Sprint Capital Corp., 6.88%, 11/15/28		1,880	1,424,100

			20,241,173

Total Corporate Bonds — 100.3%			371,211,947

Floating Rate Loan Interests (g)	Par (000)		Value

Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50%, 3/26/14	USD	399	$364,337

Auto Components — 1.0%
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%, 8/07/14		3,420	3,132,327
Dana Holding Corp., Term Advance, 4.48% – 4.51%, 1/30/15		587	571,606

			3,703,933

Automobiles — 2.9%
Ford Motor Co., Tranche B-1 Term Loan, 3.24% – 3.26%, 12/15/13		11,436	10,683,345

Building Products — 1.2%
CPG International I, Inc., Term Loan, 5.23%, 2/28/11		4,531	4,530,653

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		766	486,623

Chemicals — 1.0%
PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.48% – 3.50%, 7/30/14		985	901,275
Solutia Inc., Loan, 7.25%, 2/28/14		470	476,204
Tronox Worldwide LLC, Term Loan:
Tranche B-1, 9.00%, 6/24/10		1,813	1,860,440
Tranche B-2, 9.00%, 6/24/10		487	499,820

			3,737,739

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 13.00%, 12/14/17		3,000	3,000,000

Consumer Finance — 0.5%
DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12		1,923	1,898,204

Diversified Telecommunication Services — 1.8%
Wind Finance SL SA, Euro Facility (Second Lien), 7.67%, 12/17/14	EUR	4,908	6,655,503

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	1,900	1,968,400

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (fka Travelport Inc.), Loan, 8.25%, 3/27/12		4,756	4,351,511

Independent Power Producers & Energy Traders — 1.2%
Texas Competitive Electric Holdings Co., LLC (TXU), Term Loan:
Initial Tranche B-1, 3.73% – 3.75%, 10/10/14		324	260,613
Initial Tranche B-2, 3.73% – 3.75%, 10/10/14		916	736,373
Initial Tranche B-3, 3.73% – 3.75%, 10/10/14		4,276	3,421,001

			4,417,987

IT Services — 0.1%
First Data Corp., Initial Tranche B-1 Term Loan, 2.98% – 3.00%, 9/24/14		347	303,387

Machinery — 0.2%
Accuride Corp., Advance Term Loan, 9.75%, 1/31/12		875	873,177

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	29

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value

Media — 2.7%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12	USD	709	$669,993
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,463	2,437,875
HMH Publishing Co. Ltd.:
Mezzanine, 17.50%, 11/14/14		1,059	130,647
Tranche A Term Loan, 5.48%, 6/12/14		2,264	1,904,311
New Vision Exit Term Loan, 13.00%, 10/01/12		74	74,680
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,950	2,084,063
Virgin Media Investment Holdings Ltd., C Facility, 3.58%, 7/17/13	GBP	1,380	1,965,708
Worldcolor Press Inc. and Worldcolor (USA) Corp. (fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12	USD	697	704,447

			9,971,722

Multiline Retail — 0.5%
Hema Holding BV, Facility (Mezzanine), 8.92%, 1/29/17	EUR	1,272	1,255,563
The Neiman Marcus Group Inc., Term Loan, 2.26%, 4/06/13	USD	557	499,838

			1,755,401

Oil, Gas & Consumable Fuels — 0.7%
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		3,417	2,563,048

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 6.50% – 7.25%, 2/01/13		1,889	1,039,029

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term B Loan, 3.25%, 10/10/13		592	522,393
Synthetic Letter of Credit, 3.23%, 10/10/13		188	165,425

			687,818

Specialty Retail — 0.3%
Claire’s Stores Inc., Term B Loan, 3.00%, 5/29/14		418	345,329
Michaels Stores, Inc., Term Loan B-1, 2.50% – 2.56%, 10/31/13		554	498,559
Pedalgreen Ltd., Loan Facility, 9.54%, 11/30/15	GBP	228	319,896

			1,163,784

Total Floating Rate Loan Interests — 17.3%			64,155,603

Other Interests (k)		Beneficial Interest (000)

Auto Components — 2.0%
Delphi Debtor in Possession Hold Co. LLP, Class B, Membership Interests	USD	1	7,309,504
Lear Corp., Escrow		790	11,850

			7,321,354

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		970	97

Media — 0.0%
Adelphia Escrow		1,250	125
Adelphia Recovery Trust		1,568	6,271

			6,396

Total Other Interests — 2.0%			7,327,847

Preferred Stocks	Shares		Value

Diversified Financial Services — 0.8%
Citigroup, Inc., 7.50% (d)		23,300	$2,499,158
GMAC, Inc., 7.00%, (b)		880	622,847

			3,122,005

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (d)		14,976	352,872

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(g)		55,038	1

Total Preferred Securities — 0.9%			3,474,878

Warrants (l)

Construction & Engineering — 0.0%
Safway US LLC (expires 12/14/17)		550	1

Containers & Packaging — 0.0%
MDP Acquisitions Plc (expires 10/01/13)		1,100	47,136

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/04)		52,465	1

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)		819	8

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)		62,894	1
New Vision Holdings LLC (expires 9/30/14)		3,995	40
New Vision Holdings LLC (expires 9/30/14)		22,194	221

			262

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)		2	—

Total Warrants — 0.0%			47,408

Total Long-Term Investments (Cost — $469,959,557) — 124.9%			462,334,454

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (m)(n)		4,339,566	4,339,566

Total Short-Term Securities (Cost — $4,339,566) — 1.2%			4,339,566

Total Investments (Cost — $474,299,123*) — 126.1%			466,674,020

Liabilities in Excess of Other Assets — (26.1)%			(96,525,521)

Net Assets — 100.0%			$370,148,499

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$477,280,554

Gross unrealized appreciation	$20,541,512
Gross unrealized depreciation	(31,148,046)

Net unrealized depreciation	$(10,606,534)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(d)	Convertible security.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Variable rate security. Rate shown is as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global	$920,000	—
Wells Fargo Bank	$236,038	$6,038
JPMorgan Securities	$650,000	—
Morgan Stanley Capital Services, Inc.	$3,010,000	—

(i)	All or a portion of security has been pledged as collateral in connection with swaps.

(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$2,142,475	$426

(n)	Represents the current yield as of report date.

•	Credit default swaps on single-name issues — buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2011	USD	755	$(4,860)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD	1,475	(51,607)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	1,000	(263,029)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	900	(215,800)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	300	(8,479)
Centex Corp.	1.00%	Deutsche Bank USA	September 2014	USD	275	1,529
Limited Brands, Inc.	1.00%	Goldman Sachs Bank USA	September 2014	USD	1,500	(52,581)
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	100	(3,435)
American Axle and Manufacturing Inc.	5.00%	Deutsche Bank AG	December 2014	USD	560	(4,192)
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	875	1,608

Total						$(600,846)

•	Credit default swaps on single name issues — sold protection outstanding as of February 28, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Advanced Micro Index Devices, Inc.	5.00%	JPMorgan Chase Bank NA	March 2015	B–	USD	700	$2,614
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	USD	150	1,928
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	USD	725	(24,906)
Standard Pacific Corp.	5.00%	Goldman Sachs International	March 2015	B–	USD	400	(358)

Total							$(20,722)

	[1]	Using Standard and Poor’s ratings of the issuer.

	[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Foreign currency exchange contracts as of February 28, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	583,000	USD	795,112	Citibank NA	3/03/10	$(1,275)
EUR	1,434,000	USD	1,976,895	Citibank NA	3/24/10	(24,373)
USD	34,458,271	EUR	23,879,500	Citibank NA	3/24/10	1,944,152
USD	691,160	CAD	723,000	Goldman Sachs Bank USA	4/21/10	4,093
USD	1,574,454	GBP	1,006,500	Citibank NA	4/21/10	40,351
USD	990,578	GBP	614,000	Deutsche Bank AG	4/21/10	54,723
USD	2,660,835	GBP	1,643,500	Morgan Stanley Capital Services, Inc.	4/21/10	155,820

Total						$2,173,491

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	31

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following tables summarize the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks	$15,206,966	$787,820	$121,985	$16,116,771
Corporate Bonds	—	365,838,511	5,373,436	371,211,947
Floating Rate Loan Interests	—	31,019,481	33,136,122	64,155,603
Other Interests	—	11,850	7,315,997	7,327,847
Preferred Securities	2,499,158	975,719	1	3,474,878
Warrants	—	47,137	271	47,408
Short-Term Securities	4,339,566	—	—	4,339,566

Total	$22,045,690	$398,680,518	$45,947,812	$466,674,020

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	—	$2,206,818	$116	$2,206,934
Liabilities	—	(654,895)	(170,722)	(825,617)

Total	—	$1,551,923	$(170,606)	$1,381,317

[1]	Other financial instruments are swaps, foreign currency exchange contracts and unfunded loan commitments which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total

Balance, as of August 31, 2009	$645	$2,089,671	$34,290,990	$6,493	$1	$10	$36,387,810
Accrued discounts/premium	—	—	—	—	—	—	—
Realized gain (loss)	—	340,878	(6,147,522)	—	—	—	(5,806,644)
Change in unrealized appreciation/depreciation[2]	12,958	(78,077)	15,487,331	—	—	(9)	15,422,203
Net purchases (sales)	—	(741,323)	(8,388,752)	—	—	—	(9,130,075)
Net transfers in/out of Level 3	108,382	3,762,287	(2,105,925)	7,309,504	—	270	9,074,518

Balance, as of February 28, 2010	$121,985	$5,373,436	$33,136,122	$7,315,997	$1	$271	$45,947,812

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $10,725,147.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used in determining fair value:

Other Financial Instruments[3]

	Assets	Liabilities

Balance, as of August 31, 2009	—	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in/out of Level 3	$116	$(170,722)

Balance, as of February 28, 2010	$116	$(170,722)

[3]	Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Auto Components — 0.1%
Lear Corp. (a)		6,842	$473,945

Building Products — 0.6%
Masonite Worldwide Holdings (a)		57,354	2,408,868

Capital Markets — 0.2%
E*Trade Financial Corp. (a)		464,000	747,040

Chemicals — 0.0%
Wellman Holdings, Inc. (a)		2,616	654

Communications Equipment — 1.0%
Brocade Communications Systems, Inc. (a)		85,000	494,700
Loral Space & Communications Ltd. (a)		104,619	3,403,256

			3,897,956

Construction Materials — 0.0%
Nortek, Inc. (a)		3,445	127,465

Diversified Financial Services — 0.4%
Bank of America Corp.		95,000	1,582,700

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.		200,000	912,000

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		116,910	8,301
SunPower Corp., Class B (a)		1,235	20,167

			28,468

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,816	10,261

Machinery — 0.1%
Accuride Corp. (a)		283,553	368,619

Media — 0.4%
Gannett Co., Inc.		88,000	1,333,200

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (a)		197,451	414,718
Ainsworth Lumber Co. Ltd. (a)(b)		221,591	465,421
Western Forest Products, Inc. (a)(b)		78,039	16,317

			896,456

Wireless Telecommunication Services — 0.3%
FiberTower Corp. (a)		127,570	525,589
SBA Communications Corp., Class A (a)		14,500	512,720

			1,038,309

Total Common Stocks — 3.5%			13,825,941

Corporate Bonds	Par (000)

Airlines — 2.4%
American Airlines, Inc., 10.50%, 10/15/12 (b)	USD	1,620	$1,660,500
American Airlines Pass Through Trust, Series 2001-02, 7.86%, 4/01/13		510	513,825
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18		1,491	1,371,784
Series 2001-1-C, 7.03%, 12/15/12		432	421,340
Series 2003-RJ, 7.88%, 1/02/20		680	605,187
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,600	1,648,000
United Air Lines, Inc., 12.75%, 7/15/12		3,120	3,307,200

			9,527,836

Corporate Bonds	Par (000)		Value

Auto Components — 0.8%
Delphi International Holdings Unsecured, 12.00%, 10/06/14	USD	69	$69,136
The Goodyear Tire & Rubber Co.:
7.86%, 8/15/11		1,905	1,971,675
8.63%, 12/01/11		1,195	1,239,812

			3,280,623

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		1,120	1,143,386

Building Products — 1.1%
Associated Materials LLC, 9.88%, 11/15/16		1,120	1,187,200
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		980	980,000
Goodman Global Group, Inc., 12.86%, 12/15/14 (b)(c)		475	275,500
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,730	1,755,950

			4,198,650

Capital Markets — 0.1%
E*Trade Financial Corp., 3.42% 8/31/19 (b)(c)(d)		380	577,600

Chemicals — 2.9%
American Pacific Corp., 9.00%, 2/01/15		1,400	1,382,500
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		360	373,500
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		2,840	2,655,400
Hexion U.S. Finance Corp., 9.75%, 11/15/14		485	458,325
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	440	558,687
5.50%, 6/30/16	USD	860	756,800
Innophos, Inc., 8.88%, 8/15/14		1,250	1,284,375
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,985	1,985,000
Wellman Holdings, Inc. (d):
Second Lien Subordinate Note, 10.00%, 1/29/19 (b)		1,450	1,450,000
Third Lien Subordinate Note, 5.00%, 1/29/19 (e)		464	232,152

			11,136,739

Commercial Services & Supplies — 3.1%
ACCO Brands Corp., 10.63%, 3/15/15 (b)		395	429,365
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		935	1,000,450
Scientific Games International, Inc., 9.25%, 6/15/19		1,335	1,411,763
Waste Services, Inc., 9.50%, 4/15/14		4,775	4,906,312
West Corp.:
9.50%, 10/15/14		670	664,975
11.00%, 10/15/16		3,550	3,558,875

			11,971,740

Construction Materials — 1.3%
Nortek, Inc., 11.00%, 12/01/13		3,460	3,633,327
Texas Industries, Inc., 7.25%, 7/15/13		1,285	1,249,662

			4,882,989

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		1,080	1,074,600
Ford Motor Credit Co. LLC:
3.00%, 1/13/12 (f)		340	318,750
7.80%, 6/01/12		300	303,171
8.00%, 12/15/16		290	291,200

			1,987,721

Containers & Packaging — 4.1%
Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		745	717,063
Berry Plastics Holding Corp., 8.88%, 9/15/14		1,625	1,564,062
Crown European Holdings SA, 6.25%, 9/01/11	EUR	118	163,889
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	1,245	1,307,250

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	33

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Containers & Packaging (concluded)
Impress Holdings BV, 3.38%, 9/15/13 (b)(f)	USD	595	$554,838
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,575	1,598,625
6.75%, 12/01/14	EUR	254	345,861
Packaging Dynamics Finance Corp., 10.00%,
5/01/16 (b)	USD	1,740	1,385,475
Pregis Corp., 12.38%, 10/15/13		1,920	1,905,600
Rock-Tenn Co., 8.20%, 8/15/11		3,175	3,421,062
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	785	1,047,522
7.75%, 11/15/19		745	1,009,361
Solo Cup Co., 10.50%, 11/01/13	USD	760	796,100

			15,816,708

Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17		4,775	4,679,500

Diversified Financial Services — 8.5%
Axcan Intermediate Holdings, Inc., 12.75%,
3/01/16		820	887,650
CIT Group, Inc., 7.00%, 5/01/17		9,835	8,691,681
FCE Bank Plc:
7.88%, 2/15/11	GBP	1,050	1,613,057
7.13%, 1/16/12	EUR	3,000	4,049,020
7.13%, 1/15/13		1,450	1,934,913
GMAC LLC:
7.25%, 3/02/11	USD	1,161	1,171,159
6.88%, 9/15/11		900	900,000
6.88%, 8/28/12		1,000	990,000
2.45%, 12/01/14 (f)		745	637,345
6.75%, 12/01/14		1,680	1,604,400
8.30%, 2/12/15 (b)		3,810	3,843,337
8.00%, 11/01/31		1,600	1,476,000
Leucadia National Corp., 8.13%, 9/15/15		2,100	2,131,500
Reynolds Group DL Escrow, Inc., 7.75%,
10/15/16 (b)		2,305	2,333,812
Reynolds Group Issuer, Inc., 7.75%,
10/15/16 (b)	EUR	600	814,959

			33,078,833

Diversified Telecommunication Services — 3.9%
Broadview Networks Holdings, Inc., 11.38%,
9/01/12	USD	1,680	1,612,800
GCI, Inc., 8.63%, 11/15/19 (b)		1,700	1,727,625
Level 3 Financing, Inc., 10.00%, 2/01/18 (b)		1,060	972,550
Nordic Telephone Co. Holdings ApS, 8.88%,
5/01/16 (b)		340	363,800
Qwest Communications International, Inc.:
7.50%, 2/15/14		3,190	3,221,900
8.00%, 10/01/15 (b)		900	931,500
Series B, 7.50%, 2/15/14		2,820	2,848,200
Qwest Corp.:
7.63%, 6/15/15		875	935,156
8.38%, 5/01/16		1,120	1,226,400
Windstream Corp., 8.13%, 8/01/13		1,210	1,258,400

			15,098,331

Electric Utilities — 1.3%
Intergen NV, 9.00%, 6/30/17 (b)		645	657,900
NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,630	1,409,950
Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		2,863	2,868,177

			4,936,027

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		470	486,450

		Par (000)	Value
Corporate Bonds

Energy Equipment & Services — 1.4%
Compagnie Générale de Géophysique-Veritas:
7.50%, 5/15/15	USD	335	$328,300
7.75%, 5/15/17		510	499,800
Expro Finance Luxembourg SCA, 8.50%,
12/15/16 (b)		2,890	2,875,550
North American Energy Alliance LLC, 10.88%,
6/01/16 (b)		1,055	1,118,300
North American Energy Partners, Inc., 8.75%,
12/01/11		595	592,025

			5,413,975

Food & Staples Retailing — 1.0%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		1,300	1,170,000
Duane Reade, Inc., 11.75%, 8/01/15		265	333,900
Reddy Ice Corp., 11.25%, 3/15/15 (b)(g)		690	690,000
Rite Aid Corp.:
9.75%, 6/12/16		660	704,550
10.25%, 10/15/19		945	999,338

			3,897,788

Food Products — 0.5%
B&G Foods, Inc., 7.63%, 1/15/18		340	343,400
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,240	1,342,300
TreeHouse Foods, Inc., 7.75%, 3/01/18 (g)		250	256,563

			1,942,263

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14 (b)		940	1,005,800
10.88%, 11/15/14 (h)		2,720	2,910,400
Hologic, Inc., 2.00%, 12/15/37 (d)(i)		1,495	1,278,225

			5,194,425

Health Care Providers & Services — 3.5%
Community Health Systems, Inc., Series WI, 8.88%,
7/15/15		2,305	2,385,675
HCA, Inc., 9.13%, 11/15/14		2,745	2,885,681
LifePoint Hospitals, Inc., 3.50%, 5/15/14 (d)		170	155,763
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		2,560	2,681,600
10.00%, 5/01/18		1,050	1,155,000
8.88%, 7/01/19		1,940	2,046,700
Vanguard Health Holding Co. II LLC, 8.00%,
2/01/18 (b)		2,450	2,407,125

			13,717,544

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,770	3,185,500

Hotels, Restaurants & Leisure — 3.8%
Greektown Holdings, LLC, 10.75%,
12/01/13 (a)(b)(j)		703	42,180
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		1,680	1,743,000
Icahn Enterprises LP, 8.00%, 1/15/18 (b)		3,670	3,449,800
Inn of the Mountain Gods Resort & Casino, 12.00%,
11/15/10 (a)(j)		2,575	1,248,875
Little Traverse Bay Bands of Odawa Indians, 10.25%,
2/15/14 (a)(b)(j)		1,895	478,487
MGM Mirage:
13.00%, 11/15/13		1,755	2,000,700
10.38%, 5/15/14 (b)		415	439,900
11.13%, 11/15/17 (b)		1,310	1,414,800
Pinnacle Entertainment, Inc., 8.63%, 8/01/17 (b)		1,065	1,011,750
San Pasqual Casino, 8.00%, 9/15/13 (b)		1,575	1,496,250
Scientific Games Corp., 0.75%, 12/01/24 (d)(i)		460	446,775

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)	USD	95	$75,525
Travelport LLC:
4.88%, 9/01/14 (f)		195	181,350
9.88%, 9/01/14		320	327,200
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(j)		515	322
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(j)		1,500	285,000

			14,641,914

Household Durables — 2.3%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		2,080	2,319,200
Jarden Corp., 8.00%, 5/01/16		435	454,575
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		2,730	2,852,850
KB Home:
6.38%, 8/15/11		48	48,840
9.10%, 9/15/17		345	357,937
Standard Pacific Corp.:
6.25%, 4/01/14		570	513,000
7.00%, 8/15/15		420	378,000
10.75%, 9/15/16		2,090	2,178,825

			9,103,227

Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		210	217,350

IT Services — 1.5%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)		2,625	2,428,125
First Data Corp.:
9.88%, 9/24/15		2,630	2,248,950
11.25%, 3/31/16		1,285	1,053,700

			5,730,775

Independent Power Producers & Energy Traders — 3.3%
The AES Corp., 8.75%, 5/15/13 (b)		51	51,893
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		975	1,056,656
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		2,010	2,035,125
Energy Future Holdings Corp.:
10.88%, 11/01/17		670	507,525
11.25%, 11/01/17 (e)		4,634	3,243,849
10.00%, 1/15/20 (b)		2,835	2,891,700
NRG Energy, Inc., 7.25%, 2/01/14		3,240	3,264,300

			13,051,048

Industrial Conglomerates — 2.6%
Sequa Corp. (b):
11.75%, 12/01/15		3,810	3,733,800
13.50%, 12/01/15 (e)		6,236	6,251,702

			9,985,502

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,600	2,645,500
USI Holdings Corp., 4.13%, 11/15/14 (b)(f)		1,070	885,425

			3,530,925

Internet & Catalog Retail — 0.1%
NetFlix, Inc., 8.50%, 11/15/17		560	586,600

Internet Software & Services — 0.2%
Equinix, Inc., 8.13%, 3/01/18 (g)		970	970,000

		Par (000)	Value
Corporate Bonds

Leisure Equipment & Products — 0.5%
Brunswick Corp., 11.25%, 11/01/16 (b)	USD	1,185	$1,318,312
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		435	451,313

			1,769,625

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		275	287,375

Machinery — 1.1%
AGY Holding Corp., 11.00%, 11/15/14		1,650	1,320,000
Accuride Corp., 7.50%, 2/26/20 (d)(e)		14	24,817
Navistar International Corp.:
3.00%, 10/15/14 (d)		800	818,000
8.25%, 11/01/21		1,500	1,522,500
RBS Global, Inc., 8.88%, 9/01/16		785	710,425

			4,395,742

Marine — 1.0%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)		3,340	2,763,850
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		790	803,825
Trico Shipping AS, 11.88%, 11/01/14 (b)		525	508,594

			4,076,269

Media — 13.3%
Affinion Group, Inc., 10.13%, 10/15/13		3,844	3,882,440
CCH II LLC, 13.50%, 11/30/16		876	1,035,231
CCO Holdings LLC, 8.75%, 11/15/13		875	888,125
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		254	5,080
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		550	578,188
Cablevision Systems Corp., Series B, 8.00%, 4/15/12		2,445	2,576,419
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(e)		935	977,075
Charter Communications Operating LLC (b):
10.00%, 4/30/12		730	755,550
10.38%, 4/30/14		1,070	1,086,050
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (b)		7,574	7,772,437
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		990	990,000
Loan Close 3, 12.00%, 8/15/18		1,155	1,155,000
Shares Loan, 12.00%, 8/15/18		1,155	1,155,000
DISH DBS Corp., 7.00%, 10/01/13		150	153,375
Gannett Co., Inc., 8.75%, 11/15/14 (b)		945	988,706
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)		550	437,250
9.50%, 5/15/15		660	602,250
Intelsat Corp., 9.25%, 6/15/16		3,930	4,067,550
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		420	426,300
Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)		700	835,625
Liberty Media Corp., 3.13%, 3/30/23 (d)		1,748	1,787,330
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	822	699,551
8.00%, 4/30/14 (b)		280	238,290
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	590	591,475
McClatchy Co., 11.50%, 2/15/17 (b)		410	399,750
Network Communications, Inc., 10.75%, 12/01/13		40	18,400
Nielsen Finance LLC:
11.63%, 2/01/14		225	250,594
10.00%, 8/01/14		3,025	3,138,437
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		2,570	2,701,712

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	35

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Media (concluded)
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	1,347	$1,697,873
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	5,450	4,966,312
UPC Germany GmbH (b):
8.13%, 12/01/17		900	900,000
8.13%, 12/01/17	EUR	901	1,239,120
9.63%, 12/01/19		1,570	2,159,178
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	800	832,000

			51,987,673

Metals & Mining — 5.2%
Aleris International, Inc. (a)(j):
9.00%, 12/15/14		1,625	4,063
10.00%, 12/15/16		1,300	27,625
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		1,250	1,250,000
7.38%, 2/15/16		360	335,700
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		850	896,750
10.63%, 9/01/16		1,875	2,090,625
Foundation PA Coal Co., 7.25%, 8/01/14		3,250	3,250,000
GoldCorp, Inc., 2.00%, 8/01/14 (b)(d)		300	336,000
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		1,955	1,959,887
Murray Energy Corp., 10.25%, 10/15/15 (b)		1,345	1,346,681
New World Resources NV, 7.38%, 5/15/15	EUR	1,029	1,247,018
Novelis, Inc.:
7.25%, 2/15/15	USD	2,435	2,258,462
11.50%, 2/15/15		685	727,813
Ryerson, Inc.:
7.62%, 11/01/14 (f)		640	571,200
12.00%, 11/01/15		450	462,375
Steel Dynamics, Inc., 7.38%, 11/01/12		730	742,775
Teck Resources Ltd.:
10.25%, 5/15/16		480	572,400
10.75%, 5/15/19		1,075	1,322,250
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		1,015	1,070,825

			20,472,449

Multiline Retail — 1.3%
Dollar General Corp.:
10.63%, 7/15/15		240	262,800
11.88%, 7/15/17 (e)		3,813	4,432,612
Saks, Inc., 9.88%, 10/01/11		470	487,625

			5,183,037

Oil, Gas & Consumable Fuels — 7.4%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		495	512,325
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		750	843,750
10.75%, 2/01/18		405	438,412
Berry Petroleum Co., 8.25%, 11/01/16		800	802,000
Bill Barrett Corp., 9.88%, 7/15/16		385	407,619
Chesapeake Energy Corp., 2.25%, 12/15/38 (d)		1,250	928,125
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		280	308,000
10.25%, 12/15/15		1,755	1,691,381
Crosstex Energy LP, 8.88%, 2/15/18 (b)		1,540	1,563,100
Denbury Resources, Inc., 8.25%, 2/15/20		1,340	1,386,900
Encore Acquisition Co., 6.25%, 4/15/14		3,150	3,173,625
Forest Oil Corp., 7.25%, 6/15/19		755	739,900
Massey Energy Co., 3.25%, 8/01/15 (d)		2,795	2,515,500
Niska Gas US LLC, 8.88%, 3/15/18 (b)(g)		3,180	3,180,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		2,110	2,146,925
Petrohawk Energy Corp.:
10.50%, 8/01/14		895	971,075
7.88%, 6/01/15		680	680,000

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp., 8.00%, 5/15/19	USD	700	$733,250
Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16		3,076	2,968,340
Sabine Pass LNG LP, 7.50%, 11/30/16		610	535,275
SandRidge Energy, Inc.:
8.63%, 4/01/15 (e)		130	128,050
9.88%, 5/15/16 (b)		800	826,000
8.00%, 6/01/18 (b)		210	201,075
Teekay Shipping Corp., 8.50%, 1/15/20		1,020	1,035,300

			28,715,927

Paper & Forest Products — 4.3%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		1,746	1,300,866
Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		600	618,000
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		625	693,750
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,570	2,711,350
Glatfelter, 7.13%, 5/01/16 (b)		330	316,800
NewPage Corp.:
10.00%, 5/01/12		1,265	727,375
11.38%, 12/31/14		9,290	8,871,950
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		535	561,750
Series B, 4.00%, 8/01/14 (f)		450	363,375
Series B, 9.13%, 8/01/14		525	483,000

			16,648,216

Pharmaceuticals — 1.4%
Angiotech Pharmaceuticals, Inc., 4.00%, 12/01/13 (f)		1,696	1,373,760
Elan Corp. Plc, 8.75%, 10/15/16 (b)		1,175	1,139,750
Elan Finance Plc, 8.88%, 12/01/13		150	152,250
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	1,501	1,890,557
Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)	USD	870	900,450

			5,456,767

Real Estate Management & Development — 0.5%
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,070,000

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		1,965	1,989,563
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(j)		1,920	1,900,800

			3,890,363

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(e)(f)		716	14,320

Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		560	528,500
General Nutrition Centers, Inc., 10.75%, 3/15/15		920	930,350
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(i)		1,685	1,318,512
Limited Brands, Inc., 8.50%, 6/15/19		1,255	1,344,419
United Auto Group, Inc., 7.75%, 12/15/16		1,805	1,721,519

			5,843,300

Textiles, Apparel & Luxury Goods — 1.5%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	2,900	3,968,546
Quiksilver, Inc., 6.88%, 4/15/15	USD	2,100	1,790,250

			5,758,796

Wireless Telecommunication Services — 5.1%
Cricket Communications, Inc.:
9.38%, 11/01/14		1,480	1,468,050
10.00%, 7/15/15		2,870	2,905,875
7.75%, 5/15/16		330	335,363
Digicel Group Ltd. (b):
8.88%, 1/15/15		2,160	2,062,800
9.13%, 1/15/15 (e)		3,064	2,987,400

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
FiberTower Corp., 9.00%, 1/01/16	USD	474	$383,573
iPCS, Inc., 2.37%, 5/01/13 (f)		1,295	1,191,400
MetroPCS Wireless, Inc., 9.25%, 11/01/14		3,755	3,745,612
Nextel Communications, Inc.:
Series D, 7.38%, 8/01/15		110	101,475
Series E, 6.88%, 10/31/13		2,960	2,841,600
Series F, 5.95%, 3/15/14		170	154,275
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		385	338,800
Sprint Capital Corp., 6.88%, 11/15/28		1,920	1,454,400

			19,970,623

Total Corporate Bonds — 100.1%			390,512,451

Floating Rate Loan Interests (f)

Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co., Term Loan B, 10.50%, 3/26/14		424	387,108

Auto Components — 1.0%
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%, 8/07/14		3,662	3,353,300
Dana Holding Corp., Term Advance, 4.50% – 6.50%, 1/30/15		639	622,201

			3,975,501

Automobiles — 2.7%
Ford Motor Co., Trance B-1, Term Loan, 3.24% – 3.25%, 12/15/13		11,210	10,471,549

Building Products — 1.3%
CPG International I, Inc., Term Loan, 5.23%, 2/28/11		4,937	4,936,935

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.25% – 5.31%, 12/15/14		766	486,623

Chemicals — 1.0%
PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.48% – 3.50%, 7/30/14		985	901,275
Solutia Inc., Loan, 7.25%, 2/28/14		525	532,228
Tronox Worldwide LLC, Trance B-1 Term Loan, 9.00%, 6/24/10		2,400	2,462,880

			3,896,383

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 13.00%, 12/14/17		3,250	3,250,000

Consumer Finance — 1.0%
Chrysler Financial Corp., Return of Capital, 4.35%, 8/03/12		3,500	3,373,125
DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12		557	549,751

			3,922,876

Diversified Telecommunication Services — 1.8%
Wind Finance SL SA, Euro Facility (Second Lien), 7.67%, 12/17/14	EUR	5,258	7,130,169

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	2,050	2,123,800

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (fka Travelport Inc.), Loan, 8.25%, 3/27/12		5,109	4,674,919

IT Services — 0.1%
First Data Corp., Initial Tranche B-1 Term Loan, 2.98% – 3.00%, 9/24/14		347	303,387

Floating Rate Loan Interests (f)	Par (000)		Value

Independent Power Producers & Energy Traders — 1.2%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.74% – 3.75%, 10/10/14	USD	344	$276,408
Initial Tranche B-2 Term Loan, 3.73% – 3.75%, 10/10/14		766	615,754
Initial Tranche B-3 Term Loan, 3.73% – 3.75%, 10/10/14		4,565	3,652,000

			4,544,162

Media — 2.8%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12		709	669,991
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,709	2,681,663
HMH Publishing Co. Ltd.:
Mezzanine, 17.50%, 11/14/14		1,146	141,280
Tranche A Term Loan, 5.48%, 6/12/14		2,385	2,006,432
New Vision, Exit Term Loan, 13.00%, 10/01/12		74	74,680
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,250	2,404,688
Virgin Media Investment Holdings Ltd., C Facility, 3.58%, 7/17/13	GBP	1,400	1,994,196
Worldcolor Press Inc. and Worldcolor (USA) Corp. (fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12	USD	797	805,082

			10,778,012

Multiline Retail — 0.5%
Hema Holding BV, (Mezzanine), 8.92%, 1/29/17	EUR	1,526	1,506,677
The Neiman Marcus Group Inc., Term Loan, 2.25%, 4/06/13	USD	597	535,446

			2,042,123

Oil, Gas & Consumable Fuels — 0.7%
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		3,728	2,796,052

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 7.25%, 2/01/13		1,954	1,074,528

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term B Loan, 3.25%, 10/10/13		632	557,219
Synthetic LC, 3.23%, 10/10/13		170	150,021

			707,240

Specialty Retail — 0.4%
Claire’s Stores, Inc., Term B Loan, 3.00%, 5/29/14		448	369,996
Michaels Stores, Inc., Term Loan B, 2.50% – 2.56%, 10/31/13		588	529,999
Pedalgreen Ltd., Loan Facility, 9.53%, 3/25/10 (e)	GBP	355	496,670

			1,396,665

Total Floating Rate Loan Interests — 17.7%			68,898,032

Other Interests (k)		Beneficial Interest (000)

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc. (a)	USD	950	95

Media — 0.0%
Adelphia Escrow (a)		1,300	130
Adelphia Recovery Trust (a)		1,630	6,521

			6,651

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	37

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Other Interests (k)	Beneficial Interest (000)		Value

Software — 1.6%
Delphi DIP Hold Co. LLP, Class B, Membership Interests (a)	USD	1	$6,285,891

Total Other Interests — 1.6%			6,292,637

Preferred Securities

Preferred Stocks	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (a)(b)(f)	59,235	1

Total Preferred Securities — 0.0%		1

Warrants (l)

Construction & Engineering — 0.0%
Safway US LLC (expires 12/14/17)	596	1

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	54,577	1

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)	802	8

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)	67,691	1
New Vision Holdings LLC (expires 9/30/14)	22,194	221
New Vision Holdings LLC (expires 9/30/14)	3,995	40

		262

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration)	2	—

Total Warrants — 0.0%		272

Total Long-Term Investments (Cost — $488,544,841) — 122.9%		479,529,334

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (m)(n)	3,355,746	3,355,746

Total Short-Term Securities (Cost — $3,355,746) — 0.9%		3,355,746

Total Investments (Cost — $491,900,587*) — 123.8%		482,885,080
Liabilities in Excess of Other Assets — (23.8)%		(92,766,219)

Net Assets — 100.0%		$390,118,861

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$494,844,789

Gross unrealized appreciation	$21,443,484
Gross unrealized depreciation	(33,403,193)

Net unrealized depreciation	$(11,959,709)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Convertible security.

(e)	Represents a payment-in-kind security, which may pay interest/dividends in additional face/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global	$970,000	—
JPMorgan Securities	$690,000	—
Morgan Stanley Capital Services, Inc.	$3,180,000	—
Wells Fargo Bank	$256,563	$6,563

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Issuer filed for bankruptcy and/or is in default of interest payments.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$1,088,492	$2,251

(n)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of February 28, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	511,000	USD	696,883	Citibank NA	3/03/10	$(1,083)
EUR	1,610,000	USD	2,219,527	Citibank NA	3/24/10	(27,365)
USD	36,615,245	EUR	25,369,000	Citibank NA	3/24/10	2,073,035
USD	329,807	CAD	345,000	Goldman Sachs	4/21/10	1,953
				Bank USA
USD	1,716,689	GBP	1,097,500	Citibank NA	4/21/10	43,885
USD	3,102,014	GBP	1,916,000	Morgan Stanley	4/21/10	181,656
				Capital Services, Inc.

Total						$2,272,081

•	Credit default swaps on single-name issues — buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	805	$(5,182)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD	1,600	(55,980)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	500	(131,515)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	900	(215,800)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	325	(9,186)
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	288	1,598
Limited Brands, Inc.	1.00%	Goldman Sachs Bank USA	September 2014	USD	1,650	(57,838)
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	150	(5,152)
American Axle and Manufacturing Inc.	5.00%	Deutsche Bank AG	December 2014	USD	560	(4,193)
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	900	1,654

Total						$(481,594)

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Credit default swaps on single-name issues — sold protection outstanding as of February 28, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Advanced Micro	5.00%	JPMorgan Chase Bank NA	March 2015	B–	USD	1,150	$4,294
Devices, Inc.
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	USD	750	(25,184)
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	USD	175	2,249
Standard	5.00%	Goldman Sachs	March	B–	USD	425	(380)
Pacific Corp.		International	2015

Total							$(19,021)

[1]	Using Standard & Poor’s ratings of the issuer.

[2]	Using maximum potential amount the Trust may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks	$13,329,203	$368,619	$128,119	$13,825,941
Corporate Bonds	—	385,072,510	5,439,941	390,512,451
Floating Rate
Loan Interests	—	36,558,610	32,339,422	68,898,032
Other Interests	—	—	6,292,637	6,292,637
Preferred Securities	—	—	1	1
Warrants	—	—	272	272
Short-Term Securities	3,355,746	—	—	3,355,746

Total	$16,684,949	$421,999,739	$44,200,392	$482,885,080

	Other Financial Instruments[3]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	—	$2,310,324	$116	$2,310,440
Liabilities	—	(538,858)	(87,781)	(626,639)

Total	—	$1,771,466	$(87,665)	$1,683,801

[3]	Other financial instruments are swaps, unfunded loan commitments and foreign currency exchange contracts which are shown at the unrealized appreciation/ depreciation on the instrument.

The following table is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total

Balance, as of August 31, 2009	$672	$2,197,802	$33,422,195	$6,747	$1	$10	$35,627,427
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain (loss)	—	358,863	(7,434,396)	—	—	—	(7,075,533)
Change in unrealized appreciation/depreciation[4]	12,694	(77,488)	16,871,734	—	—	(9)	16,806,931
Net purchases (sales)	—	(791,944)	(5,394,972)	—	—	—	(6,186,916)
Net transfers in/out of Level 3	114,753	3,752,708	(5,125,139)	6,285,890	—	271	5,028,483

Balance, as of February 28, 2010	$128,119	$5,439,941	$32,339,422	$6,292,637	$1	$272	$44,200,392

[4]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $11,725,644.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used in determining fair value:

Other Financial Instruments[5]

	Assets	Liabilities

Balance, as of August 31, 2009	—	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in/out of Level 3	$116	$(87,781)

Balance, as of February 28, 2010	$116	$(87,781)

[5]	Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	39

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Auto Components — 0.1%
Lear Corp. (a)		1,758	$121,777

Building Products — 0.7%
Masonite Worldwide Holdings (a)		18,248	766,416

Construction Materials — 0.0%
Nortek, Inc. (a)		960	35,520

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc. (a)		25,000	546,000

Machinery — 0.1%
Accuride Corp. (a)		111,568	145,038

Specialty Retail — 0.1%
Lazydays RV Center, Inc. (a)		16,505	64,369

Wireless Telecommunication Services — 0.1%
FiberTower Corp. (a)		38,271	157,677

Total Common Stocks — 1.6%			1,836,797

Corporate Bonds	Par (000)

Aerospace & Defense — 0.0%
L-3 Communications Corp., 5.88%, 1/15/15	USD	30	30,113

Airlines — 2.0%
American Airlines Inc., 10.50%, 10/15/12 (b)		500	512,500
American Airlines Pass Through Trust, Series 01-02, 7.86%, 4/01/13		160	161,200
Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20		214	190,202
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		525	540,750
United Air Lines, Inc., 12.75%, 7/15/12		850	901,000

			2,305,652

Auto Components — 1.3%
Delphi International Holdings Unsecured, 12.00%, 10/06/14		4	3,877
The Goodyear Tire & Rubber Co.:
7.86%, 8/15/11		570	589,950
8.63%, 12/01/11		392	406,700
Stanadyne Corp., Series 1, 10.00%, 8/15/14		525	475,125

			1,475,652

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		330	336,890

Building Products — 1.5%
Associated Materials LLC, 9.88%, 11/15/16		340	360,400
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		290	290,000
CPG International I, Inc., 10.50%, 7/01/13		540	529,200
Goodman Global Group, Inc., 12.22%, 12/15/14 (b)(c)		135	78,300
Ply Gem Industries, Inc., 11.75%, 6/15/13		490	497,350

			1,755,250

Capital Markets — 0.4%
E*Trade Financial Corp., Series A, 8/31/19 (c)(d)		295	448,400

Chemicals — 3.9%
American Pacific Corp., 9.00%, 2/01/15		400	395,000
Ames True Temper, Inc., 4.25%, 1/15/12 (e)		1,070	1,000,450
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		105	108,937
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		845	790,075
Hexion U.S. Finance Corp., 9.75%, 11/15/14		145	137,025

Corporate Bonds		Par (000)	Value

Chemicals (concluded)
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	130	$165,067
5.50%, 6/30/16	USD	255	224,400
Innophos, Inc., 8.88%, 8/15/14		1,170	1,202,175
MacDermid, Inc., 9.50%, 4/15/17 (b)		555	555,000

			4,578,129

Commercial Services & Supplies — 2.5%
ACCO Brands Corp., 10.63%, 3/15/15 (b)		120	130,440
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		275	294,250
Scientific Games International, Inc., 9.25%, 6/15/19		390	412,425
Waste Services, Inc., 9.50%, 4/15/14		800	822,000
West Corp.:
9.50%, 10/15/14		225	223,313
11.00%, 10/15/16		1,015	1,017,537

			2,899,965

Construction Materials — 0.9%
Nortek, Inc., 11.00%, 12/01/13		964	1,012,479

Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		320	318,400
Ford Motor Credit Co. LLC:
8.63%, 11/01/10		140	143,499
3.00%, 1/13/12 (e)		145	135,937
7.80%, 6/01/12		300	303,171
8.00%, 12/15/16		100	100,414

			1,001,421

Containers & Packaging — 4.9%
Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		220	211,750
Berry Plastics Holding Corp., 8.88%, 9/15/14		170	163,625
Crown Americas LLC, 7.75%, 11/15/15		255	263,287
Crown European Holdings SA, 6.25%, 9/01/11	EUR	36	50,000
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	355	372,750
Impress Holdings BV, 3.38%, 9/15/13 (b)(e)		700	652,750
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		2,600	2,639,000
6.75%, 12/01/14	EUR	70	95,316
Pregis Corp., 12.38%, 10/15/13	USD	1,034	1,026,245
Solo Cup Co., 10.50%, 11/01/13		225	235,688

			5,710,411

Diversified Financial Services — 8.7%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		240	259,800
CIT Group Funding Co. of Delaware LLC:
10.25%, 5/01/13		119	122,455
10.25%, 5/01/16		122	124,604
10.25%, 5/01/17		326	332,933
CIT Group, Inc.:
7.00%, 5/01/16		33	29,573
7.00%, 5/01/17		2,647	2,339,094
FCE Bank Plc:
7.13%, 1/16/12	EUR	1,250	1,687,091
7.13%, 1/15/13		450	600,490
GMAC LLC:
7.25%, 3/02/11	USD	145	146,269
6.88%, 9/15/11		300	300,000
6.00%, 12/15/11		400	397,000
6.88%, 8/28/12		749	741,510
2.45%, 12/01/14 (e)		186	159,122
6.75%, 12/01/14		410	391,550
8.30%, 2/12/15 (b)		950	958,312
8.00%, 11/01/31		310	285,975
Leucadia National Corp., 8.13%, 9/15/15		600	609,000
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		695	703,688

			10,188,466

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services — 4.4%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	480	$460,800
GCI, Inc., 8.63%, 11/15/19 (b)		600	609,750
Level 3 Financing, Inc., 10.00%, 2/01/18 (b)		320	293,600
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		90	96,300
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,550	1,565,500
8.00%, 10/01/15 (b)		300	310,500
Qwest Corp., 8.38%, 5/01/16		350	383,250
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		850	909,500
Windstream Corp.:
8.13%, 8/01/13		215	223,600
8.63%, 8/01/16		315	320,512

			5,173,312

Electric Utilities — 1.4%
Elwood Energy LLC, 8.16%, 7/05/26		395	377,704
Intergen NV, 9.00%, 6/30/17 (b)		195	198,900
NSG Holdings LLC, 7.75%, 12/15/25 (b)		565	488,725
Salton Sea Funding Corp., Series E, 8.30%, 5/30/11		516	531,639

			1,596,968

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		140	144,900

Energy Equipment & Services — 2.0%
Compagnie Générale de Géophysique-Veritas:
7.50%, 5/15/15		135	132,300
7.75%, 5/15/17		220	215,600
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		900	895,500
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		310	328,600
North American Energy Partners, Inc., 8.75%, 12/01/11		810	805,950

			2,377,950

Food & Staples Retailing — 0.5%
Duane Reade, Inc., 11.75%, 8/01/15		80	100,800
Rite Aid Corp.:
9.75%, 6/12/16		195	208,163
10.25%, 10/15/19		290	306,675

			615,638

Food Products — 0.6%
B&G Foods, Inc., 7.63%, 1/15/18		100	101,000
Reddy Ice Corp., 11.25%, 9/15/10 (b)		210	210,000
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		330	357,225
TreeHouse Foods, Inc., 7.75%, 3/01/18 (f)		70	71,838

			740,063

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		800	856,000
10.88%, 11/15/14 (b)		280	299,600
Hologic, Inc., 2.00%, 12/15/37 (d)(g)		470	401,850

			1,557,450

Health Care Providers & Services — 3.3%
Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		670	693,450
HCA, Inc., 9.13%, 11/15/14		620	651,775
LifePoint Hospitals, Inc., 3.50%, 5/15/14 (d)		50	45,813
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		637	667,257
10.00%, 5/01/18		257	282,700
8.88%, 7/01/19		745	785,975

Corporate Bonds	Par (000)		Value

Health Care Providers & Services (concluded)
Vanguard Health Holding Co. II LLC, 8.00%, 2/01/18 (b)	USD	725	$712,312

			3,839,282

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		830	954,500

Hotels, Restaurants & Leisure — 3.0%
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(h)		509	30,540
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		515	534,313
Icahn Enterprises LP, 8.00%, 1/15/18 (b)		1,100	1,034,000
MGM Mirage:
13.00%, 11/15/13		525	598,500
10.38%, 5/15/14 (b)		125	132,500
11.13%, 11/15/17 (b)		390	421,200
Pinnacle Entertainment, Inc., 8.63%, 8/01/17 (b)		310	294,500
Scientific Games Corp., 0.75%, 12/01/24 (d)(g)		140	135,975
Travelport LLC:
4.88%, 9/01/14 (e)		75	69,750
9.88%, 9/01/14		100	102,250
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)		215	134
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(h)		585	111,150

			3,464,812

Household Durables — 1.6%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		720	802,800
Jarden Corp., 8.00%, 5/01/16		190	198,550
KB Home:
6.38%, 8/15/11		15	15,263
9.10%, 9/15/17		100	103,750
Standard Pacific Corp.:
6.25%, 4/01/14		50	45,000
7.00%, 8/15/15		65	58,500
10.75%, 9/15/16		615	641,137

			1,865,000

Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		60	62,100

Independent Power Producers & Energy Traders — 3.7%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		290	314,287
AES Red Oak LLC, Series B, 9.20%, 11/30/29		1,250	1,237,500
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		600	607,500
Energy Future Holdings Corp.:
10.88%, 11/01/17		200	151,500
11.25%, 11/01/17 (i)		1,387	971,082
10.00%, 1/15/20 (b)		750	765,000
NRG Energy, Inc., 7.25%, 2/01/14		285	287,138

			4,334,007

Industrial Conglomerates — 2.4%
Sequa Corp. (b):
11.75%, 12/01/15		1,060	1,038,800
13.50%, 12/01/15 (i)		1,770	1,773,965

			2,812,765

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		800	814,000
USI Holdings Corp., 4.13%, 11/15/14 (b)(e)		310	256,525

			1,070,525

Internet & Catalog Retail — 0.2%
NetFlix, Inc., 8.50%, 11/15/17		165	172,838

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	41

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

IT Services — 1.6%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)	USD	785	$726,125
First Data Corp.:
9.88%, 9/24/15		310	265,150
11.25%, 3/31/16		385	315,700
iPayment, Inc., 9.75%, 5/15/14		335	292,287
iPayment Investors LP, 11.63%, 7/15/14 (b)(i)		258	206,746

			1,806,008

Leisure Equipment & Products — 0.4%
Brunswick Corp., 11.25%, 11/01/16 (b)		310	344,875
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		130	134,875

			479,750

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		100	104,500

Machinery — 2.7%
AGY Holding Corp., 11.00%, 11/15/14		760	608,000
Accuride Corp., 7.50%, 2/26/20 (d)(i)		6	9,765
Navistar International Corp.:
3.00%, 10/15/14 (d)		230	235,175
8.25%, 11/01/21		500	507,500
RBS Global, Inc., 8.88%, 9/01/16		295	266,975
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		1,620	1,405,350
Titan International, Inc., 5.63%, 1/15/17 (b)(d)		110	115,775

			3,148,540

Marine — 0.8%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)		700	579,250
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		240	244,200
Trico Shipping AS, 11.88%, 11/01/14 (b)		155	150,156

			973,606

Media — 14.5%
Affinion Group, Inc., 10.13%, 10/15/13		1,340	1,353,400
CCH II LLC, 13.50%, 11/30/16		457	540,000
CCO Holdings LLC, 8.75%, 11/15/13		515	522,725
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		69	1,380
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		180	189,225
Charter Communications Operating, LLC, 10.38%, 4/30/14 (b)		30	30,450
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (b)		2,257	2,316,135
Cox Enterprises, Inc. (c):
Loan Close 2, 12.00%, 8/15/18		300	300,000
Loan Close 3, 12.00%, 8/15/18		350	350,000
Shares Loan, 12.00%, 8/15/18		350	350,000
EchoStar DBS Corp., 7.00%, 10/01/13		192	196,320
Gannett Co., Inc., 8.75%, 11/15/14 (b)		670	700,987
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (e)		160	127,200
9.50%, 5/15/15		190	173,375
Intelsat Corp., 9.25%, 6/15/16		1,160	1,200,600
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		130	131,950
Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)		210	250,687
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	50	42,552
8.00%, 4/30/14 (b)		100	85,103
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	170	170,425
McClatchy Co., 11.50%, 2/15/17 (b)		120	117,000
Network Communications, Inc., 10.75%, 12/01/13		830	381,800
Nielsen Finance LLC:
11.63%, 2/01/14		110	122,513
10.00%, 8/01/14		850	881,875
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(h)		1,427	1,356,036

Corporate Bonds	Par (000)		Value

Media (concluded)
Rainbow National Services LLC, 10.38%, 9/01/14 (b)	USD	1,813	$1,905,916
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,640	1,494,450
UPC Germany GmbH (b):
8.13%, 12/01/17		575	678,200
9.63%, 12/01/19	EUR	465	639,502
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	300	312,000

			16,921,806

Metals & Mining — 3.8%
Aleris International, Inc. (a)(h):
9.00%, 12/15/14		200	500
10.00%, 12/15/16		680	14,450
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		400	400,000
7.38%, 2/15/16		105	97,913
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		240	253,200
10.63%, 9/01/16		670	747,050
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		585	586,462
Murray Energy Corp., 10.25%, 10/15/15 (b)		395	395,494
Novelis, Inc., 11.50%, 2/15/15		325	345,312
Ryerson, Inc.:
7.62%, 11/01/14 (e)		180	160,650
12.00%, 11/01/15		100	102,750
Steel Dynamics, Inc., 7.38%, 11/01/12		380	386,650
Teck Resources Ltd.:
10.25%, 5/15/16		145	172,913
10.75%, 5/15/19		320	393,600
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		295	311,225

			4,368,169

Multiline Retail — 1.3%
Dollar General Corp.:
10.63%, 7/15/15		73	79,935
11.88%, 7/15/17 (i)		1,145	1,331,063
Saks, Inc., 9.88%, 10/01/11		140	145,250

			1,556,248

Oil, Gas & Consumable Fuels — 8.0%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		145	150,075
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		225	253,125
10.75%, 2/01/18		120	129,900
Berry Petroleum Co., 8.25%, 11/01/16		275	275,688
Bill Barrett Corp., 9.88%, 7/15/16		115	121,756
Chesapeake Energy Corp.:
6.38%, 6/15/15		125	120,938
6.63%, 1/15/16		235	226,775
2.25%, 12/15/38 (d)		375	278,437
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		85	93,500
10.25%, 12/15/15		520	501,150
Crosstex Energy LP, 8.88%, b/15/18 (b)		460	466,900
Denbury Resources, Inc.:
7.50%, 12/15/15		75	75,750
8.25%, 2/15/20		425	439,875
Encore Acquisition Co., 6.00%, 7/15/15		130	130,975
Forest Oil Corp., 7.25%, 6/15/19		215	210,700
Massey Energy Co., 3.25%, 8/01/15 (d)		845	760,500
Niska Gas, 8.80%, 9/15/10 (b)(f)		950	950,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		630	641,025
Petrohawk Energy Corp.:
10.50%, 8/01/14		275	298,375
7.88%, 6/01/15		210	210,000
Range Resources Corp., 8.00%, 5/15/19		200	209,500
Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16		885	854,025
Sabine Pass LNG LP, 7.50%, 11/30/16		210	184,275

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
SandRidge Energy, Inc. (b):
9.88%, 5/15/16	USD	200	$206,500
8.00%, 6/01/18		60	57,450
Teekay Corp., 8.50%, 1/15/20		300	304,500
Whiting Petroleum Corp., 7.25%, 5/01/13		1,155	1,166,550

			9,318,244

Paper & Forest Products — 3.9%
Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		180	185,400
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		185	205,350
Domtar Corp., 7.88%, 10/15/11		7	7,402
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		755	796,525
Glatfelter, 7.13%, 5/01/16 (b)		100	96,000
NewPage Corp.:
10.00%, 5/01/12		365	209,875
11.38%, 12/31/14		2,740	2,616,700
Norske Skog Canada Ltd., 7.38%, 3/01/14		175	112,000
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		160	168,000
4.00%, 8/01/14 (e)		130	104,975
9.13%, 8/01/14		55	50,600

			4,552,827

Pharmaceuticals — 1.5%
Angiotech Pharmaceuticals, Inc., 4.00%, 12/01/13 (e)		495	400,950
Elan Corp. Plc, 8.75%, 10/15/16 (b)		345	334,650
Elan Finance Plc, 8.88%, 12/01/13		75	76,125
Novasep Holding SAS, 9.75%, 12/15/16 (b)		673	636,575
Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		260	269,100

			1,717,400

Professional Services — 0.2%
FTI Consulting, Inc., 7.75%, 10/01/16		275	275,688

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		580	587,250
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(h)		550	544,500

			1,131,750

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(e)(i)		228	4,560

Specialty Retail — 1.4%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		240	226,500
General Nutrition Centers, Inc., 10.75%, 3/15/15		270	273,037
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(g)		470	367,775
Limited Brands, Inc., 8.50%, 6/15/19		70	74,988
United Auto Group, Inc., 7.75%, 12/15/16		710	677,162

			1,619,462

Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	150	205,270
Quiksilver, Inc., 6.88%, 4/15/15	USD	350	298,375

			503,645

Wireless Telecommunication Services — 5.1%
Cricket Communications, Inc.:
9.38%, 11/01/14		430	427,850
10.00%, 7/15/15		810	820,125
7.75%, 5/15/16		100	101,625
Digicel Group Ltd. (b):
8.88%, 1/15/15		690	658,950
9.13%, 1/15/15 (i)		1,320	1,287,000
FiberTower Corp., 9.00%, 1/01/16		142	115,072
iPCS, Inc., 2.37%, 5/01/13 (e)		330	303,600
MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,035	1,032,412

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Nextel Communications, Inc.:
6.88%, 10/31/13	USD	780	$748,800
5.95%, 3/15/14		50	45,375
7.38%, 8/01/15		40	36,900
Sprint Capital Corp., 6.88%, 11/15/28		530	401,475

			5,979,184

Total Corporate Bonds — 100.3%			116,986,325

Floating Rate Loan Interests (e)

Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co., Term Loan B, 10.50%, 3/26/14		150	136,626

Auto Components — 1.0%
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%, 8/07/14		1,030	943,628
Dana Holding Corp., Term Advance, 4.48%, 1/30/15		166	161,818

			1,105,446

Automobiles — 3.2%
Ford Motor Co., Term Loan, 3.24%– 3.26%, 12/15/13		4,000	3,736,668

Building Products — 1.3%
CPG International I Inc., Term Loan, 5.23%, 2/28/11		1,477	1,477,387

Chemicals — 0.8%
Solutia Inc., Loan, 7.25%, 2/28/14		166	168,072
Tronox, Inc., Debtor in Possession, Term Loan B, 9.00%, 6/24/10		700	718,340

			886,412

Consumer Finance — 0.7%
Chrysler Financial Corp., Return of Capital, 0.00%, 8/03/12		475	457,782
DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12		493	486,573

			944,355

Diversified Telecommunication Services — 0.7%
Wind Finance SL SA, Euro Facility (Second Lien), 7.68%, 12/17/14	EUR	600	813,714

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	600	621,600

Hotels, Restaurants & Leisure — 1.6%
Travelport LLC (fka Travelport Inc.), Loan, 8.25%, 3/27/12		2,090	1,912,660

Independent Power Producers & Energy Traders — 1.2%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.73%, 10/10/14		240	192,862
Initial Tranche B-3 Term Loan, 3.75%, 10/10/14		1,466	1,173,000

			1,365,862

Media — 2.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		739	731,362
HMH Publishing Co. Ltd.:
5.22%, 6/12/14		707	594,731
17.50%, 11/14/14		176	21,751
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		700	748,125

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	43

Schedule of Investments (continued)	BlackRock High Income Shares (HIS)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)		Par (000)		Value

Media (concluded)
Virgin Media Investment Holdings Ltd., C Facility, 3.58%, 7/17/13	GBP	120		$170,931
Worldcolor Press Inc. and Worldcolor (USA) Corp. (fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12	USD	199		201,271

				2,468,171

Multiline Retail — 0.1%
The Neiman Marcus Group Inc., Term Loan, 2.25%, 4/06/13		174		156,190

Oil, Gas & Consumable Fuels — 0.7%
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		1,036		776,681

Paper & Forest Products — 0.2%
Verso Paper Finance Holdings LLC, Loan, 6.50% – 7.25%, 2/01/13		467		256,685

Real Estate Management & Development — 0.4%
Realogy Corp., Second Lien Term Loan, 13.50%, 10/15/17		400		435,000

Specialty Retail — 0.2%
Claire’s Stores, Term Loan B, 3.00%, 5/29/14		134		110,999
Michaels Stores, Inc., Term Loan B, 2.50%, 10/31/13		175		157,203

				268,202

Total Floating Rate Loan Interests — 14.8%				17,361,659

Other Interests (j)		Beneficial Interest (000)

Auto Components — 0.3%
Delphi Debtor in Possession Hold Co. LLP, Class B Membership Interests		—	(k)	320,320

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		5		953

Total Other Interests — 0.3%				321,273

Preferred Stocks		Shares

Containers & Packaging — 0.1%
Smurfit-Stone Container Corp., 7.00% (d)(i)		30,000		120,000

Diversified Financial Services — 0.2%
GMAC, Inc., 7.00% (b)		280		198,179

Media — 0.1%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)		16,138		—
Emmis Communications Corp., 6.25% (a)(d)		10,300		150,483

				150,483

Specialty Retail — 0.3%
Lazydays RV Center, Inc. (a)		350		349,928

Total Preferred Securities — 0.7%				818,590

Warrants (l)		Shares		Value

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)		18,441		—

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)		1		—

Total Warrants — 0.0%				—

Total Long-Term Investments (Cost — $140,434,885) — 117.7%				$137,324,644

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (m)(n)		1,479,980		1,479,980

Total Short-Term Securities (Cost — $1,479,980) — 1.3%				1,479,980

Total Investments (Cost — $141,914,865*) — 119.0%				138,804,624
Liabilities in Excess of Other Assets — (19.0)%				(22,171,203)

Net Assets — 100.0%				$116,633,421

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$142,415,243

Gross unrealized appreciation	$6,284,855
Gross unrealized depreciation	(9,895,474)

Net unrealized depreciation	$(3,610,619)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Convertible security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley	$950,000	—
Wells Fargo	$71,838	$1,838

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund,
Institutional Class	$229,786	$1,258

(n)	Represents the current yield as of report date.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock High Income Shares (HIS)

•	Foreign currency exchange contracts as of February 28, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

USD	5,138,926	EUR	3,574,500	Citibank NA	3/24/10	$271,918
USD	160,990	GBP	102,500	Citibank NA	4/21/10	4,760

Total						$276,678

•

For Trust compliance purposes,the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks	$1,591,870	$145,038	$99,889	$1,836,797
Corporate Bonds	—	114,509,960	2,476,365	116,986,325
Floating Rate Loan Interests	—	7,552,524	9,809,135	17,361,659
Other interests	—	—	321,273	321,273
Preferred Securities	270,483	198,179	349,928	818,590
Short-Term Securities	1,479,980	—	—	1,479,980

Total	$3,342,333	$122,405,701	$13,056,590	$138,804,624

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	—	$276,678	—	$276,678
Liabilities	—	—	$(4,922)	(4,922)

Total	—	$276,678	$(4,922)	$271,756

[1]	Other financial instruments are foreign currency exchange contracts and unfunded loan commitments which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total

Balance, as of August 31, 2009	—	$2,463,780	$8,875,772	$953	—	$11,340,505
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	(192,599)	(1,838,170)	—	—	(2,030,769)
Change in unrealized appreciation/depreciation[2]	—	4,536,880	4,447,560	—	—	8,984,440
Net purchases (sales)	—	(3,893,700)	415,520	—	—	(3,478,180)
Net transfers in/out of Level 3	$99,889	(437,996)	(2,091,547)	320,320	$349,928	(1,759,406)

Balance, as of February 28, 2010	$99,889	$2,476,365	$9,809,135	$321,273	$349,928	$13,056,590

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $4,095,225.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfers in/out of Level 3	$(4,922)

Balance, as of February 28, 2010	$(4,922)

[3]	Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	45

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.1%
Lear Corp. (a)	756	$52,368

Building Products — 0.7%
Masonite Worldwide Holdings (a)	7,299	306,558

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	49,000	78,890

Construction Materials — 0.1%
Nortek, Inc. (a)	375	13,875

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.	20,000	91,200

Machinery — 0.1%
Accuride Corp.	13,902	18,073
Accuride Corp. (a)	13,901	18,071

		36,144

Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (a)	2,234	4,692
Ainsworth Lumber Co. Ltd. (a)(b)	2,507	5,266

		9,958

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (a)	3,395	13,241

Total Common Stocks — 1.4%		602,234

Corporate Bonds	Par (000)

Aerospace & Defense — 0.0%
L-3 Communications Corp., 5.88%, 1/15/15	$10	10,038

Air Freight & Logistics — 0.2%
Park-Ohio Industries, Inc., 8.38%, 11/15/14	85	68,850

Airlines — 1.0%
American Airlines, Inc., 10.50%, 10/15/12 (b)	100	102,500
American Airlines Pass Through Trust, Series 2001-02, 7.86%, 4/01/13	20	20,150
Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20	25	22,646
United Air Lines, Inc., 12.75%, 7/15/12	250	265,000

		410,296

Auto Components — 1.1%
Delphi International Holdings Unsecured, 12.00%, 10/06/14	8	7,657
The Goodyear Tire & Rubber Co.:
7.86%, 8/15/11	195	201,825
8.63%, 12/01/11	101	104,787
Stanadyne Corp., Series 1, 10.00%, 8/15/14	150	135,750

		450,019

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)	130	132,714

Building Products — 0.9%
Associated Materials LLC, 9.88%, 11/15/16	70	74,200
CPG International I, Inc., 10.50%, 7/01/13	150	147,000
Goodman Global Group, Inc., 11.90%, 12/15/14 (b)(c)	60	34,800
Ply Gem Industries, Inc., 11.75%, 6/15/13	130	131,950

		387,950

Corporate Bonds	Par (000)	Value

Capital Markets — 0.5%
E*Trade Financial Corp., Series A, 2.50%, 8/31/19 (c)(d)	$71	$107,920
Marsico Parent Co., LLC, 10.63%, 1/15/16	154	92,592
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(e)	68	14,944
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(e)	40	7,013

		222,469

Chemicals — 3.8%
American Pacific Corp., 9.00%, 2/01/15	140	138,250
Ames True Temper, Inc., 4.25%, 1/15/12 (f)	265	247,775
Georgia Gulf Corp., 9.00%, 1/15/17 (b)	40	41,500
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)	310	289,850
Hexion U.S. Finance Corp., 9.75%, 11/15/14	55	51,975
Huntsman International LLC, 5.50%, 6/30/16 (b)	95	83,600
Innophos, Inc., 8.88%, 8/15/14	545	559,987
MacDermid, Inc., 9.50%, 4/15/17 (b)	195	195,000

		1,607,937

Commercial Services & Supplies — 2.9%
ACCO Brands Corp., 10.63%, 3/15/15 (b)	45	48,915
DI Finance, Series B, 9.50%, 2/15/13	201	202,507
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	100	107,000
Sally Holdings LLC, 9.25%, 11/15/14	80	83,600
Scientific Games International, Inc., 9.25%, 6/15/19	135	142,763
Waste Services, Inc., 9.50%, 4/15/14	185	190,088
West Corp.:
9.50%, 10/15/14	70	69,475
11.00%, 10/15/16	365	365,912

		1,210,260

Construction Materials — 0.9%
Nortek, Inc., 11.00%, 12/01/13	377	395,499

Consumer Finance — 1.7%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)	120	119,400
Ford Motor Credit Co. LLC:
3.00%, 1/13/12 (f)	110	103,125
7.80%, 6/01/12	500	505,285

		727,810

Containers & Packaging — 2.4%
Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)	80	77,000
Berry Plastics Holding Corp., 8.88%, 9/15/14	45	43,313
Crown Americas LLC, 7.75%, 11/15/15	85	87,762
Graphic Packaging International, Inc., 9.50%, 6/15/17	160	168,000
Impress Holdings BV, 3.38%, 9/15/13 (b)(f)	270	251,775
Pregis Corp., 12.38%, 10/15/13	310	307,675
Solo Cup Co., 10.50%, 11/01/13	80	83,800

		1,019,325

Diversified Financial Services — 7.4%
CDX North America High Yield, Series 6-T1, 8.63%, 6/29/11 (b)	435	479,022
CIT Group, Inc., 7.00%, 5/01/17	1,215	1,073,756
GMAC LLC:
6.88%, 9/15/11	100	100,000
2.45%, 12/01/14 (f)	83	71,006
6.75%, 12/01/14	500	477,500
8.30%, 2/12/15 (b)	350	353,063
8.00%, 11/01/31	140	129,150
Leucadia National Corp., 8.13%, 9/15/15	200	203,000
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	250	253,125

		3,139,622

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services — 4.8%
Asia Global Crossing Ltd., 13.38%, 10/15/10 (a)(g)	$2,000	$2,500
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	195	187,200
GCI, Inc., 8.63%, 11/15/19 (b)	200	203,250
Level 3 Financing, Inc., 10.00%, 2/01/18 (b)	110	100,925
Qwest Communications International, Inc.:
7.50%, 2/15/14	970	979,700
8.00%, 10/01/15 (b)	100	103,500
Qwest Corp., 8.38%, 5/01/16	140	153,300
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)	150	160,500
Windstream Corp.:
8.13%, 8/01/13	50	52,000
8.63%, 8/01/16	80	81,400

		2,024,275

Electric Utilities — 1.4%
Elwood Energy LLC, 8.16%, 7/05/26	391	374,682
Intergen NV, 9.00%, 6/30/17 (b)	75	76,500
NSG Holdings LLC, 7.75%, 12/15/25 (b)	170	147,050

		598,232

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	50	51,750

Energy Equipment & Services — 1.7%
Compagnie Générale de Géophysique-Veritas:
7.50%, 5/15/15	50	49,000
7.75%, 5/15/17	80	78,400
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)	290	288,550
Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	5	4,650
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)	115	121,900
North American Energy Partners, Inc., 8.75%, 12/01/11	175	174,125

		716,625

Food & Staples Retailing — 0.6%
Duane Reade, Inc., 11.75%, 8/01/15	30	37,800
Rite Aid Corp.:
9.75%, 6/12/16	75	80,063
10.25%, 10/15/19	120	126,900

		244,763

Food Products — 0.3%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	100	108,250

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14	290	310,300
10.88%, 11/15/14 (b)	100	107,000
Hologic, Inc., 2.00%, 12/15/37 (d)(h)	170	145,350

		562,650

Health Care Providers & Services — 5.1%
Community Health Systems, Inc., Series WI, 8.88%, 7/15/15	570	589,950
DaVita, Inc., 7.25%, 3/15/15	200	200,750
HCA, Inc., 9.13%, 11/15/14	265	278,581
Tenet Healthcare Corp. (b):
9.00%, 5/01/15	279	292,252
10.00%, 5/01/18	259	284,900
8.88%, 7/01/19	140	147,700
Vanguard Health Holding Co.II LLC, 8.00%, 2/01/18 (b)	265	260,363
Viant Holdings, Inc., 10.13%, 7/15/17 (b)	115	112,125

		2,166,621

Corporate Bonds	Par (000)	Value

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)	$300	$345,000

Hotels, Restaurants & Leisure — 2.5%
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(g)	139	8,340
Icahn Enterprises LP, 8.00%, 1/15/18 (b)	390	366,600
MGM Mirage:
13.00%, 11/15/13	205	233,700
10.38%, 5/15/14 (b)	175	185,500
Pinnacle Entertainment, Inc., 8.63%, 8/01/17 (b)	115	109,250
Scientific Games Corp., 0.75%, 12/01/24 (d)(h)	60	58,275
Travelport LLC, 4.88%, 9/01/14 (e)	25	23,250
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)	25	16
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(g)	445	84,550

		1,069,481

Household Durables — 1.2%
Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)	40	44,600
Jarden Corp., 8.00%, 5/01/16	40	41,800
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	95	99,275
KB Home, 9.10%, 9/15/17	40	41,500
Standard Pacific Corp.:
6.25%, 4/01/14	10	9,000
7.00%, 8/15/15	25	22,500
10.75%, 9/15/16	250	260,625

		519,300

Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)	25	25,875

Independent Power Producers & Energy Traders — 4.4%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29	105	113,794
AES Red Oak LLC:
Series A, 8.54%, 11/30/19	115	117,517
Series B, 9.20%, 11/30/29	500	495,000
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)	220	222,750
Energy Future Holdings Corp.:
10.88%, 11/01/17	70	53,025
11.25%, 11/01/17 (e)	476	333,249
10.00%, 1/15/20 (b)	315	321,300
NRG Energy, Inc., 7.25%, 2/01/14	195	196,463

		1,853,098

Industrial Conglomerates — 2.2%
Sequa Corp. (b):
11.75%, 12/01/15	350	343,000
13.50%, 12/01/15 (e)	586	587,241

		930,241

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)	300	305,250
USI Holdings Corp., 4.13%, 11/15/14 (b)(f)	100	82,750

		388,000

Internet & Catalog Retail — 0.2%
NetFlix, Inc., 8.50%, 11/15/17	60	62,850

IT Services — 1.6%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)	295	272,875
First Data Corp.:
9.88%, 9/24/15	5	4,325
11.25%, 3/31/16	140	114,800
iPayment, Inc., 9.75%, 5/15/14	120	104,700
iPayment Investors LP, 11.63%, 7/15/14 (b)(e)	92	73,523
Sungard Data Systems, Inc., 10.63%, 5/15/15 (b)	100	108,000

		678,223

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	47

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Leisure Equipment & Products — 0.7%
Brunswick Corp., 11.25%, 11/01/16 (b)	$225	$250,312
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)	45	46,688

		297,000

Machinery — 2.5%
AGY Holding Corp., 11.00%, 11/15/14	170	136,000
Accuride Corp., 7.50%, 2/26/20 (d)(e)	1	2,434
Navistar International Corp.:
3.00%, 10/15/14 (d)	80	81,800
8.25%, 11/01/21	300	304,500
RBS Global, Inc., 8.88%, 9/01/16	70	63,350
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)	480	416,400
Titan International, Inc., 5.63%, 1/15/17 (b)(d)	40	42,100

		1,046,584

Marine — 0.8%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)	240	198,600
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)	90	91,575
Trico Shipping AS, 11.88%, 11/01/14 (b)	55	53,281

		343,456

Media — 13.7%
Affinion Group, Inc., 10.13%, 10/15/13	520	525,200
CCH II LLC, 13.50%, 11/30/16	169	199,043
CCO Holdings LLC, 8.75%, 11/15/13	155	157,325
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)	23	460
CSC Holdings, Inc., 8.50%, 4/15/14 (b)	80	84,100
Charter Communications Operating, LLC, 10.38%, 4/30/14 (b)	110	111,650
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (b)	817	838,410
Cox Enterprises, Inc. (c):
Loan Close 2, 12.00%, 8/15/18	120	120,000
Loan Close 3, 12.00%, 8/15/18	140	140,000
Share Loan, 12.00%, 8/15/18	140	140,000
EchoStar DBS Corp., 7.00%, 10/01/13	40	40,900
Gannett Co., Inc., 8.75%, 11/15/14 (b)	235	245,869
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)	50	39,750
9.50%, 5/15/15	60	54,750
Intelsat Corp., 6.88%, 1/15/28	210	180,600
Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)	70	83,563
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	65	65,163
McClatchy Co., 11.50%, 2/15/17 (b)	45	43,875
Network Communications, Inc., 10.75%, 12/01/13	245	112,700
Nielsen Finance LLC, 10.00%, 8/01/14	505	523,937
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(g)	414	393,352
Rainbow National Services LLC (b):
8.75%, 9/01/12	310	316,200
10.38%, 9/01/14	378	397,372
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	525	478,406
UPC Germany GmbH, 8.13%, 12/01/17 (b)	400	400,000
UPC Holding BV, 9.88%, 4/15/18 (b)	100	104,000

		5,796,625

Metals & Mining — 3.6%
Aleris International, Inc. (a)(g):
9.00%, 12/15/14	120	300
10.00%, 12/15/16	125	2,656
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	150	150,000
7.38%, 2/15/16	40	37,300
FMG Finance Property Ltd. (b):
10.00%, 9/01/13	85	89,675
10.63%, 9/01/16	185	206,275
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)	215	215,537
Murray Energy Corp., 10.25%, 10/15/15 (b)	145	145,181

Corporate Bonds	Par (000)	Value

Metals & Mining (concluded)
Novelis, Inc., 11.50%, 2/15/15	$110	$116,875
Ryerson, Inc.:
7.62%, 11/01/14 (f)	60	53,550
12.00%, 11/01/15	70	71,925
Steel Dynamics, Inc., 7.38%, 11/01/12	115	117,013
Teck Resources Ltd.:
10.25%, 5/15/16	55	65,588
10.75%, 5/15/19	120	147,600
Vedanta Resources Plc, 9.50%, 7/18/18 (b)	105	110,775

		1,530,250

Multiline Retail — 1.4%
Dollar General Corp.:
10.63%, 7/15/15	27	29,565
11.88%, 7/15/17 (e)	414	481,275
Saks, Inc., 9.88%, 10/01/11	95	98,563

		609,403

Oil, Gas & Consumable Fuels — 8.9%
Arch Coal, Inc., 8.75%, 8/01/16 (b)	55	56,925
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17	80	90,000
10.75%, 2/01/18	45	48,713
Berry Petroleum Co., 8.25%, 11/01/16	80	80,200
Bill Barrett Corp., 9.88%, 7/15/16	40	42,350
Chesapeake Energy Corp.:
6.38%, 6/15/15	30	29,025
6.63%, 1/15/16	250	241,250
2.25%, 12/15/38 (d)	125	92,812
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14	30	33,000
10.25%, 12/15/15	170	163,837
Crosstex Energy LP, 8.88%, 2/15/18 (b)	165	167,475
Denbury Resources, Inc.:
7.50%, 12/15/15	30	30,300
8.25%, 2/15/20	145	150,075
Encore Acquisition Co., 6.00%, 7/15/15	40	40,300
Forest Oil Corp., 7.25%, 6/15/19	80	78,400
Frontier Oil Corp., 6.63%, 10/01/11	65	64,838
Massey Energy Co., 3.25%, 8/01/15 (d)	320	288,000
Newfield Exploration Co., 6.63%, 9/01/14	30	30,450
Niska Gas Corp., 8.88%, 9/15/10 (b)(i)	345	345,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)	230	234,025
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350	304,937
Petrohawk Energy Corp.:
10.50%, 8/01/14	100	108,500
7.88%, 6/01/15	15	15,000
Range Resources Corp., 7.38%, 7/15/13	185	187,775
Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16	325	313,625
Sabine Pass LNG LP, 7.50%, 11/30/16	130	114,075
SandRidge Energy, Inc., 8.00%, 6/01/18 (b)	20	19,150
Whiting Petroleum Corp., 7.25%, 5/01/13	370	373,700

		3,743,737

Paper & Forest Products — 4.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)	20	14,718
Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)	65	66,950
Clearwater Paper Corp., 10.63%, 6/15/16 (b)	70	77,700
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	285	300,675
Glatfelter, 7.13%, 5/01/16 (b)	35	33,600
NewPage Corp.:
10.00%, 5/01/12	150	86,250
11.38%, 12/31/14	995	950,225

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Paper & Forest Products (concluded)
Norske Skog Canada Ltd., 7.38%, 3/01/14	$120	$76,800
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)	60	63,000
4.00%, 8/01/14 (f)	40	32,300
9.13%, 8/01/14	40	36,800

		1,739,018

Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc., 4.00%, 12/01/13 (f)	195	157,950
Elan Corp. Plc, 8.75%, 10/15/16 (b)	125	121,250
Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)	95	98,325

		377,525

Professional Services — 0.2%
FTI Consulting, Inc., 7.75%, 10/01/16	100	100,250

Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)	210	212,625
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(g)	190	188,100

		400,725

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(e)(f)	83	1,657

Specialty Retail — 1.2%
Asbury Automotive Group, Inc., 7.63%, 3/15/17	60	56,625
General Nutrition Centers, Inc., 10.75%, 3/15/15	95	96,069
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(h)	25	19,562
Limited Brands, Inc., 8.50%, 6/15/19 (b)	140	149,975
United Auto Group, Inc., 7.75%, 12/15/16	180	171,675

		493,906

Textiles, Apparel & Luxury Goods — 0.2%
Quiksilver, Inc., 6.88%, 4/15/15	100	85,250

Trading Companies & Distributors — 0.3%
Russel Metals, Inc., 6.38%, 3/01/14	125	117,813

Wireless Telecommunication Services — 4.5%
Cricket Communications, Inc.:
9.38%, 11/01/14	110	109,450
10.00%, 7/15/15	225	227,813
7.75%, 5/15/16	270	274,387
Digicel Group Ltd. (b):
8.88%, 1/15/15	230	219,650
9.13%, 1/15/15 (e)	294	286,650
iPCS, Inc., 2.37%, 5/01/13 (f)	110	101,200
MetroPCS Wireless, Inc., 9.25%, 11/01/14	405	403,987
Nextel Communications, Inc.:
6.88%, 10/31/13	200	192,000
5.95%, 3/15/14	20	18,150
Sprint Capital Corp., 6.88%, 11/15/28	110	83,325

		1,916,612

Total Corporate Bonds — 96.3%		40,727,834

Floating Rate Loan Interests (f)

Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co., Term Loan B, 10.50%, 3/26/14	50	45,542

Floating Rate Loan Interests (f)	Par (000)	Value

Auto Components — 1.1%
Allison Transmission, Inc., Term Loan, 2.98% – 3.00% 8/07/14	$392	$359,340
Dana Holding Corp., Term Advance, 4.48% – 4.50%, 1/30/15	90	87,517

		446,857

Automobiles — 2.7%
Ford Motor Co., Tranche B-1 Term Loan, 3.24% – 3.26%, 12/15/13	1,236	1,154,476

Chemicals — 0.9%
Solutia Inc., Loan, 7.25%, 2/28/14	83	84,036
Tronox Worldwide LLC, Tranche B-1 Term Loan, 9.00%, 6/24/10	300	307,860

		391,896

Construction & Engineering — 0.6%
Safway Services, LLC, Last Out Term Loan, 13.00%, 12/14/17	250	250,000

Consumer Finance — 1.3%
Chrysler Financial Corp. Return of Capital, 8/03/12	175	168,656
DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12	387	382,308

		550,964

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	200	207,200

Hotels, Restaurants & Leisure — 1.1%
Travelport LLC (fka Travelport Inc.), Loan, 8.25%, 3/27/12	510	466,785

Independent Power Producers & Energy Traders — 1.3%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.73% – 3.75%, 10/10/14	293	235,499
Initial Tranche B-3 Term Loan, 3.73% – 3.75%, 10/10/14	389	310,999

		546,498

Media — 3.0%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12	340	321,760
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	246	243,788
HMH Publishing Co. Ltd.:
Mezzanine, 17.50%, 11/14/14	60	7,412
Tranche A Term Loan, 5.48%, 6/12/14	240	201,704
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	350	374,063
Worldcolor Press Inc. and Worldcolor (USA) Corp. (fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12	100	100,635

		1,249,362

Multiline Retail — 0.0%
The Neiman Marcus Group Inc., Term Loan, 2.26%, 4/06/13	20	17,657

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 6.50% – 7.25%, 2/01/13	199	109,228

Real Estate Management & Development — 0.4%
Realogy Corp., Term Loan (Second Lien), 13.50%, 10/15/17	150	163,125

Specialty Retail — 0.1%
Claire’s Stores Inc., Term Loan B, 3.00%, 5/29/14	50	41,111

Total Floating Rate Loan Interests — 13.4%		5,640,701

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	49

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Other Interests (j)	Beneficial Interest (000)		Value

Auto Components — 1.8%
Delphi Debtor in Possession Hold Co. LLP, Class B Membership Interests (a)	—	(k)	$764,071

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc. (a)	$5		953

Total Other Interests — 1.8%			765,024

Preferred Stocks	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)	5,410		—

Specialty Retail — 0.2%
Lazydays RV Center, Inc. (a)	72		71,984

Total Preferred Securities — 0.2%			71,984

Warrants (l)

Construction & Engineering — 0.0%
Safway US LLC (expires 12/14/17)	46		—

Diversified Telecommunication Services — 0.0%
NEON Communications, Inc. (expires 12/02/12)	53,622		1

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)	6,182		—

Total Warrants — 0.0%			1

Total Long-Term Investments (Cost — $49,908,729) — 113.1%			47,807,778

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (m)(n)	1,781,022		1,781,022

Total Short-Term Securities (Cost — $1,781,022) — 4.2%			1,781,022

Options Purchased	Contracts

Over-the-Counter Call Options Purchased — 0.0%
Marsico Parent Superholdco LLC, Strike Price $942.86, Expires 12/01/19, Broker Goldman Sachs Bank USA	3		570

Total Options Purchased (Cost — $2,933) — 0.0%			570

Total Investments (Cost — $51,692,684*) — 117.3%			49,589,370

Liabilities in Excess of Other Assets — (17.3)%			(7,295,107)

Net Assets — 100.0%			$42,294,263

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$51,831,479

Gross unrealized appreciation	$2,204,131
Gross unrealized depreciation	(4,446,240)

Net unrealized depreciation	$(2,242,109)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate reflects the current yield as of report date.

(d)	Convertible security.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	When issued security. Unsettled when-issued transactions were are follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	$345,000	—

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(399,171)	$1,096

(n)	Represents the current yield as of report date.

•	Credit default swaps on single-name issues — buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

Brunswick Corp.	5.00%	Credit Suisse International	September 2014	USD 150	$(4,206)

Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD 160	(5,496)

Total					$(9,702)

•

For Trust compliance purposes,the Trust ‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 28, 2010 in determining the fair value of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$533,708	$41,410	$27,116	$602,234
Corporate Bonds	—	39,447,343	1,280,491	40,727,834
Floating Rate Loan Interests	—	2,864,552	2,776,149	5,640,701
Other interests	—	—	765,024	765,024
Preferred Securities	—	—	71,984	71,984
Warrants	—	—	1	1
Short-Term Securities	1,781,022	—	—	1,781,022

Total	$2,314,730	$42,353,305	$4,920,765	$49,588,800

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	—	$570	—	$570
Liabilities	—	(9,702)	$(9,722)	(19,424)

Total	—	$(9,132)	$(9,722)	$(18,854)

[1]

Other financial instruments are swaps, options and unfunded loan commitments. Swaps and unfunded loan commitments are shown at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total

Balance, as of August 31, 2009	—	$1,149,295	$2,581,647	$953	—	$1	$3,731,896
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain (loss)	—	(1,064,031)	(668,118)	—	—	—	(1,732,149)
Change in unrealized appreciation/depreciation[2]	—	2,112,110	1,498,381	—	—	—	3,610,491
Net purchases (sales)	—	(850,667)	(106,782)	—	—	—	(957,449)
Net transfers in/out of Level 3	$27,116	(66,216)	(528,979)	764,071	$71,984	—	267,976

Balance, as of February 28, 2010	$27,116	$1,280,491	$2,776,149	$765,024	$71,984	$1	$4,920,765

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $1,403,692.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used in determining fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfers in/out of Level 3	$(9,722)

Balance, as of February 28, 2010	$(9,722)

[3]	Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	51

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.53%, 11/25/34 (a)	USD	897	$709,868
Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12 (a)		3,375	3,380,235
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B, 2.73%, 5/15/13 (a)		6,095	6,235,327
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	845	1,163,452
Harley-Davidson Motorcycle Trust, Series 2005-2, Class A2, 4.07%, 2/15/12	USD	491	492,819
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.34%, 7/25/37 (a)		386	369,012
SLM Student Loan Trust, Series 2008-5 (a):
Class A2, 1.35%, 10/25/16		3,300	3,356,342
Class A3, 1.55%, 1/25/18		840	867,207
Class A4, 1.95%, 7/25/23		2,250	2,379,923
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		394	424,171
Wachovia Auto Owner Trust, Series 2006-A, Class A4, 5.38%, 3/20/13		1,058	1,077,779

			20,456,135

Interest Only — 0.4%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		6,138	481,469
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		8,212	846,813

			1,328,282

Total Asset-Backed Securities — 6.3%			21,784,417

Common Stocks		Shares

Auto Components — 0.0%
Lear Corp. (c)		1	46

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (c)		2,590	10,101

Total Common Stocks — 0.0%			10,147

Corporate Bonds		Par (000)

Aerospace & Defense — 0.9%
Honeywell International, Inc., 5.70%, 3/15/37	USD	915	928,926
United Technologies Corp.:
4.88%, 5/01/15		1,250	1,371,424
6.13%, 7/15/38		750	805,574

			3,105,924

Air Freight & Logistics — 0.6%
Park-Ohio Industries, Inc., 8.38%, 11/15/14		165	133,650
United Parcel Service, Inc., 6.20%, 1/15/38		1,710	1,882,118

			2,015,768

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (b)		1,525	2,005,741
PepsiCo., Inc., 4.50%, 1/15/20		250	254,021

			2,259,762

Building Products — 0.1%
CPG International I, Inc., 10.50%, 7/01/13		230	225,400
Masco Corp., 7.13%, 8/15/13		235	249,889

			475,289

Corporate Bonds		Par (000)	Value

Capital Markets — 3.7%
The Bank of New York Mellon Corp., 4.30%, 5/15/14 (d)	USD	1,560	$1,658,110
CDP Financial, Inc. (b):
3.00%, 11/25/14		1,950	1,937,781
5.60%, 11/25/39		2,955	2,925,155
Credit Suisse (USA) Inc.:
6.13%, 11/15/11 (e)		700	755,622
7.13%, 7/15/32		1,000	1,163,367
The Goldman Sachs Group, Inc., 6.60%, 1/15/12 (d)		1,000	1,085,274
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(f)		225	563
Morgan Stanley:
4.20%, 11/20/14		1,620	1,624,751
6.25%, 8/28/17		900	949,938
5.63%, 9/23/19 (d)		760	753,531

			12,854,092

Chemicals — 0.7%
American Pacific Corp., 9.00%, 2/01/15		280	276,500
Ames True Temper, Inc., 4.25%, 1/15/12 (a)		720	673,200
Huntsman International LLC, 7.88%, 11/15/14		275	266,750
Innophos, Inc., 8.88%, 8/15/14		975	1,001,812
NOVA Chemicals Corp.:
6.50%, 1/15/12		115	115,000
3.65%, 11/15/13 (a)		275	248,875

			2,582,137

Commercial Banks — 2.1%
DEPFA ACS Bank, 5.13%, 3/16/37 (b)		4,150	3,095,240
Eksportfinans ASA:
3.00%, 11/17/14		1,490	1,506,760
5.50%, 6/26/17		1,000	1,093,316
HSBC Holdings Plc, 6.50%, 5/02/36		1,275	1,313,698
Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)		305	311,986

			7,321,000

Commercial Services & Supplies — 0.8%
DI Finance, Series B, 9.50%, 2/15/13		679	684,092
Waste Services, Inc., 9.50%, 4/15/14		600	616,500
West Corp.:
9.50%, 10/15/14		310	307,675
11.00%, 10/15/16		1,100	1,102,750

			2,711,017

Communications Equipment — 0.5%
Cisco Systems, Inc., 4.45%, 1/15/20		1,900	1,898,406

Computers & Peripherals — 0.2%
Seagate Technology International, 10.00%, 5/01/14 (b)		655	744,244

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC:
3.00%, 1/13/12 (a)		120	112,500
7.80%, 6/01/12		380	384,016
SLM Corp., Series A, 0.55%, 1/27/14 (a)		600	498,494

			995,010

Containers & Packaging — 0.4%
Ball Corp.:
7.13%, 9/01/16		275	285,312
7.38%, 9/01/19		275	285,313
Crown Americas LLC, 7.75%, 11/15/15		150	154,875
Impress Holdings BV, 3.38%, 9/15/13 (a)(b)		330	307,725
Pregis Corp., 12.38%, 10/15/13		535	530,987

			1,564,212

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services — 2.7%
FCE Bank Plc, 7.88%, 2/15/11	GBP	550	$844,935
General Electric Capital Corp.:
5.50%, 1/08/20 (d)	USD	2,150	2,162,079
6.75%, 3/15/32 (g)		3,000	3,087,096
JPMorgan Chase & Co., 6.30%, 4/23/19		1,375	1,524,803
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,000	1,012,500
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	550	747,046

			9,378,459

Diversified Telecommunication Services — 5.4%
AT&T, Inc., 6.55%, 2/15/39 (e)	USD	4,075	4,305,405
BellSouth Telecommunications, Inc. 7.96%, 12/15/95 (h)		1,700	1,089,380
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		145	155,150
Qwest Communications International, Inc.:
7.50%, 2/15/14		15	15,150
Series B, 7.50%, 2/15/14		10	10,100
Qwest Corp.:
8.88%, 3/15/12		120	130,050
8.38%, 5/01/16		170	186,150
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,566,958
Telefonica Emisiones SAU, 7.05%, 6/20/36		1,000	1,111,596
Verizon Communications, Inc.:
6.40%, 2/15/38		2,100	2,198,433
8.95%, 3/01/39		1,125	1,533,233
Verizon Global Funding Corp., 7.75%, 6/15/32		575	679,452
Verizon Maryland, Inc.:
Series A, 6.13%, 3/01/12		1,355	1,459,159
Series B, 5.13%, 6/15/33		540	444,211
Verizon Virginia, Inc., Series A, 4.63%, 3/15/13		750	792,422
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		85	90,950
Windstream Corp.:
8.13%, 8/01/13		100	104,000
8.63%, 8/01/16		160	162,800

			19,034,599

Electric Utilities — 4.0%
Alabama Power Co., 6.00%, 3/01/39		550	578,917
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	341,448
6.00%, 1/15/38		850	893,902
EDP Finance BV, 6.00%, 2/02/18 (b)		1,109	1,162,751
E.ON International Finance BV, 6.65%, 4/30/38 (b)		1,575	1,800,431
Electricité de France SA, 6.95%, 1/26/39 (b)		1,400	1,619,911
Elwood Energy LLC, 8.16%, 7/05/26		148	142,017
Florida Power & Light Co., 4.95%, 6/01/35		575	524,763
Florida Power Corp.:
6.35%, 9/15/37		1,450	1,584,408
6.40%, 6/15/38		800	880,518
PacifiCorp., 6.25%, 10/15/37		650	710,925
Public Service Co. of Colorado, 6.25%, 9/01/37		1,350	1,476,395
Southern California Edison Co.:
5.63%, 2/01/36		675	683,736
Series 05-E, 5.35%, 7/15/35		150	146,331
Series 08-A, 5.95%, 2/01/38		1,100	1,165,253
The Toledo Edison Co., 6.15%, 5/15/37		350	353,201

			14,064,907

Energy Equipment & Services — 0.7%
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		2,480	2,467,600
North American Energy Partners, Inc., 8.75%, 12/01/11		85	84,575

			2,552,175

Corporate Bonds		Par (000)	Value

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.:
6.50%, 8/15/37	USD	1,975	$2,243,849
6.20%, 4/15/38		850	930,703

			3,174,552

Food Products — 0.5%
Kraft Foods, Inc., 7.00%, 8/11/37		1,670	1,845,041

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 10.88%, 11/15/14		900	963,000

Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		670	701,825
10.00%, 5/01/18		280	308,000

			1,009,825

Hotels, Restaurants & Leisure — 0.3%
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(c)(f)		240	14,400
McDonald’s Corp., 5.70%, 2/01/39		850	869,444

			883,844

Household Durables — 1.3%
Centex Corp., 5.13%, 10/01/13		1,140	1,151,400
D.R. Horton, Inc., 6.13%, 1/15/14		1,080	1,080,000
Irwin Land LLC (b):
Series A-1, 5.03%, 12/15/25		575	497,260
Series A-2, 5.30%, 12/15/35		780	615,919
KB Home, 6.38%, 8/15/11		94	95,645
Lennar Corp., Series B, 5.60%, 5/31/15		420	386,400
Pulte Homes, Inc., 5.20%, 2/15/15		325	303,875
Toll Brothers Finance Corp., 4.95%, 3/15/14		260	256,636

			4,387,135

Household Products — 0.3%
Kimberly-Clark, Corp., 6.63%, 8/01/37		975	1,124,714

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc., 7.25%, 2/01/14		50	50,375
TXU Corp., 5.55%, 11/15/14		210	153,255

			203,630

Industrial Conglomerates — 0.5%
Sequa Corp. (b):
11.75%, 12/01/15		760	744,800
13.50%, 12/01/15 (i)		927	929,800

			1,674,600

Insurance — 2.7%
Chubb Corp., 6.00%, 5/11/37		1,415	1,467,184
Metropolitan Life Global Funding I (b):
2.50%, 1/11/13		2,550	2,568,212
5.13%, 6/10/14		775	831,726
Monument Global Funding Ltd., 0.41%, 6/16/10 (a)(b)		1,990	1,973,731
Prudential Financial, Inc.:
4.75%, 9/17/15		1,220	1,261,646
5.70%, 12/14/36		950	889,393
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (b)		505	544,222

			9,536,114

IT Services — 0.5%
First Data Corp., 9.88%, 9/24/15		895	765,225
iPayment, Inc., 9.75%, 5/15/14		270	235,575
iPayment Investors LP, 11.63%, 7/15/14 (b)(i)		766	612,874

			1,613,674

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	53

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Machinery — 0.3%
AGY Holding Corp., 11.00%, 11/15/14	USD	340	$272,000
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		990	858,825

			1,130,825

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)		1,100	1,001,957

Media — 5.9%
Affinion Group, Inc., 10.13%, 10/15/13		740	747,400
Belo Corp., 6.75%, 5/30/13		205	202,950
CCH II LLC, 13.50%, 11/30/16		495	584,247
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		55	1,100
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17 (b)		1,590	1,631,340
Comcast Cable Communications Holdings, Inc.:
8.38%, 3/15/13		1,415	1,642,812
9.46%, 11/15/22		2,000	2,675,602
Comcast Cable Communications LLC, 6.75%, 1/30/11		1,000	1,049,544
Comcast Corp., 6.40%, 3/01/40 (j)		350	356,116
Network Communications, Inc., 10.75%, 12/01/13		195	89,700
News America Holdings, Inc.:
8.45%, 8/01/34		2,475	3,026,338
8.15%, 10/17/36		145	172,990
Nielsen Finance LLC, 10.00%, 8/01/14		1,060	1,099,750
Rainbow National Services LLC (b):
8.75%, 9/01/12		225	229,500
10.38%, 9/01/14		1,070	1,124,838
TCI Communications, Inc., 8.75%, 8/01/15		1,495	1,837,558
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,310	1,193,738
Time Warner Cable, Inc., 7.30%, 7/01/38		970	1,100,092
Time Warner Cos., Inc., 7.57%, 2/01/24		1,635	1,859,234

			20,624,849

Metals & Mining — 0.9%
Falconbridge Ltd.:
6.00%, 10/15/15		600	647,498
6.20%, 6/15/35		1,550	1,459,578
Teck Resources Ltd., 10.75%, 5/15/19		795	977,850

			3,084,926

Multi-Utilities — 0.9%
Dominion Resources, Inc., 6.00%, 11/30/17		1,135	1,244,155
Energy East Corp., 6.75%, 7/15/36		1,675	1,844,904

			3,089,059

Oil, Gas & Consumable Fuels — 7.1%
BP Capital Markets Plc, 3.13%, 3/10/12		1,505	1,563,066
Berry Petroleum Co., 8.25%, 11/01/16		160	160,400
Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,117,983
Canadian Natural Resources, Ltd.:
6.50%, 2/15/37		430	459,732
6.25%, 3/15/38		500	520,323
6.75%, 2/01/39		950	1,044,394
Cenovus Energy, Inc., 6.75%, 11/15/39 (b)		565	620,839
Conoco Funding Co., 7.25%, 10/15/31		150	175,972
ConocoPhillips, 4.60%, 1/15/15		450	485,748
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	156,146
ConocoPhillips Holding Co., 6.95%, 4/15/29		700	809,980
Devon Energy Corp., 7.95%, 4/15/32		650	819,032
EXCO Resources, Inc., 7.25%, 1/15/11		145	145,181
EnCana Corp.:
6.50%, 8/15/34		70	74,643
6.63%, 8/15/37		775	852,023

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Encore Acquisition Co., 6.00%, 7/15/15	USD	50	$50,375
Enterprise Products Operating LLC:
6.13%, 2/01/13		710	779,042
6.13%, 10/15/39		700	699,467
MidAmerican Energy Co., 5.80%, 10/15/36		800	813,037
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	956,297
6.50%, 9/15/37		2,115	2,277,557
Nexen, Inc., 6.40%, 5/15/37		750	757,657
Petrobras International Finance Co.:
5.88%, 3/01/18		80	82,216
5.75%, 1/20/20		1,760	1,775,314
Sabine Pass LNG LP, 7.50%, 11/30/16		350	307,125
Shell International Finance BV, 6.38%, 12/15/38		2,050	2,288,288
Valero Energy Corp., 6.63%, 6/15/37		1,300	1,246,924
Whiting Petroleum Corp.:
7.25%, 5/01/12		20	20,100
7.25%, 5/01/13		375	378,750
XTO Energy, Inc.:
6.75%, 8/01/37		2,125	2,505,441
6.38%, 6/15/38		925	1,043,232

			24,986,284

Paper & Forest Products — 2.1%
International Paper Co., 7.30%, 11/15/39		775	826,168
NewPage Corp.:
10.00%, 5/01/12		140	80,500
11.38%, 12/31/14		6,780	6,474,900

			7,381,568

Pharmaceuticals — 2.4%
Eli Lilly & Co., 3.55%, 3/06/12		630	659,148
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		1,500	1,672,885
Roche Holdings, Inc., 7.00%, 3/01/39 (b)		900	1,078,157
Schering-Plough Corp., 6.55%, 9/15/37		1,250	1,436,985
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,475	1,551,846
Wyeth, 5.95%, 4/01/37 (d)		1,775	1,873,779

			8,272,800

Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		125	125,313

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., 5.65%, 9/15/11		300	234,000

Road & Rail — 0.4%
Canadian National Railway Co., 6.38%, 10/15/11		1,000	1,084,348
The Hertz Corp., 8.88%, 1/01/14		135	137,025

			1,221,373

Software — 0.7%
BMS Holdings, Inc., 7.89%, 2/15/12 (a)(b)(i)		138	2,767
Oracle Corp., 5.75%, 4/15/18 (d)(e)		2,300	2,531,311

			2,534,078

Specialty Retail — 0.1%
General Nutrition Centers, Inc., 10.75%, 3/15/15		405	409,556

Textiles, Apparel & Luxury Goods — 0.1%
Quiksilver, Inc., 6.88%, 4/15/15		250	213,125

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)		1,325	1,351,323

Wireless Telecommunication Services — 1.6%
Cricket Communications, Inc., 10.00%, 7/15/15		105	106,313
Digicel Group Ltd., 8.88%, 1/15/15 (b)		270	257,850
MetroPCS Wireless, Inc., 9.25%, 11/01/14		60	59,850
Nextel Communications, Inc., Series E, 6.88%, 10/31/13 (i)		410	393,600

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Rogers Communications, Inc., 7.50%, 8/15/38	USD	1,175	$1,397,621
Sprint Capital Corp.:
6.88%, 11/15/28		780	590,850
8.75%, 3/15/32		350	308,875
Vodafone Group Plc, 4.15%, 6/10/14 (d)		2,500	2,617,072

			5,732,031

Total Corporate Bonds — 54.7%			191,366,197

Foreign Agency Obligations

Bundesrepublik Deutschland, Series 08, 4.75%, 7/04/40	EUR	3,000	4,727,574
Hellenic Republic Government Bond, Series 5YR, 6.10%, 8/20/15		225	300,591
Italy Government International Bond, 5.38%, 6/15/33	USD	470	469,030
Japan Finance Corp., 2.00%, 6/24/11		880	891,660
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		120	128,580
Series E, 5.25%, 7/02/12		405	441,394
Series E, 4.38%, 1/15/13		260	278,908
Series E, 4.00%, 2/02/15		235	247,233
Province of Ontario Canada:
4.10%, 6/16/14		1,310	1,392,400
Series 1, 1.88%, 11/19/12		1,180	1,188,222

Total Foreign Agency Obligations — 2.9%			10,065,592

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.7%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37	1,100	769,294
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 5.41%, 2/25/47 (a)	927	621,678
Collateralized Mortgage Obligation Trust, Series 40, Class R, 0.58%, 4/01/18	92	92
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35	1,700	1,284,892
Series 2006-0A21, Class A1, 0.41%, 3/20/47 (a)	984	510,346
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.43%, 4/25/46 (a)	396	198,572
Series 2007-10, Class A22, 6.00%, 7/25/37	895	716,331
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2006-0A1, Class A1, 0.43%, 2/25/47 (a)	324	184,779
GSR Mortgage Loan Trust (a):
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35	3,669	3,412,081
Series 2006-AR1, Class 2A1, 5.15%, 1/25/36	875	687,308
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.56%, 9/19/35 (a)	107	62,822
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.41%, 12/25/36 (a)	861	576,822
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37	1,100	665,455

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage Obligations (concluded)
JPMorgan Mortgage Trust:
Series 2007-S1, Class 2A22, 5.75%, 3/25/37	USD	841	$755,217
Series 2007-S2, Class 1A15, 6.75%, 6/25/37		1,129	920,099
Maryland Insurance Backed Securities Trust, Series 2006-1A Class, 5.55%, 12/10/65		2,500	875,000
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 5.76%, 5/25/36 (a)		874	561,632
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33		4,153	3,918,485
Station Place Securitization Trust, Series 2009-1, Class A, 1.74%, 1/25/40 (a)(b)		1,580	1,576,050
WaMu Mortgage Pass-Through Certificates, Class 1A, Series 2007-0A4, 1.25%, 5/25/47 (a)		456	260,245
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-3, Class A9, 5.50%, 3/25/36		684	665,496
Series 2006-AR4, Class 2A4, 5.77%, 4/25/36 (a)		300	269,317
Series 2007-10, Class 1A21, 6.00%, 7/25/37		664	482,820

			19,974,833

Commercial Mortgage-Backed Securities — 15.1%
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35		2,970	3,101,305
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.10%, 12/10/49 (a)		2,020	1,953,485
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.02%, 12/10/49 (a)		1,515	1,421,134
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (a)		990	1,020,515
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		1,595	1,670,190
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		1,234	1,251,290
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2, 7.20%, 10/15/32		1,381	1,402,282
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		2,630	2,822,726
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35		2,310	2,454,117
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class A2, 4.93%, 7/10/39		2,580	2,700,471
Series 2004-C3, Class A4, 4.55%, 12/10/41		2,475	2,515,833
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		1,990	2,081,806
Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,380	2,415,441
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A3, 5.07%, 6/15/29 (a)		2,530	2,565,962
Merrill Lynch Mortgage Trust, Series 2004BPC1, Class A3, 4.47%, 10/12/41 (a)		4,280	4,366,036
Morgan Stanley Capital I, Series 2005-T17, Class A4, 4.52%, 12/13/41		2,695	2,753,367
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.21%, 10/15/44 (a)		940	953,992
Series 2006-C28, Class A2, 5.50%, 10/15/48 (k)		14,000	14,417,848
Series 2007-C33, Class A4, 5.90%, 2/15/51 (a)(b)		1,105	973,434

			52,841,234

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	55

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)			Value

Interest Only Collateralized Mortgage Obligations — 0.0%
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14	USD	—	(l)	$585
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (b)		2,879		57,578
Salomon Brothers Mortgage Securities VII, Inc., Series 2000-1, Class IO, 0.49%, 3/25/22		804		43

				58,206

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (b)		13		1

Total Non-Agency Mortgage-Backed Securities — 20.8%				72,874,274

Other Interests (m)	Beneficial Interest (000)

Software — 0.0%
Critical Care Systems International, Inc.	2	381

Total Other Interests — 0.0%		381

Preferred Securities

Capital Trusts	Par (000)

Insurance — 1.3%
The Allstate Corp., 6.50%, 5/15/67 (a)	2,150	1,988,750
Lincoln National Corp., 6.05%, 4/20/67 (a)	750	576,563
Progressive Corp., 6.70%, 6/15/67 (a)	665	617,758
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)	750	714,637
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)	575	517,500

Total Capital Trusts– 1.3%		4,415,208

Preferred Stocks	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (b)	12,873	—

Specialty Retail — 0.0%
Lazydays RV Center, Inc.	55	54,912

Total Preferred Stocks — 0.0%		54,912

Total Preferred Securities — 1.3%		4,470,120

Taxable Municipal Bonds		Par (000)

County/City/Special District/ School District — 0.1%
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44	USD	260	281,120

Education — 0.3%
The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		470	496,841
Princeton University, 5.70%, 3/01/39		575	611,530

			1,108,371

Taxable Municipal Bonds	Par (000)		Value

State — 1.5%
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39	USD	550	$542,256
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		740	707,322
Various Purpose 3, 5.45%, 4/01/15		2,475	2,556,799
State of Texas, GO, Build America Bonds, 5.52%, 4/01/39		1,325	1,363,345

			5,169,722

Transportation — 0.3%
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		670	779,431
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395	406,494

			1,185,925

Utilities — 0.1%
Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, Taxable, 5.72%, 12/01/38		495	508,692

Total Taxable Municipal Bonds — 2.3%			8,253,830

U.S. Government Sponsored Agency Securities

Agency Obligations — 8.9%
Fannie Mae:
6.45%, 10/09/19 (g)(n)	6,125		3,603,674
7.13%, 1/15/30 (g)	4,000		5,157,976
5.63%, 7/15/37 (e)	825		889,264
Federal Home Loan Banks:
5.38%, 9/30/22 (g)	5,600		6,233,758
5.25%, 12/09/22 (e)	700		766,822
5.37%, 9/09/24 (e)	1,100		1,205,129
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 44, 7.43%, 8/01/22	67		65,927
Merrill Projects, Series 29, 7.43%, 10/01/20	45		44,302
Merrill Projects, Series 42, 7.43%, 9/25/22	44		43,523
Reilly Project, Series B-11, 7.40%, 4/01/21	1,514		1,499,178
Westmore Project, 7.25%, 4/01/21	1,491		1,476,344
Freddie Mac, 1.75%, 6/15/12 (g)	1,200		1,219,110
Overseas Private Investment Corp.:
4.09%, 5/29/12	395		392,674
4.68%, 5/29/12	477		471,912
4.87%, 5/29/12	3,632		3,536,338
Resolution Funding Corp., 8.54%, 4/15/30 (n)	6,055		2,168,041
Tennessee Valley Authority, 5.25%, 9/15/39	2,405		2,437,946

			31,211,918

Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 1.40%, 5/25/21 (a)	57		2,838
Series 1991-87, Class S, 26.02%, 8/25/21 (a)	34		49,942
Series G-7, Class S, 116.20%, 3/25/21 (a)	—	(l)	2,324
Series G-17, Class S, 0.58%, 6/25/21 (a)	161		3,115
Series G-33, Class PV, 1.08%, 10/25/21	195		4,007
Series G-49, Class S, 8.80%, 12/25/21 (a)	—	(l)	1,147

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 9.76%, 3/15/20 (a)	USD	5		$883
Series 75, Class R, 9.50%, 1/15/21		—	(l)	2
Series 75, Class RS, 20.27%, 1/15/21 (a)		—	(l)	2
Series 173, Class R, 9.00%, 11/15/21		8		8
Series 173, Class RS, 9.16%, 11/15/21 (a)		—	(l)	8
Series 192, Class U, 1.01%, 2/15/22 (a)		15		347
Series 1057, Class J, 1.01%, 3/15/21		52		1,095
Series 1611, Class JC, 10.00%, 8/15/23 (a)		46		47,034
Series 2611, Class QI, 5.50%, 9/15/32		3,613		453,111

				565,863

Federal Deposit Insurance Corporation Guaranteed — 4.5%
Citibank NA, 1.75%, 12/28/12		2,330		2,341,981
Citigroup Funding, Inc.:
2.13%, 7/12/12		1,460		1,489,435
1.88%, 10/22/12 (g)		2,900		2,926,402
General Electric Capital Corp.:
2.25%, 3/12/12		1,850		1,893,332
2.00%, 9/28/12		1,850		1,877,084
2.13%, 12/21/12		2,800		2,845,514
2.63%, 12/28/12		2,450		2,523,588

				15,897,336

Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17		3		496
Series 89, Class 2, 8.00%, 10/01/18		6		796
Series 94, Class 2, 9.50%, 8/01/21		2		429
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(l)	289
Series 1990-136, Class S, 0.02%, 11/25/20		8,498		11,680
Series 1991-38, Class N, 1,008.50%, 4/25/21		—	(l)	31
Series 1991-99, Class L, 930.00%, 8/25/21		—	(l)	1,433
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(l)	2,062
Series 1997-50, Class SI, 1.20%, 4/25/23		228		7,786
Series 2005-5, Class PK, 5.00%, 12/25/34		1,605		1,713,527
Series G-10, Class S, 575.46%, 5/25/21		—	(l)	7,153
Series G-12, Class S, 608.14%, 5/25/21		—	(l)	5,424
Series G92-5, Class H, 9.00%, 1/25/22		49		7,992
Freddie Mac Mortgage Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—	(l)	354
Series 200, Class R, 98,522.81%, 12/15/22		—	(l)	8
Series 1043, Class H, 0.02%, 2/15/21		4,567		8,165
Series 1054, Class I, 435.32%, 3/15/21		—	(l)	782
Series 1056, Class KD, 1.08%, 3/15/21		40		877
Series 1148, Class E, 592.55%, 10/15/21		—	(l)	2,505
Series 1179, Class O, 1,009.39%, 11/15/21		—	(l)	10
Series 1254, Class Z, 8.50%, 4/15/22		98		19,938
Series 1831, Class PG, 6.50%, 3/15/11		28		612

				1,792,349

Mortgaged-Backed Securities — 34.8%
Fannie Mae Mortgage-Backed Securities (o):
4.50%, 7/01/39 – 3/15/40 (d)		59,450		60,198,114
5.00%, 1/01/23 – 3/15/40 (g)		2,082		2,194,265
5.50%, 12/01/13 – 4/15/40		16,981		17,878,776
6.00%, 3/01/16 – 4/15/40 (g)		27,630		29,483,739
6.50%, 3/15/40		4,600		4,910,500
5.00%, 2/01/22 – 4/01/22		1,580		1,675,224
5.50%, 11/01/38 – 3/15/40 (o)		4,800		5,077,801
Ginnie Mae Mortgage-Backed Securities, 8.00%, 4/15/24 – 6/15/25		69		79,625

				121,498,044

U.S. Government Sponsored Agency Securities	Par (000)			Value

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage Backed Securities:
Series 1991-167, Class D, 0.00%, 10/25/17	USD	1		$939
Series 203, Class 1, 0.00%, 2/01/23		13		11,374
Series 1993-51, Class E, 0.00%, 2/25/23		43		37,550
Series 1993-70, Class A, 0.00%, 5/25/23		7		6,111
Series 228, Class 1, 0.00%, 6/01/23		9		7,694
Freddie Mac Mortgage Backed Securities, Series 1739, Class B, 2/15/24		43		43,231

				106,899

Total U.S. Government Sponsored Agency Securities — 48.9%				171,072,409

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/19		7,915		10,833,038
8.75%, 8/15/20		750		1,079,180
8.13%, 8/15/21		4,550		6,354,357
8.00%, 11/15/21		14,650		20,320,004
4.50%, 2/15/36		6,885		6,922,654
U.S. Treasury Notes:
2.25%, 1/31/15		1,110		1,110,347
8.88%, 8/15/17		550		759,430
3.38%, 11/15/19		21,080		20,671,575
3.63%, 2/15/20		185		185,491
8.75%, 5/15/20		2,250		3,229,101
5.25%, 2/15/29		600		664,594
4.25%, 5/15/39		2,770		2,645,350
4.50%, 8/15/39		3,520		3,504,051
4.38%, 11/15/39		1,200		1,164,188
4.63%, 2/15/40		5,210		5,291,406

Total U.S. Treasury Obligations — 24.2%				84,734,766

Warrants (p)	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)		14,710		—

Total Warrants — 0.0%				—

Total Long-Term Investments (Cost — $558,908,828) — 161.4%				564,632,133

Short-Term Securities	Par (000)

Borrowed Bond Agreements
Barclays Capital Inc.:
0.09%, 3/04/10	USD	20,553		20,553,000
0.11%, 3/31/10		671		671,250
0.13%, 6/30/10		3,402		3,402,000
0.14%, 6/30/10		752		752,125
JPMorgan Securities Inc., 0.10%, 3/31/10		1,146		1,146,000
Royal Bank of Scotland Plc, 0.12%, 6/30/10	AUD	1,424		1,424,063

Total Short-Term Securities (Cost — $27,948,438) — 8.0%				27,948,438

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	57

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts			Value

Exchange-Traded Put Options Purchased — 0.0%
10-Year U.S. Treasury Bond, Strike Price USD 118, Expires 4/23/10		285		$231,562
Euro-Dollar Future, Strike Price USD 98.75, Expires 9/13/10		234		19,012

				250,574

Over-the-Counter Call Swaptions Purchased — 0.2%
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker Barclays Bank Plc		3	(q)	33
Receive a fixed rate of 1.12% and pay a floating rate based on 3-month LIBOR, Expires 4/26/10, Broker Morgan Stanley Capital Services, Inc.		22	(q)	29,098
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, Expires 5/14/10, Broker Royal Bank Of Scotland Plc		5	(q)	82,798
Receive a fixed rate of 2.91% and pay a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA		16	(q)	281,909
Receive a fixed rate of 5.06% and pay a floating rate based on 3-month LIBOR, Expires 1/22/13, Broker JPMorgan Chase Bank NA		4	(q)	290,340

				684,178

Over-the-Counter Put Swaptions Purchased — 0.8%
Receive a fixed rate of 5.25% and pay a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA		39	(q)	2,516
Pay a fixed rate of 2.91% and receive a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA		16	(q)	169,080
Pay a fixed rate of 5.04% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA		28	(q)	1,441,896
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International		4	(q)	217,923
Pay a fixed rate of 5.06% and receive a floating rate based on 3-month LIBOR, Expires 1/22/13, Broker JPMorgan Chase Bank NA		4	(q)	232,957
Pay a fixed rate of 4.71% and receive a floating rate based on 3-month LIBOR, Expires 11/18/13, Broker JPMorgan Chase Bank NA		16	(q)	632,304

				2,696,676

Total Options Purchased (Cost — $4,164,151) — 1.0%				3,631,428

Total Investments Before TBA Sale Commitments, Borrowed Bonds and Outstanding Options Written (Cost — $591,021,417*) — 170.4%				596,211,999

Borrowed Bonds	Par (000)			Value

U.S. Treasury Bonds, 8.13%, 8/15/19	USD	3,480		$(4,762,978)
U.S. Treasury Notes:
8.88%, 8/15/17		550		(759,430)
3.38%, 11/15/19		21,080		(20,671,575)
5.25%, 2/15/29		600		(664,594)
4.38%, 11/15/39		1,200		(1,164,188)

Total Borrowed Bonds (Proceeds — $27,619,845) — (8.00)%				(28,022,765)

TBA Sale Commitments (o)

Fannie Mae Mortgage-Backed Securities:
4.50%, 7/01/39 – 3/15/40		48,600		(49,207,500)
5.50%, 12/01/13 – 4/15/40		16,400		(17,274,954)
6.00%, 3/01/16 – 4/15/40		27,200		(28,853,243)
6.50%, 3/15/40		4,600		(4,910,500)
5.00%, 1/01/23 – 3/15/40		2,000		(2,104,750)
Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22 – 4/01/22		2,000		(2,103,124)
5.50%, 11/01/38 – 3/15/40		4,300		(4,546,579)

Total TBA Sale Commitments (Proceeds — $108,949,059) — (31.2)%				(109,000,650)

Options Written	Contracts

Exchange-Traded Put Options Written — (0.0)%
Euro-Dollar Future, Strike Price USD 98.25, Expires 9/13/10		234		(7,313)

Over-the-Counter Call Swaptions Written — (0.9)%
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, Expires 7/20/13, Broker JPMorgan Chase Bank NA		9 (q	)	(492,679)
Pay a fixed rate of 3.83% and receive a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker Deutsche Bank AG		15 (q	)	(259,680)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA		3 (q	)	(23,710)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Morgan Stanley Capital Services, Inc.		10 (q	)	(89,642)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 11/20/10, Broker Barclays Bank Plc		15 (q	)	(1,241,010)
Pay a fixed rate of 4.21% and receive a floating rate based on 3-month LIBOR, Expires 2/07/11, Broker Citibank NA		5 (q	)	(187,867)
Pay a fixed rate of 4.31% and receive a floating rate based on 3-month LIBOR, Expires 2/24/11, Broker Deutsche Bank AG		6 (q	)	(257,812)

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Contracts (q)	Value

Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, Expires 2/21/12, Broker Citibank NA	4	$(268,563)
Pay a fixed rate of 5.18% and receive a floating rate based on 3-month LIBOR, Expires 2/19/13, Broker JPMorgan Chase Bank NA	5	(376,527)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA	3	(142,625)

		(3,340,115)

Over-the-Counter Put Swaptions Written — (0.8)%
Receive a fixed rate o 5.33% and pay a floating rate based on 3-month LIBOR, Expires 7/20/13, Broker JPMorgan Chase Bank NA	9	(246,983)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, Expires 3/11/10, Broker Barclays Bank Plc	3	(17,305)
Receive a fixed rate of 3.83% and pay a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker Deutsche Bank AG	15	(185,070)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	3	(16,373)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Morgan Stanley Capital Services, Inc.	10	(74,271)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 11/20/10, Broker Barclays Bank Plc	15	(138,255)
Receive a fixed rate of 4.21% and pay a floating rate based on 3-month LIBOR, Expires 2/07/11, Broker Citibank NA	5	(170,491)
Receive a fixed rate of 4.31% and pay a floating rate based on 3-month LIBOR, Expires 2/24/11, Broker Deutsche Bank AG	6	(200,140)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, Expires 2/21/12, Broker Citibank NA	4	(201,687)
Receive a fixed rate of 6.04% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA	28	(765,579)
Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	5	(116,094)
Receive a fixed rate of 5.18% and pay a floating rate based on 3-month LIBOR, Expires 2/19/13, Broker JPMorgan Chase Bank NA	5	(267,566)
Receive a fixed rate of 4.84% and pay a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA	3	(205,109)

		(2,604,923)

Total Options Written (Premiums Received — $7,234,066) — (1.7)%		(5,952,351)

Total Investments, Net of TBA Sale Commitments, Borrowed Bonds and Outstanding Options Written — 129.5%		453,236,233
Liabilities in Excess of Other Assets — (29.5)%		(103,376,273)

Net Assets — 100.0%		$349,859,960

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$591,054,097

Gross unrealized appreciation	$18,377,472
Gross unrealized depreciation	(13,219,570)

Net unrealized appreciation	$5,157,902

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Deutsche Bank Securities	$356,116	$7,782

(k)	Security held as collateral in connection with TALF program.

(l)	Amount is less than $1,000.

(m)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(o)	Represents or includes a “to-be-announced” transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Securities LLC	$(2,782,891)	$13,547
Barclays Capital	$6,783,750	$74,328
BNP Paribas	$(2,215,938)	$26,836
Citigroup Global Markets, Inc.	$(24,207,282)	$(99,196)
Credit Suisse Securities LLC	$5,474,375	$19,250
Deutsche Bank Securities, Inc.	$1,029,858	$27,889
Goldman Sachs & Co.	$8,938,788	$(23,738)
JPMorgan Securities, Inc.	$(4,455,280)	$29,564
Morgan Stanley & Co., Inc.	$5,819,251	$44,493

(p)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(q)	One contract represents a notional amount of $1 million.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	59

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(30,000,661)	$1,122

•	Foreign currency exchange contracts as of February 28, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	395,700	USD	545,547	Citibank NA	3/24/10	$(6,765)
USD	8,311,614	EUR	5,757,500	Citibank NA	3/24/10	472,252
CAD	4,131,670	USD	3,904,561	Citibank NA	4/21/10	21,770
USD	53,082	CAD	56,170	Citibank NA	4/21/10	(296)
USD	3,896,022	CAD	4,075,500	Goldman Sachs Bank USA	4/21/10	23,070
USD	934,166	GBP	577,000	Morgan Stanley Capital Services, Inc.	4/21/10	54,705

Total						$564,736

•	Financial futures contracts purchased as of February 28, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

8	30-Year U.S. Treasury Ultra Bond	March 2010	$984,488	$(18)
357	30-Year U.S. Treasury Bond	June 2010	$41,947,319	67,119
330	30-Year U.S. Treasury Ultra Bond	June 2010	$40,506,559	104,066

Total				$171,167

•	Financial futures contracts sold as of February 28, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

401	2-Year U.S. Treasury Bond	June 2010	$87,005,316	$(187,122)
640	5-Year U.S. Treasury Bond	June 2010	$73,634,898	(565,102)
56	10-Year U.S. Treasury Bond	June 2010	$6,565,527	(13,598)

Total				$(765,822)

•	Reverse repurchase agreements outstanding as of February 28, 2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

RBS Securities, Inc.	0.35%	1/13/10	Open	$2,909,679	$2,908,350
Credit Suisse Securities (USA) LLC	0.14%	1/26/10	3/31/10	6,513,049	6,512,188
Credit Suisse Securities (USA) LLC	0.19%	1/26/10	1/30/10	11,873,336	11,871,206
RBS Securities, Inc.	0.14%	1/26/10	1/31/10	10,395,955	10,394,581
JPMorgan Securities, Inc.	0.15%	2/11/10	3/11/10	11,246,843	11,246,000
Barclays Capital, Inc.	0.11%	2/17/10	3/04/10	20,659,094	20,658,400
Banc of America Securities LLC	0.14%	2/18/10	3/04/10	29,646,818	29,645,550
Barclays Capital, Inc.	0.13%	2/18/10	3/04/10	2,027,019	2,026,938
Barclays Capital, Inc.	0.14%	2/22/10	3/04/10	4,889,939	4,889,825
Barclays Capital, Inc.	0.18%	2/22/10	3/04/10	7,940,092	7,939,814
JPMorgan Securities, Inc.	0.15%	2/22/10	3/04/10	10,526,110	10,525,803
Credit Suisse Securities (USA) LLC	16.00%	2/23/10	3/04/10	4,903,481	4,903,350

Total				$123,531,415	$123,522,005

•	Interest rate swaps outstanding as of February 28, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.13% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2012	USD	27,400	$(53,806)
3.66% (b)	3-month LIBOR	Citibank NA	April 2013	USD	7,500	445,890
4.28% (b)	3-month LIBOR	Credit Suisse International	July 2013	USD	47,800	3,828,429
2.45% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2014	USD	10,000	(8,975)
2.61% (b)	3-month LIBOR	Citibank NA	December 2014	USD	10,000	54,471
2.60% (b)	3-month LIBOR	JPMorgan Chase Bank NA	December 2014	USD	10,000	51,774
2.69% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	USD	8,300	51,028
3.67% (b)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	10,500	24,019
3.87% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	1,800	30,860
3.70% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	5,000	—
5.41% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	9,405	1,405,269
5.37% (a)	3-month LIBOR	Bank of America NA	September 2027	USD	8,900	(1,297,646)
5.06% (a)	3-month LIBOR	Goldman Sachs Bank USA	November 2037	USD	6,900	(784,284)

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Interest rate swaps outstanding as of February 28, 2010 were as follows (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

4.84% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2038	USD	6,100	$(464,898)
3.48% (a)	3-month LIBOR	Barclays Bank Plc	March 2039	USD	3,400	516,143
4.44% (a)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	1,900	(15,533)
4.52% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	1,700	37,422

Total						$3,820,163

	(a)	Pays fixed interest rate and receives floating rate.

	(b)	Pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues — buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	300	$(3,122)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	50	(691)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	425	(59,050)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	150	(22,539)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	65	(325)
Belo Corp.	5.00%	Barclays Bank Plc	June 2013	USD	205	(31,848)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	235	(14,154)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	980	(120,671)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	580	(72,055)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	275	(8,177)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	1,080	(29,543)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	135	(35,663)

•	Credit default swaps on single-name issues — buy protection outstanding as of February 28, 2010 were as follows (concluded):

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	260	$(5,347)

Seagate Technology Holdings	1.00%	Credit Suisse International	June 2014	USD	155	(1,527)
Seagate Technology Holdings	5.00%	Morgan Stanley Capital Services, Inc.	June 2014	USD	370	(5,758)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	155	(1,388)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	210	(21,304)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	275	(89,210)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	325	(10,961)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	420	(52,184)

Total						$(585,517)

•	Credit default swaps on traded index — buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Depreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	2,178	$(2,930)
Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	6,534	(8,291)

Total						$(11,221)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	61

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	—	$19,292,683	$2,491,734	$21,784,417
Common Stocks	$46	—	10,101	10,147
Corporate Bonds	—	191,365,097	1,100	191,366,197
Foreign Agency Obligations	—	10,065,592	—	10,065,592
Non-Agency Mortgage-Backed Securities	—	65,730,152	7,144,122	72,874,274

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Other Interests	—	—	$381	$381
Preferred Securities	—	$4,415,208	54,912	4,470,120
Taxable Municipal Bonds	—	8,253,830	—	8,253,830
U.S. Government Sponsored Agency Securities	—	157,180,439	13,891,970	171,072,409
U.S. Treasury Obligations	—	84,734,766	—	84,734,766
Short-Term Securities	—	27,948,438	—	27,948,438
Liabilities:
Borrowed Bonds	—	(28,022,765)	—	(28,022,765)
TBA Sale Commitments	—	(109,000,650)	—	(109,000,650)

Total	$46	$431,962,790	$23,594,320	$455,557,156

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$421,759	$10,397,956	—	$10,819,715
Liabilities	(773,153)	(9,173,979)	$(11,805,458)	(21,752,590)

Total	$(351,394)	$1,223,977	$(11,805,458)	$(10,932,875)

[1]

Other financial instruments are swaps, financial futures contracts, options, TALF loans and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options and TALF loans are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Securities

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Total

Balance, as of August 31, 2009	$1,229,483	—	$1,073,273	$6,225,096	$381	—	$11,194,451	$19,722,684
Accrued discounts/premiums	—	—	—	—	—	—	—	—
Realized gain (loss)	—	—	(92,526)	(48,365)	—	—	1,493,278	1,352,387
Change in unrealized appreciation/depreciation[2]	98,799	—	1,124,241	199,982	—	—	(1,612,615)	(189,593)
Net purchases (sales)	—	—	(666,764)	(808,641)	—	—	(3,544,005)	(5,019,410)
Net transfers in/out of Level 3	1,163,452	$10,101	(1,437,124)	1,576,050	—	$54,912	6,360,861	7,728,252

Balance, as of February 28, 2010	$2,491,734	$10,101	$1,100	$7,144,122	$381	$54,912	$13,891,970	$23,594,320

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $254,248.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used in determining fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfers in/out of Level 3	$(11,805,458)

Balance, as of February 28, 2010	$(11,805,458)

[3]	Other financial instruments are TALF loans.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Chase Issuance Trust, Series 2007-A11, Class A11, 0.23%,7/16/12 (a)	$3,500		$3,497,710
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M2, 0.67%, 3/25/35 (a)	5,890		3,298,400
Freddie Mac Mortgage Backed Securities Series T-11, Class A9, 2.29%, 1/25/28 (a)	2,994		2,837,765
GSAA Home Equity Trust, Series 2005-1, Class AF2, 4.32%, 11/25/34 (a)	1,652		1,579,381
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.66%, 10/25/35 (a)	1,875		668,500
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	334		363,968
Series 1996-20G, 7.70%, 7/01/16	286		315,513
Series 1996-20H, 7.25%, 8/01/16	454		500,418
Series 1996-20K, 6.95%, 11/01/16	746		803,137
Series 1997-20C, 7.15%, 3/01/17	312		342,505
Small Business Administration, Series 1, 1.00%, 4/01/15	2,431		24,307

			14,231,604

Interest Only — 0.3%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	6,108		479,099
Sterling Coofs Trust Series 1, 2.36%, 4/15/29	10,219		1,053,812

			1,532,911

Total Asset-Backed Securities — 3.4%			15,764,515

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.4%
Countrywide Alternative Loan Trust, Series 2005-28CB, Class 1A5, 5.50%, 8/25/35	2,139		2,073,349
Deutsche Alt-A Securities Inc. Mortgage, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	1,522		1,165,305
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.50%, 10/25/35 (a)	3,693		2,622,258
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2, 5.76%, 1/25/37 (a)	795		618,371
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.20%, 8/25/23 (a)	98		105,924
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	5,814		5,485,879
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 3.45%, 8/25/34 (a)	1,654		1,649,112
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1C, 1.61%, 1/25/46 (a)	5,897		2,358,675

			16,078,873

Commercial Mortgage-Backed Securities — 4.8%
Credit Suisse Mortgage Capital Certificates:
Series 2006-C5, Class A2, 5.25%, 12/15/39 (c)	14,000		14,476,036
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420		2,019,347
First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class D, 7.12%, 11/18/29	3,500		3,740,858
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2, 5.74%, 6/15/49 (a)	2,200		2,275,837

			22,512,078

Interest Only Collateralized Mortgage Obligations — 1.8%
Bank of America Mortgage Securities Inc., Series 2003-3, Class 1AIO, 0.29%, 5/25/18 (a)	136,324		1,078,475
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6,000.00%, 5/25/37	1,328		152,459

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (concluded)
Collateralized Mortgage Obligation Trust, Class R:
Series 40, 580.50%, 4/01/18	$—	(d)	$198
Series 42, 6,000.00%, 10/01/14	—	(d)	1,256
First Boston Mortgage Securities Corp., Series C, Class I-O, 10.97%, 4/25/17	48		5,509
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.97%, 6/19/27 (a)(b)	5,723		114,460
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	131,879		577,632
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, 9.50%, 4/22/18	37		5,348
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.98%, 4/25/34 (a)	15,142		167,930
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	790		113,519
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	880		52,797
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.00%, 3/20/35 (a)	40,832		612,481
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-18, Class 7AX, 5.50%, 9/25/35 (a)	2,606		315,226
Series 2005-20, Class 3AX, 5.50%, 10/25/35	2,718		358,046
Series 2006-2, Class 4AX, 5.50%, 3/25/36 (a)	8,347		1,115,016
Series 2006-7, Class 3AS, 2.37%, 8/25/36 (a)	33,851		3,649,517
Vendee Mortgage Trust, Series 1999-2, Class 1IO, 0.05%, 5/15/29 (a)	66,883		114,362

			8,434,231

Interest Only Commercial Mortgage-Backed Securities — 0.1%
CS First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.67%, 6/20/29 (a)(b)	4,465		166,361
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class IO, 0.70%, 12/15/30 (a)	11,797		318,848
Morgan Stanley Capital I, Series 1997-HF1, Class X, 3.44%, 7/15/29 (a)(b)	42		2

			485,211

Principal Only Collateralized Mortgage Obligations — 1.1%
Countrywide Home Loan Mortgage Pass-Through Trust, Class PO:
Series 2003-26, 0.00%, 8/25/33	3,065		2,169,413
Series 2003-J4, 0.00%, 6/25/33	598		497,160
Series 2003-J5, 0.00%, 7/25/33	992		742,184
Series 2003-J8, 0.00%, 9/25/23	783		481,309
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 0.00%, 9/23/17	14		13,686
Series V, 0.00%, 9/01/18	100		96,455
MASTR Asset Securitization Trust, Series 2004-3, Class 4A15, 0.00%, 3/25/34	247		149,555
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36	983		534,805
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 0.00%, 4/25/24	8		5,457
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	726		419,640

			5,109,664

Total Non-Agency Mortgage-Backed Securities — 11.2%			52,620,057

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	63

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations — 3.1%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	$242		$239,336
Merrill Projects, Series 54, 7.43%, 5/15/23	2		2,150
Reilly Project, Series 41, 8.28%, 3/01/20	654		647,488
USGI Projects, Series 87, 7.43%, 12/01/22	72		71,198
USGI Projects, Series 99, 7.43%, 6/01/21	4,870		4,820,953
USGI Projects, Series 99, 7.43%, 10/01/23	45		44,210
USGI Projects, Series 99, 7.43%, 10/01/23	132		130,620
Overseas Private Investment Corp.:
4.09%, 5/29/12	359		357,006
4.68%, 5/29/12	434		429,010
4.87%, 5/29/12	3,302		3,214,846
Resolution Funding Corp., 9.65% 4/15/30 (e)	13,000		4,654,754

			14,611,571

Collateralized Mortgage Obligations — 15.7%
Fannie Mae Mortgage-Backed Securities:
Series 1991-38, Class F, 8.33%, 4/25/21 (a)	17		17,361
Series 1991-38, Class SA, 10.19%, 4/25/21 (a)	17		17,977
Series 1991-46, Class S, 1.40%, 5/25/21 (a)	123		6,093
Series 1991-87, Class S, 26.02%, 8/25/21 (a)	75		109,124
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	573		752,951
Series 2003-32, Class VT, 6.00%, 9/25/15	5,336		5,622,243
Series 2003-135, Class PB, 6.00%, 1/25/34	12,264		13,371,214
Series 2004-28, Class PB, 6.00%, 8/25/28	808		813,527
Series 2004-29, Class HC, 7.50%, 7/25/30	1,353		1,451,218
Series 2004-31, Class ZG, 7.50%, 5/25/34	2,835		3,190,633
Series 2005-68, Class PC, 5.50%, 7/25/35	1,451		1,564,238
Series 2005-73, Class DS, 16.96%, 8/25/35 (a)	4,097		4,562,289
Series 2006-2, Class KP, 0.00%, 2/25/35 (a)	861		678,942
Series G-17, Class S, 0.58%, 6/25/21 (a)	345		6,688
Series G-33, Class PV, 1.08%, 10/25/21	418		8,602
Series G-49, Class S, 8.80%, 12/25/21 (a)	—	(d)	2,462
Series G-7, Class S, 116.20%, 3/25/21 (a)	—	(d)	4,988
Freddie Mac Multiclass Certificates:
Series 19, Class F, 8.50%, 3/15/20	120		130,494
Series 19, Class R, 9.76%, 3/15/20 (a)	11		1,896
Series 40, Class K, 6.50%, 8/17/24	477		518,060
Series 75, Class R, 9.50%, 1/15/21	—	(d)	3
Series 75, Class RS, 20.27%, 1/15/21 (a)	—	(d)	3
Series 173, Class R, 9.00%, 11/15/21 (a)	17		17
Series 173, Class RS, 9.16%, 11/15/21 (a)	—	(d)	18
Series 192, Class U, 1.01%, 2/15/22 (a)	3		72
Series 1057, Class J, 1.01%, 3/15/21	111		2,352
Series 1160, Class F, 39.10%, 10/15/21 (a)	25		41,618
Series 1961, Class H, 6.50%, 5/15/12	54		54,903
Series 2218, Class Z, 8.50%, 3/15/30	6,748		7,552,191
Series 2542, Class UC, 6.00%, 12/15/22	10,200		11,047,875
Series 2758, Class KV, 5.50%, 5/15/23	10,294		11,102,127
Series 2765, Class UA, 4.00%, 3/15/11	864		889,719
Series 2861, Class AX, 10.45%, 9/15/34 (a)	391		408,888
Series 2927, Class BZ, 5.50%, 2/15/35	2,730		2,745,023
Series 3061, Class BD, 7.50%, 11/15/35	1,414		1,427,605
Ginnie Mae Trust:
Series 1996-5, Class Z, 7.00%, 5/16/26	701		747,862
Series 2001-33, Class PB, 6.50%, 7/20/31	1,146		1,233,267
Series 2004-89, Class PE, 6.00%, 10/20/34	3,392		3,709,615

			73,794,158

Federal Deposit Insurance Corporation Guaranteed — 0.8%
Citigroup Funding, Inc., 1.88%, 10/22/12 (f)	3,800		3,834,595

	Par (000)		Value
U.S. Government Sponsored Agency Securities

Interest Only Collateralized Mortgage Obligations — 5.3%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	$6		$1,064
Series 89, Class 2, 8.00%, 10/01/18	12		1,710
Series 94, Class 2, 9.50%, 8/01/21	4		922
Series 348, Class 25, 4.50%, 1/01/19	13,844		1,566,213
Series 1990-123, Class M, 1,009.50%, 10/25/20	—	(d)	621
Series 1990-136, Class S, 0.02%, 11/25/20 (a)	18,244		25,077
Series 1991-38, Class N, 1008.50%, 4/25/21	—	(d)	66
Series 1991-99, Class L, 930.00%, 8/25/21	—	(d)	3,076
Series 1991-139, Class PT, 648.35%, 10/25/21	—	(d)	4,427
Series 1993-199, Class SB, 2.63%, 10/25/23 (a)	1,280		143,076
Series 1996-68, Class SC, 2.26%, 1/25/24 (a)	894		67,932
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	456		15,573
Series 1997-90, Class M, 6.00%, 1/25/28	8,587		1,366,741
Series 1999-W4, Class IO, 6.50%, 12/25/28	441		83,220
Series 2003-122, Class IC, 5.00%, 9/25/18	1,164		13,613
Series 2003-135, Class SE, 7.52%, 8/25/33 (a)	28,175		4,038,717
Series 2005-43, Class IC, 6.00%, 3/25/34	703		44,357
Series 2006-58, Class SI, 6.31%, 7/25/36 (a)	12,229		1,177,067
Series 2006-70, Class JI, 6.37%, 6/25/36 (a)	26,544		3,291,563
Series 2009-3, Class JI, 6.00%, 1/25/49	18,743		2,242,467
Series 2009-106, Class SA, 6.02%, 1/25/40 (a)	23,474		2,586,978
Series 2010-2, Class SG, 6.22%, 10/25/39 (a)	22,025		2,452,863
Series G-10, Class S, 575.46%, 5/25/21 (a)	1		15,357
Series G-12, Class S, 608.14%, 5/25/21 (a)	1		11,645
Series G-50, Class G, 1,016.90%, 12/25/21	—	(d)	1,999
Series G92-5, Class H, 9.00%, 1/25/22	126		20,550
Series G92-12, Class C, 1.02%, 2/25/22	—	(d)	6,893
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	354		15,083
Freddie Multiclass Certificates:
Series 176, Class M, 1,010.00%, 7/15/21	—	(d)	760
Series 200, Class R, 98,522.81%, 12/15/22 (a)	—	(d)	18
Series 1043, Class H, 0.02%, 2/15/21 (a)	9,805		17,529
Series 1054, Class I, 435.32%, 3/15/21 (a)	—	(d)	1,679
Series 1056, Class KD, 1.08%, 3/15/21	86		1,882
Series 1148, Class E, 592.55%, 10/15/21 (a)	—	(d)	5,379
Series 1179, Class O, 1,009.39%, 11/15/21	—	(d)	21
Series 1914, Class PC, 0.75%, 12/15/11	676		2,922
Series 2545, Class NI, 5.50%, 3/15/22	837		41,831
Series 2559, Class IO, 5.00%, 8/15/30 (a)	296		4,058
Series 2611, Class QI, 5.50%, 9/15/32	6,595		826,989
Series 2687, Class IL, 5.00%, 9/15/18	1,064		11,775
Series 2694, Class LI, 4.50%, 7/15/19	840		20,306
Series 2949, Class IO, 5.50%, 3/15/35	1,242		126,786
Series 3153, Class SI, 6.36%, 5/15/36 (a)	14,217		1,920,764
Ginnie Mae Trust, Series 2005-31, Class SA, 5.92%, 4/16/35 (a)	26,185		2,870,606

			25,052,175

Interest Only Mortgaged-Backed Securities — 0.1%
Freddie Mac Mortgage-Backed Securities, 2.73%, 1/01/35 (a)	212		219,163

Mortgaged-Backed Securities — 142.3%
Fannie Mae Mortgage-Backed Securities:
4.00%, 3/15/40 (g)	2,500		2,461,719
4.50%, 7/01/39 – 3/15/40 (f)(g)	173,565		175,741,267
5.00%, 1/01/23 – 3/15/40 (f)(g)	143,239		148,610,801
5.50%, 3/15/25 – 4/15/40 (g)	133,100		139,894,489
5.97%, 8/01/16	3,109		3,494,166
6.00%, 5/15/40 (g)	20,800		22,070,755
6.50%, 3/15/40 – 5/15/40 (g)	122,100		130,621,187
7.50%, 2/01/22	—	(d)	181
9.50%, 1/01/19 – 9/01/19	3		3,745

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgaged-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
4.51%, 11/01/17 (a)	$21	$21,771
4.98%, 10/01/34 (a)	551	572,035
5.00%, 2/01/22 – 4/01/22 (f)	2,161	2,291,581
5.50%, 3/01/25 (g)	7,000	7,462,658
6.50%, 3/15/40 (g)	100	108,000
9.00%, 9/01/20 (h)	77	85,056
Ginnie Mae Mortgage-Backed Securities:
5.00%, 3/15/40 (g)	23,900	24,898,948
6.50%, 3/15/40 – 4/15/40 (g)	8,500	9,113,625
7.50%, 8/15/21 – 12/15/23	321	362,124
8.00%, 10/15/22 – 2/15/29 (g)	99	113,893
9.00%, 6/15/18 – 9/15/21 (g)	10	11,462

		667,939,463

Principal Only Collateralized Mortgage Obligations — 1.8%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 0.00%, 2/01/23	28	24,421
Series 228, Class 1, 0.00%, 6/01/23	19	16,520
Series 328, Class 1, 0.00%, 12/01/32	2,777	2,399,751
Series 338, Class 1, 0.00%, 7/01/33	2,343	2,003,726
Series 1991-7, Class J, 0.00%, 2/25/21	30	26,983
Series 1991-167, Class D, 0.00%, 10/25/17	2	2,015
Series 1993-51, Class E, 0.00%, 2/25/23	92	80,619
Series 1993-70, Class A, 0.00%, 5/25/23	15	13,119
Series 1993-249, Class B, 0.00%, 11/25/23	1,355	1,160,389
Series 1999-W4, Class PO, 0.00%, 2/25/29	227	190,907
Series 2002-13, Class PR, 0.00%, 3/25/32	556	472,096
Series G93-2, Class KB, 0.00%, 1/25/23	208	193,092
Freddie Mac Multiclass Certificates:
Series 1418, Class M, 0.00%, 11/15/22	100	88,642
Series 1691, Class B, 0.00%, 3/15/24	1,398	1,211,648
Series 1739, Class B, 0.00%, 2/15/24	95	96,879
Series G93-2, Class KB, 0.00%, 8/15/23	561	469,013
Series T-8, Class A10, 0.00%, 11/15/28	163	139,853

		8,589,673

Total U.S. Government Sponsored Agency Securities — 169.1%		794,040,798

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.75%, 8/15/20 (g)	750	1,079,180
8.00%, 11/15/21 (f)	2,750	3,814,335
4.50%, 2/15/36	8,100	8,144,299
U.S. Treasury Notes:
3.38%, 11/15/19	5,500	5,393,438
4.50%, 8/15/39	330	328,505
4.63%, 2/15/40	5,550	5,636,719
U.S. Treasury Strips, 0.00%, 11/15/24 (a)(f)(h)	40,000	20,537,280

Total U.S. Treasury Obligations — 9.6%		44,933,756

Total Long-Term Investments
(Cost — $909,764,741) — 193.3%		907,359,126

Short-Term Securities	Shares	Value

Money Market Funds — 44.7%
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.10% (i)(j)	209,674,729	$209,674,729

	Par (000)

Borrowed-Bond Agreements — 1.1%
Barclays Capital Inc., 0.09%, 3/04/10	$5,363	5,362,500

Total Short-Term Securities
(Cost — $215,037,229) — 45.8%		215,037,229

Options Purchased	Contracts (k)

Over-the-Counter Call Swaptions Purchased — 0.1%
Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring 5/19/12, Broker Bank of America NA	6	580,748

Over-the-Counter Put Swaptions Purchased — 0.1%
Pay a fixed rate of 5.47% and receive a floating rate based on 3-month LIBOR, expiring 5/19/12, Broker Bank of America NA	6	196,639

Total Options Purchased
(Cost — $492,280) — 0.2%		777,387

Total Investments Before TBA Sale Commitments,
Borrowed Bonds and Outstanding Options Written
(Cost — $1,125,294,250*) — 239.3%		1,123,173,742

	Par (000)
Borrowed Bonds

U.S. Treasury Notes, 3.38%, 11/15/19	$5,500	(5,393,438)

Total Borrowed Bonds
(Proceeds — $5,309,863) — (1.2)%		(5,393,438)

TBA Sale Commitments (g)

Fannie Mae Mortgage-Backed Securities:
4.50%, 7/01/39 – 3/15/40	13,900	(14,073,750)
5.00%, 1/01/23 – 3/15/40	2,400	(2,529,749)
5.50%, 3/15/25 – 4/15/40	9,100	(9,583,438)
6.50%, 3/15/40 – 5/15/40	80,800	(86,254,000)
Freddie Mac Mortgage-Backed Securities:
5.00%, 2/01/22 – 4/01/22	2,100	(2,216,812)
5.50%, 3/01/25	1,100	(1,172,016)

Total TBA Sale Commitments
(Proceeds — $116,021,457) — (24.7)%		(115,829,765)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	65

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Options Written	Contracts (k)	Value

Over-the-Counter Call Swaptions Written — (0.1)%
Pay a fixed rate of 3.43% and receive a floating rate based on 3-month LIBOR, Expires 3/19/11, Broker JPMorgan Chase Bank NA	7	$(95,438)
Pay a fixed rate of 5.33% and receive a floating rate based on 3-month LIBOR, Expires 7/20/13, Broker JPMorgan Chase Bank NA	11	(594,427)

		(689,865)

Over-the-Counter Put Swaptions Written — (0.2)%
Receive a fixed rate of 3.43% and pay a floating rate based on 3-month LIBOR, Expires 3/19/11, Broker JPMorgan Chase Bank NA	7	(559,951)
Receive a fixed rate of 5.33% and pay a floating rate based on 3-month LIBOR, Expires 7/20/13, Broker JPMorgan Chase Bank NA	11	(297,991)

		(857,942)

Total Options Written (Premiums Received — $1,358,915) — (0.3)%		(1,547,807)

Total Investments, Net of TBA Sale Commitments, Borrowed Bonds and Outstanding Options Written — 213.1%		1,000,402,732
Liabilities in Excess of Other Assets — (113.1)%		(530,988,018)

Net Assets — 100.0%		$469,414,714

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,126,511,501

Gross unrealized appreciation	$20,864,924
Gross unrealized depreciation	(24,202,683)

Net unrealized depreciation	$(3,337,759)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with TALF Program.

(d)	Amount is less than $1,000.

(e)	Represents a zero-coupon bond. Rate shown reflects currents yield as of report date.

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Capital	$2,328,750	$15,953
BNP Paribas	$14,918,249	$11,703
Citigroup Global Markets, Inc.	$3,036,125	$79,117
Credit Suisse Securities LLC	$177,100,587	$1,293,509
Deutsche Bank Securities, Inc.	$116,011,037	$(130,170)
Goldman Sachs & Co.	$104,394,507	$559,703
JPMorgan Chase Securities, Ltd.	$103,159,870	$(71,884)
Morgan Stanley & Co.	$2,025,000	$11,797

(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$31,436,138	$156,334

(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $1 million.

•	Interest rate floors outstanding as of February 28, 2010 were as follows:

	Notional Amount (000)	Value	Unrealized Depreciation

Pay to broker the difference between 3-month LIBOR and a floor of 4.80%	$75,000	$(3,284,025)	$(2,454,025)
Broker Goldman Sachs Bank USA Expires 3/19/11
Pay to broker the difference between 3-month LIBOR and a floor of 5.50%
Broker Citibank NA Expires 9/17/11	$25,000	(2,048,425)	(1,569,258)

Total		$(5,332,450)	$(4,023,283)

•	Financial futures contracts purchased as of February 28, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

71	5-Year U.S. Treasury Bond	June 2010	$8,186,789	$44,774
82	10-Year U.S. Treasury Bond	March 2010	$9,723,404	26,908
88	30-Year U.S. Treasury Bond	June 2010	$10,827,162	19,182

Total				$90,864

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Financial futures contracts sold as of February 28, 2010 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

214	2-Year U.S. Treasury Bond	June 2010	$46,500,012	$(31,613)
82	10-Year U.S. Treasury Bond	March 2010	9,668,119	(82,194)
281	10-Year U.S. Treasury Bond	June 2010	32,771,029	(242,080)
195	30-Year U.S. Treasury Ultra Bond	June 2010	22,698,072	(250,991)
168	EuroDollar Futures	March 2010	41,712,988	(175,712)
78	EuroDollar Futures	June 2010	19,422,211	(9,539)
78	EuroDollar Futures	September 2010	19,374,950	(24,625)
78	EuroDollar Futures	December 2010	19,309,175	(33,850)
55	EuroDollar Futures	March 2011	13,566,807	(25,068)
55	EuroDollar Futures	June 2011	13,515,220	(25,780)
55	EuroDollar Futures	September 2011	13,465,995	(25,505)
55	EuroDollar Futures	December 2011	13,419,245	(24,818)

Total				$(951,775)

•	Interest rate swaps outstanding as of February 28, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

4.32% (a)	3-month LIBOR	UBS AG	September 2010	$12,000	$248,466
1.45% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2011	$20,000	(217,433)
4.88% (a)	3-month LIBOR	UBS AG	March 2015	$25,000	2,752,154
4.87% (a)	3-month LIBOR	Goldman Sachs Bank USA	January 2016	$5,500	607,207
2.81% (a)	3-month LIBOR	Citibank NA	February 2016	$20,000	(79,303)
5.72% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2016	$5,400	867,278
5.51% (a)	3-month LIBOR	Bank of America NA	August 2017	$159,147	24,171,972
5.88% (b)	3-month LIBOR	Deutsche Bank AG	June 2018	$31,930	(5,241,714)
4.55% (b)	3-month LIBOR	Citibank NA	September 2018	$98,400	(8,068,506)
4.31% (b)	3-month LIBOR	Deutsche Bank AG	October 2018	$66,000	(4,227,051)
3.17% (a)	3-month LIBOR	Bank of America NA	March 2019	$4,700	(139,295)
3.09% (b)	3-month LIBOR	Deutsche Bank AG	March 2019	$25,700	881,622
2.88% (a)	3-month LIBOR	Deutsche Bank AG	April 2019	$39,700	(2,110,279)
3.23% (b)	3-month LIBOR	Deutsche Bank AG	May 2019	$2,800	75,785
3.90% (b)	3-month LIBOR	Barclays Bank Plc	June 2019	$20,000	(540,818)
3.55% (b)	3-month LIBOR	Deutsche Bank AG	August 2019	$15,000	(96,429)
5.49% (b)	3-month LIBOR	JPMorgan Chase Bank NA	October 2019	$5,400	(644,025)
3.67% (a)	3-month LIBOR	Deutsche Bank AG	December 2019	$4,600	8,949
5.67% (b)	3-month LIBOR	Citigroup Global Markets, Inc.	January 2020	$12,400	(1,500,191)
3.88% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2020	$7,600	149,539
3.71% (b)	3-month LIBOR	Deutsche Bank AG	February 2020	$9,200	(33,142)
5.41% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	$9,565	1,429,176

Total					$8,293,962

	(a)	Pays floating interest rate and receives fixed rate.

	(b)	Pays fixed interest rate and receives floating rate.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	67

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 28, 2010 in determining the fair valuation of the Trust’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	—	$10,908,897	$4,855,618	$15,764,515
Non-Agency Mortgage-Backed Securities	—	33,216,132	19,403,925	52,620,057
U.S. Government Sponsored Agency Securities	—	784,082,026	9,958,772	794,040,798
U.S. Treasury Obligations	—	44,933,756	—	44,933,756

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Short-Term Securities:
Money Market Funds	$209,674,729	—	—	$209,674,729
Borrowed Bond Agreements	—	$5,362,500	—	5,362,500
Liabilities:
Borrowed Bonds	—	(5,393,438)	—	(5,393,438)
TBA Sale Commitment	—	(115,829,765)	—	(115,829,765)

Total	$209,674,729	$757,280,108	$34,218,315	$1,001,173,152

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$90,864	$31,969,535	—	$32,060,399
Liabilities	(951,775)	(24,445,993)	$(17,108,391)	(42,506,159)

Total	$(860,911)	$7,523,542	$(17,108,391)	$(10,445,760)

[1]

Other financial instruments are swaps, financial futures contracts, interest rate floors, TALF loans and options. Financial futures contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and interest rate floors, TALF loans and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Securities

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total

Balance, as of August 31, 2009	$3,536,160	$582,709	$21,006,613	$14,122,541	$39,248,023
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	—	76,570	1,295,658	1,372,228
Change in unrealized appreciation/depreciation[2]	1,293,115	17,928	133,141	(1,375,174)	69,010
Net purchases (sales)	—	(600,637)	(1,791,555)	(4,084,253)	(6,476,445)
Net transfers in/out of Level	26,343	—	(20,844)	—	5,499

Balance, as of February 28, 2010	$4,855,618	—	$19,403,925	$9,958,772	$34,218,315

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $1,420,026.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	$(7,202,331)
Accrued discounts/premiums	—
Realized gain (loss)	149,000
Change in unrealized appreciation/depreciation	1,720,881
Net purchases (sales)	—
Net transfers in/out of Level 3	$(11,775,941)

Balance, as of February 28, 2010	$(17,108,391)

[3]	Other financial instruments are interest rate floors and TALF loans.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments February 28, 2010 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Building Products — 0.6%
Masonite Worldwide Holdings (a)		13,686	$574,812

Construction Materials — 0.0%
Nortek, Inc. (a)		450	16,650

Machinery — 0.1%
Accuride Corp. (a)		36,000	46,800

Media — 0.0%
Adelphia Recovery Trust (a)		396,568	10,311

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (a)		2,590	10,101

Total Common Stocks — 0.7%			658,674

Corporate Bonds	Par (000)

Air Freight & Logistics — 0.3%
Park-Ohio Industries, Inc., 8.38%, 11/15/14	USD	300	243,000

Airlines — 0.5%
American Airlines Pass Through Trust, Series 2001-02, 7.86%, 4/01/13		190	191,425
Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20		71	63,401
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		200	206,000

			460,826

Auto Components — 0.7%
Delphi International Holdings Unsecured, 12.00%, 10/06/14		17	16,993
The Goodyear Tire & Rubber Co.:
7.86%, 8/15/11		335	346,725
8.63%, 12/01/11		300	311,250

			674,968

Automobiles — 1.2%
DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12		1,000	1,091,721

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		270	275,638

Building Products — 1.0%
Associated Materials LLC, 9.88%, 11/15/16		170	180,200
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		290	290,000
CPG International I, Inc., 10.50%, 7/01/13		150	147,000
Goodman Global Group, Inc., 12.34%, 12/15/14 (b)(c)		100	58,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		250	253,750

			928,950

Capital Markets — 3.0%
Credit Suisse AG, 5.40%, 1/14/20		775	778,377
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (c)(d)		100	152,000
Macquarie Group Ltd., 6.00%, 1/14/20 (b)		275	266,766
Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		306	183,983
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(e)		131	29,031
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(e)		85	14,729
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	330,808
Morgan Stanley:
5.63%, 9/23/19		600	594,893
5.50%, 1/26/20		425	416,341

			2,766,928

Corporate Bonds	Par (000)		Value

Chemicals — 2.7%
American Pacific Corp., 9.00%, 2/01/15	USD	180	$177,750
Ames True Temper, Inc., 4.25%, 1/15/12 (f)		350	327,250
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		85	88,187
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		670	626,450
Hexion U.S. Finance Corp., 9.75%, 11/15/14		115	108,675
Huntsman International LLC, 5.50%, 6/30/16 (b)		215	189,200
Innophos, Inc., 8.88%, 8/15/14		980	1,006,950

			2,524,462

Commercial Banks — 0.8%
Lloyds TSB Bank Plc, 5.80%, 1/13/20 (b)		300	290,296
Standard Chartered Plc, 5.50%, 11/18/14 (b)		450	487,856

			778,152

Commercial Services & Supplies — 2.2%
ACCO Brands Corp., 10.63%, 3/15/15 (b)		95	103,265
DI Finance, Series B, 9.50%, 2/15/13		524	527,930
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		240	256,800
Waste Services, Inc., 9.50%, 4/15/14		550	565,125
West Corp.:
9.50%, 10/15/14		75	74,438
11.00%, 10/15/16		535	536,337

			2,063,895

Communications Equipment — 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20 (b)		35	35,700
Harris Corp., 6.38%, 6/15/19		175	193,502

			229,202

Construction Materials — 0.5%
Nortek, Inc., 11.00%, 12/01/13		452	474,599

Consumer Finance — 2.6%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		260	258,700
Ford Motor Credit Co. LLC:
5.50%, 6/15/11 (f)		1,600	1,614,000
7.80%, 6/01/12		250	252,642
8.00%, 12/15/16		240	240,993

			2,366,335

Containers & Packaging — 2.4%
Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		180	173,250
Berry Plastics Holding Corp., 8.88%, 9/15/14		45	43,313
Crown Americas LLC, 7.75%, 11/15/15		250	258,125
Graphic Packaging International, Inc., 9.50%, 6/15/17		250	262,500
Impress Holdings BV, 3.38%, 9/15/13 (b)(f)		260	242,450
Pregis Corp., 12.38%, 10/15/13		565	560,762
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	190	253,540
7.75%, 11/15/19		180	243,873
Solo Cup Co., 10.50%, 11/01/13	USD	195	204,262

			2,242,075

Diversified Financial Services — 7.0%
Bank of America Corp.:
6.50%, 8/01/16		750	806,221
7.63%, 6/01/19		280	316,639
CIT Group Funding Co. of Delaware LLC:
10.25%, 5/01/13		107	110,572
10.25%, 5/01/16		108	110,483
10.25%, 5/01/17		295	301,917
CIT Group, Inc.:
7.00%, 5/01/16		64	56,206
7.00%, 5/01/17		1,574	1,390,948

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	69

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
Citigroup, Inc., 8.13%, 7/15/39	USD	200	$226,210
GMAC LLC:
6.88%, 9/15/11		200	200,000
2.45%, 12/01/14 (f)		130	111,214
6.75%, 12/01/14		1,020	981,597
8.30%, 2/12/15 (b)		920	928,050
8.00%, 11/01/31		390	359,775
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		550	556,875

			6,456,707

Diversified Telecommunication Services — 5.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		155	148,800
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	392,678
GCI, Inc., 8.63%, 11/15/19 (b)		400	406,500
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		250	267,500
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		1,425	1,439,250
Qwest Corp., 8.38%, 5/01/16		270	295,650
Verizon New England, Inc., 6.50%, 9/15/11		2,000	2,130,014
Windstream Corp.:
8.13%, 8/01/13		90	93,600
8.63%, 8/01/16		110	111,925

			5,285,917

Electric Utilities — 1.5%
Elwood Energy LLC, 8.16%, 7/05/26		25	24,173
Intergen NV, 9.00%, 6/30/17 (b)		155	158,100
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,183,250

			1,365,523

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		120	124,200

Energy Equipment & Services — 1.3%
Compagnie Générale de Géophysique-Veritas:
7.50%, 5/15/15		65	63,700
7.75%, 5/15/17		70	68,600
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		740	736,300
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		255	270,300
North American Energy Partners, Inc., 8.75%, 12/01/11		65	64,675

			1,203,575

Food & Staples Retailing — 0.5%
Duane Reade, Inc., 11.75%, 8/01/15		70	88,200
Rite Aid Corp.:
9.75%, 6/12/16		170	181,475
10.25%, 10/15/19		195	206,213

			475,888

Food Products — 1.4%
Kraft Foods, Inc.:
6.13%, 8/23/18		250	275,575
5.38%, 2/10/20		1,000	1,034,585

			1,310,160

Health Care Equipment & Supplies — 1.5%
CareFusion Corp., 6.38%, 8/01/19		425	467,081
DJO Finance LLC:
10.88%, 11/15/14		650	695,500
10.88%, 11/15/14 (b)		230	246,100

			1,408,681

Corporate Bonds		Par (000)	Value

Health Care Providers & Services — 2.6%
Community Health Systems, Inc., Series WI, 8.88%, 7/15/15	USD	95	$98,325
HCA, Inc., 9.13%, 11/15/14		335	352,169
LifePoint Hospitals, Inc., 3.50%, 5/15/14 (c)		40	36,650
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		555	581,362
10.00%, 5/01/18		225	247,500
8.88%, 7/01/19		90	94,950
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,001,182

			2,412,138

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	759,000

Hotels, Restaurants & Leisure — 2.1%
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(g)		166	9,960
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		400	415,000
Icahn Enterprises LP (b):
7.75%, 1/15/16		200	188,000
8.00%, 1/15/18		860	808,400
MGM Mirage:
13.00%, 11/15/13		95	108,300
10.38%, 5/15/14 (b)		195	206,700
Pinnacle Entertainment, Inc., 8.63%, 8/01/17 (b)		245	232,750
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)		50	31

			1,969,141

Household Durables — 1.3%
Beazer Homes USA, Inc.:
12.00%, 10/15/17 (b)		280	312,200
4.63%, 6/15/24 (d)		125	120,625
KB Home:
6.38%, 8/15/11		14	14,245
9.10%, 9/15/17		90	93,375
Standard Pacific Corp.:
6.25%, 4/01/14		40	36,000
7.00%, 8/15/15		55	49,500
10.75%, 9/15/16		565	589,012

			1,214,957

Household Products — 0.1%
Libbey Glass, Inc., 10.00%, 2/15/15 (b)		50	51,750

Independent Power Producers & Energy Traders — 1.4%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		250	270,938
AES Ironwood LLC, 8.86%, 11/30/25		94	92,206
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		515	521,437
Energy Future Holdings Corp.:
11.25%, 11/01/17 (e)		59	41,230
10.00%, 1/15/20 (b)		245	249,900
NRG Energy, Inc., 7.25%, 2/01/14		125	125,938

			1,301,649

Industrial Conglomerates — 1.4%
Sequa Corp. (b):
11.75%, 12/01/15		460	450,800
13.50%, 12/01/15 (e)		854	856,395

			1,307,195

Insurance — 1.0%
Lincoln National Corp., 8.75%, 7/01/19		575	693,292
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		250	268,299

			961,591

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Internet & Catalog Retail — 0.2%
NetFlix, Inc., 8.50%, 11/15/17	USD	135	$141,413

Internet Software & Services — 0.2%
Equinix, Inc., 8.13%, 3/01/18 (h)		160	160,000

IT Services — 0.7%
First Data Corp.:
9.88%, 9/24/15		5	4,325
11.25%, 3/31/16		350	287,000
iPayment, Inc., 9.75%, 5/15/14		175	152,687
iPayment Investors LP, 11.63%, 7/15/14 (b)(e)		204	163,510

			607,522

Leisure Equipment & Products — 1.0%
Brunswick Corp., 11.25%, 11/01/16 (b)		740	823,250
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		105	108,938

			932,188

Machinery — 1.3%
AGY Holding Corp., 11.00%, 11/15/14		220	176,000
Accuride Corp., 7.50%, 2/26/20 (d)(e)		2	3,151
Navistar International Corp.:
3.00%, 10/15/14 (d)		190	194,275
8.25%, 11/01/21		400	406,000
Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		440	381,700

			1,161,126

Marine — 0.9%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)		595	492,362
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		190	193,325
Trico Shipping AS, 11.88%, 11/01/14 (b)		125	121,094

			806,781

Media — 12.4%
Affinion Group, Inc., 10.13%, 10/15/13		810	818,100
CCH II LLC, 13.50%, 11/30/16		289	341,888
CCO Holdings LLC, 8.75%, 11/15/13		60	60,900
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		40	800
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17 (b)		1,583	1,625,452
DISH DBS Corp., 7.00%, 10/01/13		201	205,523
Gannett Co., Inc., 8.75%, 11/15/14 (b)		380	397,575
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)		145	145,363
Network Communications, Inc., 10.75%, 12/01/13		325	149,500
News America, Inc., 6.20%, 12/15/34		1,500	1,511,211
Nielsen Finance LLC, 10.00%, 8/01/14		435	451,312
Rainbow National Services LLC (b):
8.75%, 9/01/12		210	214,200
10.38%, 9/01/14		1,455	1,529,569
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	317	399,574
TCI Communications, Inc., 7.88%, 2/15/26	USD	1,000	1,151,574
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		925	842,906
Time Warner Cable, Inc., 6.75%, 6/15/39		400	424,989
UPC Germany GmbH (b):
8.13%, 12/01/17	EUR	410	488,807
9.63%, 12/01/19		375	515,727
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	200	208,000

			11,482,970

Metals & Mining — 3.2%
Aleris International, Inc., 10.00%, 12/15/16 (a)(g)		315	6,694
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		285	285,000
7.38%, 2/15/16		95	88,588
FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		390	434,850

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
GoldCorp., Inc., 2.00%, 8/01/14 (b)(d)	USD	70	$78,400
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		465	466,162
Murray Energy Corp., 10.25%, 10/15/15 (b)		320	320,400
New World Resources NV, 7.38%, 5/15/15	EUR	65	78,772
Newmont Mining Corp., 5.13%, 10/01/19	USD	225	227,178
Novelis, Inc., 11.50%, 2/15/15		275	292,187
Steel Dynamics, Inc., 7.38%, 11/01/12		145	147,538
Teck Resources Ltd.:
10.25%, 5/15/16		130	155,025
10.75%, 5/15/19		290	356,700

			2,937,494

Multi-Utilities — 0.4%
DTE Energy Co., 7.05%, 6/01/11		250	264,900
Dominion Resources, Inc., 5.70%, 9/17/12		100	109,073

			373,973

Multiline Retail — 0.9%
Dollar General Corp., 11.88%, 7/15/17 (e)		590	685,875
Saks, Inc., 9.88%, 10/01/11		115	119,313

			805,188

Oil, Gas & Consumable Fuels — 6.2%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		125	129,375
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		425	478,125
10.75%, 2/01/18		25	27,063
Berry Petroleum Co., 8.25%, 11/01/16		100	100,250
Bill Barrett Corp., 9.88%, 7/15/16		100	105,875
Chesapeake Energy Corp.:
6.38%, 6/15/15		45	43,538
2.25%, 12/15/38 (c)		275	204,187
ConocoPhillips, 6.00%, 1/15/20		150	167,632
Crosstex Energy LP, 8.88%, 2/15/18 (b)		365	370,475
Denbury Resources, Inc., 8.25%, 2/15/20		315	326,025
Encore Acquisition Co., 6.00%, 7/15/15		30	30,225
Forest Oil Corp., 7.25%, 6/15/19		150	147,000
Massey Energy Co., 3.25%, 8/01/15 (d)		770	693,000
Niska Gas US LLC, 8.88%, 3/15/18 (h)		755	755,000
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		505	513,837
Petrobras International Finance Co.:
5.88%, 3/01/18		200	205,540
7.88%, 3/15/19		100	115,165
6.88%, 1/20/40		25	25,465
Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16		700	675,500
Sabine Pass LNG LP, 7.50%, 11/30/16		305	267,637
Whiting Petroleum Corp.:
7.25%, 5/01/12		15	15,075
7.25%, 5/01/13		300	303,000

			5,698,989

Paper & Forest Products — 4.3%
Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		145	149,350
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		160	177,600
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		355	374,525
Glatfelter, 7.13%, 5/01/16 (b)		80	76,800
International Paper Co., 7.30%, 11/15/39		225	239,855
NewPage Corp.:
10.00%, 5/01/12		220	126,500
11.38%, 12/31/14		2,280	2,177,400
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		140	147,000
4.00%, 8/01/14 (f)		626	505,495

			3,974,525

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	71

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Pharmaceuticals — 1.7%
Elan Corp. Plc, 8.75%, 10/15/16 (b)	USD	285	$276,450
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	385	484,920
Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)	USD	225	232,875
Wyeth, 6.50%, 2/01/34		500	561,721

			1,555,966

Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., 5.65%, 9/15/11		500	390,000

Road & Rail — 0.6%
Canadian National Railway Co., 6.90%, 7/15/28		500	573,935

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		295	298,688

Software — 0.1%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(e)		76	1,520
JDA Software Group, Inc., 8.00%, 12/15/14 (b)		64	65,920

			67,440

Specialty Retail — 1.8%
General Nutrition Centers, Inc., 10.75%, 3/15/15		175	176,969
Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(i)		50	39,125
Limited Brands, Inc., 8.50%, 6/15/19		320	342,800
Sonic Automotive, Inc., Series B, 8.63%, 8/15/13		1,100	1,102,750

			1,661,644

Textiles, Apparel & Luxury Goods — 0.4%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	200	273,693
Quiksilver, Inc., 6.88%, 4/15/15	USD	100	85,250

			358,943

Tobacco — 0.1%
Altria Group, Inc., 9.25%, 8/06/19		105	130,059

Wireless Telecommunication Services — 3.4%
Cricket Communications, Inc.:
9.38%, 11/01/14		135	134,325
10.00%, 7/15/15		310	313,875
7.75%, 5/15/16		530	538,613
Digicel Group Ltd. (b):
8.88%, 1/15/15		570	544,350
9.13%, 1/15/15 (e)		439	428,025
iPCS, Inc., 2.37%, 5/01/13 (f)		20	18,400
MetroPCS Wireless, Inc., 9.25%, 11/01/14		835	832,912
Nextel Communications, Inc.:
6.88%, 10/31/13		210	201,600
5.95%, 3/15/14		30	27,225
Sprint Capital Corp., 6.88%, 11/15/28		200	151,500

			3,190,825

Total Corporate Bonds — 88.6%			82,038,492

Floating Rate Loan Interests (f)

Aerospace & Defense — 0.1%
Hawker Beechcraft Acquisition Co., New Term Loan, 10.50%, 3/26/14		100	91,084

Auto Components — 1.2%
Allison Transmission, Inc., Term Loan, 2.98% – 3.00%, 8/07/14		1,079	988,041
Dana Holding Corp., Term Advance, 4.48% – 6.50%, 1/30/15		142	137,745

			1,125,786

Floating Rate Loan Interests (f)		Par (000)	Value

Automobiles — 2.7%
Ford Motor Co., Tranche B-1 Term Loan, 3.24% – 3.26%, 12/15/13	USD	2,671	$2,495,068

Chemicals — 0.2%
Solutia Inc., Loan, 7.25%, 2/28/14		148	149,397

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 13.00%, 12/14/17		750	750,000

Consumer Finance — 0.8%
Chrysler Financial Corp., Return of Capital, 8/03/12		375	361,406
DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24% – 6.25%, 8/03/12		405	399,685

			761,091

Food & Staples Retailing — 0.6%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		500	518,000

Independent Power Producers & Energy Traders — 1.9%
Dynegy Holdings Inc.:
Letter of Credit Facility Term Loan, 3.98%, 4/02/13		166	161,585
Tranche B Term Loan, 3.98%, 4/02/13		9	9,080
NRG Energy, Inc.:
Credit-Linked Deposit, 0.15% – 1.85%, 2/01/13		82	79,383
Term Loan, 1.97% – 2.00%, 2/01/13		140	135,109
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.73% – 3.75%, 10/10/14		992	797,754
Initial Tranche B-2 Term Loan, 3.73% – 3.75%, 10/10/14		739	593,979

			1,776,890

Machinery — 0.2%
Accuride Corp., Term Advance, 10.00%, 1/31/12		225	224,531

Media — 1.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		493	487,575
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		500	534,375
Worldcolor Press Inc. and Worldcolor (USA) Corp. (fka Quebecor World, Inc.), Advance, 9.00%, 7/23/12		199	201,271

			1,223,221

Multiline Retail — 0.1%
The Neiman Marcus Group Inc., Term Loan, 2.26%, 4/06/13		49	44,143

Specialty Retail — 0.1%
Claire’s Stores Inc., Term B Loan, 3.00%, 5/29/14		114	94,554

Total Floating Rate Loan Interests — 10.0%			9,253,765

Foreign Agency Obligations

Qatar Government International Bond, 4.00%, 1/20/15 (b)		200	202,000
Republic of Indonesia, 5.88%, 3/13/20 (b)		200	206,750

Total Foreign Agency Obligations — 0.4%			408,750

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Other Interests (j)	Beneficial Interest (000)			Value

Auto Components — 1.5%
Delphi DIP Holding Co. LLP, Class B, Membership Interests	USD	—	(k)	$1,404,053

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.		—	(k)	191

Media — 0.0%
Adelphia Recovery Trust Escrow (a)		400		5,040

Total Other Interests — 1.5%				1,409,284

Preferred Securities

Capital Trusts		Par (000)

Commercial Banks — 0.9%
Barclays Bank Plc, 8.55%, (b)(f)(l)		650		633,750
USB Capital XIII Trust, 6.63%, 12/15/39		225		223,668

				857,418

Consumer Finance — 0.3%
Capital One Capital V, 10.25%, 8/15/39		215		243,862

Total Capital Trusts — 1.2%				1,101,280

Preferred Stocks		Shares

Diversified Financial Services — 0.2%
GMAC, Inc. (b)		250		176,945

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (a)(b)		9,328		—

Specialty Retail — 0.1%
Lazydays RV Center, Inc. (a)		55		54,912

Total Preferred Stocks — 0.3%				231,857

Total Preferred Securities — 1.5%				1,333,137

Warrants (m)

Construction & Engineering — 0.0%
Safway US LLC (expires 12/14/17)		138		—

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19)		10,660		—

Total Warrants — 0.0%				—

Total Long-Term Investments (Cost — $93,277,373) — 102.7%				95,102,102

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (n)(o)		110,326		110,326

Total Short-Term Securities (Cost — $110,326) — 0.1%				110,326

Options Purchased	Contracts	Value

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price $942.86, Expires 12/01/19, Broker Goldman Sachs Bank USA	6	$1,140

Total Options Purchased (Cost — $5,867) — 0.0%		1,140

Total Investments (Cost — $93,393,566*) — 102.8%		95,213,568
Liabilities in Excess of Other Assets — (2.8)%		(2,554,969)

Net Assets — 100.0%		$92,658,599

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$93,529,553

Gross unrealized appreciation	$4,629,588
Gross unrealized depreciation	(2,945,573)

Net unrealized appreciation	$1,684,015

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Convertible security.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Citigroup Global	$160,000	—
Morgan Stanley Capital Services, Inc.	$755,000	—

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(4,045,560)	$1,701

(o)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	73

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Financial futures contracts purchased as of February 28,2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

62	10-Year U.S. Treasury Bond	June 2010	$7,189,519	$94,512
2	30-Year U.S. Treasury Bond	June 2010	$231,645	3,730

Total				$98,242

•	Foreign currency exchange contracts as of February 28,2010 were as follows:

Currency Purchased		Currency Sold		Counter-party	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	474,000	USD	646,677	Citibank NA	3/03/10	$(1,258)
USD	3,123,966	EUR	2,191,500	Citibank NA	3/24/10	140,039

Total						$138,781

•	Credit default swaps on single-name issues — buy protection outstanding as of February 28, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	500	$(5,203)
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	440	(15,114)
Brunswick Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2016	USD	500	4,470

Total						$(15,847)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the face value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of February 2010 in determining the investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$585,123	$46,800	$26,751	$658,674
Corporate Bonds	—	82,020,698	17,794	82,038,492
Floating Rate Loan Interests	—	5,289,927	3,963,838	9,253,765
Foreign Agency Obligations	—	408,750	—	408,750
Other Interests	—	5,040	1,404,244	1,409,284
Preferred Securities	—	1,278,225	54,912	1,333,137
Short-Term Securities	110,326	—	—	110,326

Total	$695,449	$89,049,440	$5,467,539	$95,212,428

	Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$98,242	$145,649	—	$243,891
Liabilities	—	(21,575)	$(21,577)	(43,152)

Total	$98,242	$124,074	$(21,577)	$200,739

[1]

Other financial instruments are swaps, financial futures contracts, unfunded loan commitments and options. Swap, unfunded loan commitments and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument, options are shown at value.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities

Valuation Inputs	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interest	Preferred Securities	Total

Balance, as of August 31, 2009	—	$804,535	$3,501,727	$191	—	$4,306,453
Accrued discounts/ premiums	—	—	—	—	—	—
Realized gain (loss)	—	(1,674)	94,684	—	—	93,010
Change in unrealized appreciation/depreciation[2]	—	1,325,181	(237,776)	—	—	1,087,405
Net purchases (sales)	—	(1,594,781)	1,363,994	—	—	(230,787)
Net transfers in/out of Level 3	$26,751	(515,467)	(758,791)	1,404,053	$54,912	211,458

Balance, as of February 28, 2010	$26,751	$17,794	$3,963,838	$1,404,244	$54,912	$5,467,539

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2010 was $38,484.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	$(123,220)
Accrued discounts/premiums	—
Realized gain (loss)	(2,512)
Change in unrealized appreciation/depreciation	(37,362)
Net purchases (sales)	163,094
Net transfers in/out of Level 3	(21,577)

Balance, as of February 28, 2010	$(21,577)

[3]	Other financial instruments are interest rate floors and unfunded loan commitments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	75

Statements of Assets and Liabilities

February 28, 2010 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)	BlackRock High Income Shares (HIS)	BlackRock High Yield Trust (BHY)

Assets

Investments at value — unaffiliated[1]	$565,778,590	$462,334,454	$479,529,334	$137,324,644	$47,808,348
Investments at value — affiliated[2]	116,959	4,339,566	3,355,746	1,479,980	1,781,022
Unrealized appreciation on foreign currency exchange contracts	782,895	2,199,139	2,300,529	276,678	—
Unrealized appreciation on swaps	2,111,122	7,679	9,795	—	—
Unrealized appreciation on unfunded loan commitments	16,468	116	116	—	—
Foreign currency at value[3]	372,136	1,282,700	1,477,451	271,628	—
Cash	818,478	—	—	357,346	220,131
Cash pledged as collateral in connection with swaps	—	—	—	—	—
Cash pledged as collateral in connection with financial futures contracts	1,239,000	—	—	—	—
TBA sale commitments receivable	51,591,977	—	—	—	—
Investments sold receivable	132,356,898	14,343,100	15,693,306	4,625,692	1,776,011
Interest receivable	6,136,172	8,484,762	8,960,042	2,760,698	931,611
Swap premiums paid	835,166	322,538	244,823	—	18,328
Swaps receivable	214,262	210,535	215,882	—	—
Margin variation receivable	182,050	—	—	—	—
Dividends receivable	—	29,028	16,000	—	1,600
Commitment fees receivable	16,575	71	67	6	—
Principal paydown receivable	2,515	409,721	327,312	149,546	57,570
Income receivable — affiliated	173	226	267	49	41
Prepaid expenses	36,064	110,991	118,055	44,382	16,805
Other assets	41,691	57,040	60,214	8,468	9,231

Total assets	762,649,191	494,131,666	512,308,939	147,299,117	52,620,698

Liabilities

Borrowed bonds[4]	19,178,736	—	—	—	—
TBA sale commitments at value[5]	51,657,494	—	—	—	—
Options written at value[6]	6,712,184	—	—	—	—
Loan payable	11,805,458	109,000,000	104,000,000	26,000,000	9,000,000
Bank overdraft	—	—	—	—	—
Unrealized depreciation on swaps	3,064,948	629,247	510,410	—	9,702
Unrealized depreciation on foreign currency exchange contracts	7,052	25,648	28,448	—	—
Unrealized depreciation on unfunded loan commitments	—	170,722	87,781	4,922	9,722
Interest rate floors at value	—	—	—	—	—
Reverse repurchase agreements	148,650,609	—	—	—	—
Cash held as collateral in connection with swaps	—	—	—	—	—
Investments purchased payable	169,009,615	13,411,989	16,769,331	4,372,327	1,145,885
Swaps premiums received	—	—	—	—	—
Swaps payable	475,093	59,199	56,744	—	1,769
Margin variation payable	—	—	—	—	—
Investment advisory fees payable	219,285	215,689	258,019	79,719	40,664
Interest expense payable	92,719	173,593	164,076	41,331	19,349
Income dividends payable	44,523	84,550	92,586	31,793	5,620
Officer’s and Trustees’ fees payable	43,093	50,508	53,056	9,751	9,585
Deferred income	16,468	—	—	—	—
Administration fees payable	—	—	—	—	3,884
Other affiliates payable	1,346	1,316	1,162	400	—
Other accrued expenses payable	86,728	160,706	168,465	125,453	80,255
Other liabilities	363,231	—	—	—	—

Total liabilities	411,428,582	123,983,167	122,190,078	30,665,696	10,326,435

Net Assets	$351,220,609	$370,148,499	$390,118,861	$116,633,421	$42,294,263

[1] Investments at cost — unaffiliated	$558,317,321	$469,959,557	$488,544,841	$140,434,885	$49,911,662

[2] Investments at cost — affiliated	$116,959	$4,339,566	$3,355,746	$1,479,980	$1,781,022

[3] Foreign currency at cost	$374,318	$1,278,020	$1,473,579	$276,832	—

[4] Proceeds from borrowed bonds	$18,909,571	—	—	—	—

[5] Proceeds from TBA sale commitments	$51,591,977	—	—	—	—

[6] Premiums received	$8,941,330	—	—	—	—

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

February 28, 2010 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)

Assets

Investments at value — unaffiliated[1]	$596,211,999	$913,499,013	$95,103,242
Investments at value — affiliated[2]	—	209,674,729	110,326
Unrealized appreciation on foreign currency exchange contracts	571,797	—	140,039
Unrealized appreciation on swaps	6,445,305	31,192,148	4,470
Unrealized appreciation on unfunded loan commitments	—	—	—
Foreign currency at value[3]	375,886	—	70,840
Cash	—	5,734	459,444
Cash pledged as collateral in connection with swaps	236,000	1,100,000	—
Cash pledged as collateral in connection with financial futures contracts	—	—	130,000
TBA sale commitments receivable	108,949,059	116,021,457	—
Investments sold receivable	102,456,858	253,202,857	2,480,138
Interest receivable	5,410,190	2,696,933	1,661,261
Swap premiums paid	580,520	—	149,040
Swaps receivable	762,302	2,312,557	—
Margin variation receivable	190,556	—	22,813
Dividends receivable	—	—	—
Commitment fees receivable	—	—	—
Principal paydown receivable	2,282	93,661	85,364
Income receivable — affiliated	267	332	30
Prepaid expenses	36,824	36,646	7,652
Other assets	64,482	1,761,917	7,506

Total assets	822,294,327	1,531,597,984	100,432,165

Liabilities

Borrowed bonds[4]	28,022,765	5,393,438	—
TBA sale commitments at value[5]	109,000,650	115,829,765	—
Options written at value[6]	5,952,351	1,547,807	—
Loan payable	11,805,458	11,775,941	—
Bank overdraft	615,885	—	—
Unrealized depreciation on swaps	3,221,880	22,898,186	20,317
Unrealized depreciation on foreign currency exchange contracts	7,061	—	1,258
Unrealized depreciation on unfunded loan commitments	—	—	21,577
Interest rate floors at value	—	5,332,450	—
Reverse repurchase agreements	123,522,005	—	5,407,969
Cash held as collateral in connection with swaps	—	—	—
Investments purchased payable	188,698,007	892,688,349	2,180,182
Swaps premiums received	—	1,242,611	—
Swaps payable	579,902	4,368,199	10,578
Margin variation payable	—	261,965	—
Investment advisory fees payable	158,481	222,633	50,735
Interest expense payable	65,829	56,211	873
Income dividends payable	50,793	50,918	11,472
Officer’s and Trustees’ fees payable	66,180	82,074	8,905
Deferred income	—	—	—
Administration fees payable	26,443	53,918	—
Other affiliates payable	—	—	705
Other accrued expenses payable	101,937	140,965	58,995
Other liabilities	538,740	237,840	—

Total liabilities	472,434,367	1,062,183,270	7,773,566

Net Assets	$349,859,960	$469,414,714	$92,658,599

[1] Investments at cost — unaffiliated	$591,021,417	$915,619,521	$93,283,240

[2] Investments at cost — affiliated	—	$209,674,729	$110,326

[3] Foreign currency at cost	$379,762	—	$70,818

[4] Proceeds from borrowed bonds	$27,619,845	$5,309,863	—

[5] Proceeds from TBA sale commitments	$108,949,059	$116,021,457	—

[6] Premiums received	$7,234,066	$1,358,915	—

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	77

Statements of Assets and Liabilities (concluded)

February 28, 2010 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)	BlackRock High Income Shares (HIS)	BlackRock High Yield Trust (BHY)

Net Assets Consist of

Paid-in capital[7,8,9]	$378,671,939	$469,820,161	$505,022,200	$287,354,813	$71,941,565
Cost of shares held in treasury[10]	—	—	—	—	—
Undistributed (distributions in excess of) net investment income	4,869,821	(16,226)	884,015	1,387,017	(171,765)
Accumulated net realized loss	(40,966,157)	(93,399,950)	(108,437,625)	(169,261,839)	(27,353,552)
Net unrealized appreciation/depreciation	8,645,006	(6,255,486)	(7,349,729)	(2,846,570)	(2,121,985)

Net Assets	$351,220,609	$370,148,499	$390,118,861	$116,633,421	$42,294,263

Net asset value	$13.00	$11.24	$11.06	$2.14	$6.58

[7] Par value per share	$0.001	$0.100	$0.100	—	$0.001

[8] Shares outstanding	27,023,027	32,944,087	35,286,436	54,620,873	6,427,525

[9] Shares authorized	unlimited	200 million	200 million	unlimited	unlimited

[10] Shares held in treasury	—	—	—	—	—

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

February 28, 2010 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)

Net Assets Consist of

Paid-in capital[7,8,9]	$402,924,496	$479,325,999	$98,450,652
Cost of shares held in treasury[10]	(17,377,850)	—	—
Undistributed (distributions in excess of) net investment income	3,075,310	1,688,352	792,959
Accumulated net realized loss	(47,959,432)	(12,808,122)	(8,603,399)
Net unrealized appreciation/depreciation	9,197,436	1,208,485	2,018,387

Net Assets	$349,859,960	$469,414,714	$92,658,599

Net asset value	$10.15	$7.34	$13.13

[7] Par value per share	$0.010	$0.010	$0.001

[8] Shares outstanding	34,456,370	63,942,536	7,058,402

[9] Shares authorized	200 million	200 million	unlimited

[10] Shares held in treasury	1,757,400	—	—

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	79

Statements of Operations

Six Months Ended February 28, 2010 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)	BlackRock High Income Shares (HIS)	BlackRock High Yield Trust (BHY)

Investment Income

Interest	$14,085,023	$18,544,704	$20,005,144	$6,057,329	$2,025,568
Dividends	—	79,195	16,000	14,692	1,600
Income — affiliated	3,021	2,344	4,288	1,703	1,577
Facility and other fees	123,285	421,601	498,780	182,620	45,060

Total income	14,211,329	19,047,844	20,524,212	6,256,344	2,073,805

Expenses

Investment advisory	1,356,132	1,245,258	1,515,653	482,239	240,860
Professional	54,618	62,107	62,207	44,286	33,819
Printing	51,575	24,324	26,704	27,211	9,996
Accounting services	43,673	52,480	56,147	13,374	8,459
Custodian	25,443	19,697	20,756	10,304	6,060
Officer and Trustees	21,895	22,594	24,734	6,800	3,176
Transfer agent	5,710	21,198	22,663	14,510	6,253
Registration	4,297	5,375	5,928	9,000	4,596
Borrowing costs[1]	—	190,935	200,082	60,100	25,196
Administration	—	—	—	—	22,939
Miscellaneous	61,051	39,890	40,329	25,046	22,117

Total expenses excluding interest expense	1,624,394	1,683,858	1,975,203	692,870	383,471
Interest expense	400,354	384,282	363,350	105,757	33,339

Total expenses	2,024,748	2,068,140	2,338,553	798,627	416,810
Less fees waived by advisor	(509)	(942)	(1,047)	(657)	(563)
Less fees paid indirectly	—	—	—	—	(128)

Total expenses after fees waived and paid indirectly	2,024,239	2,067,198	2,337,506	797,970	416,119

Net investment income	12,187,090	16,980,646	18,186,706	5,458,374	1,657,686

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	4,012,625	(1,423,666)	(5,705,463)	(590,001)	(1,669,683)
Financial futures contracts	221,903	—	—	—	—
Swaps	(127,952)	(677,185)	(676,124)	—	5,871
Foreign currency transactions	174,171	(490,368)	(438,915)	(99,140)	—
Options written	1,926,463	—	—	—	—
Borrowed bonds	(258,118)	—	—	—	—
Interest rate floors	—	—	—	—	—

	5,949,092	(2,591,219)	(6,820,502)	(689,141)	(1,663,812)

Net change in unrealized appreciation/depreciation on:
Investments	6,019,870	50,151,239	52,722,955	15,151,699	6,864,519
Financial futures contracts	(992,477)	—	—	—	—
Swaps	64,400	2,575,277	506,226	—	(13,644)
Foreign currency transactions	776,450	453,929	2,721,272	373,353	—
Options written	4,104,451	—	—	—	—
Unfunded loan commitments	16,468	(170,606)	(87,665)	(4,922)	(9,722)
Borrowed bonds	(269,165)	—	—	—	—
Interest rate floors	—	—	—	—	—

	9,719,997	53,009,839	55,862,788	15,520,130	6,841,153

Total realized and unrealized gain	15,669,089	50,418,620	49,042,286	14,830,989	5,177,341

Net Increase in Net Assets Resulting from Operations	$27,856,179	$67,399,266	$67,228,992	$20,289,363	$6,835,027

[1]	See Note 8 of the Notes to Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.

80	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Six Months Ended February 28, 2010 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)	BlackRock Income Trust, Inc. (BKT)	BlackRock Strategic Bond Trust (BHD)

Investment Income

Interest	$12,247,969	$7,186,699	$3,856,401
Dividends	—	—	9,081
Income — affiliated	4,472	160,353	2,066
Facility and other fees	—	—	63,887

Total income	12,252,441	7,347,052	3,931,435

Expenses

Investment advisory	1,034,284	1,495,378	336,519
Professional	58,483	50,220	26,727
Printing	55,157	75,757	14,553
Accounting services	41,133	55,789	9,059
Custodian	24,468	30,430	7,863
Officer and Trustees	24,419	32,136	5,754
Transfer agent	10,947	32,736	5,770
Registration	5,586	10,382	4,478
Borrowing costs[1]	—	—	—
Administration	172,381	345,087	—
Miscellaneous	53,740	41,780	22,528

Total expenses excluding interest expense	1,480,598	2,169,695	433,251
Interest expense	353,885	228,666	1,009

Total expenses	1,834,483	2,398,361	434,260
Less fees waived by advisor	(576)	(73,734)	(23,119)
Less fees paid indirectly	—	—	(1,393)

Total expenses after fees waived and paid indirectly	1,833,907	2,324,627	409,748

Net investment income	10,418,534	5,022,425	3,521,687

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	3,014,030	16,301,308	1,355,535
Financial futures contracts	(1,029,593)	(132,016)	(153,187)
Swaps	6,362,701	744,185	(119,009)
Foreign currency transactions	158,496	—	36,291
Options written	666,414	1,314,397	(2,512)
Borrowed bonds	(472,695)	—	—
Interest rate floors	—	(2,392,766)	—

	8,699,353	15,835,108	1,117,118

Net change in unrealized appreciation/depreciation on:
Investments	4,254,744	1,629,251	5,554,379
Financial futures contracts	(1,574,780)	(754,309)	109,425
Swaps	(4,526,508)	(1,920,863)	(120,783)
Foreign currency transactions	549,197	—	137,567
Options written	3,914,805	1,644,994	(37,363)
Unfunded loan commitments	—	—	(21,577)
Borrowed bonds	(402,920)	(83,575)	—
Interest rate floors	—	1,720,881	—

	2,214,538	2,236,379	5,621,648

Total realized and unrealized gain	10,913,891	18,071,487	6,738,766

Net Increase in Net Assets Resulting from Operations	$21,332,425	$23,093,912	$10,260,453

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	81

Statements of Changes in Net Assets

	BlackRock Core Bond Trust (BHK)		BlackRock Corporate High Yield Fund V, Inc. (HYV)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

Operations

Net investment income	$12,187,090	$21,687,724	$16,980,646	$35,228,086
Net realized gain (loss)	5,949,092	(17,850,763)	(2,591,219)	(65,434,566)
Net change in unrealized appreciation/depreciation	9,719,997	10,169,044	53,009,839	(3,440,186)

Net increase (decrease) in net assets resulting from operations	27,856,179	14,006,005	67,399,266	(33,646,666)

Dividends and Distributions to Shareholders From

Net investment income	(16,159,770)	(20,703,556)	(17,295,646)	(39,697,493)

Capital Share Transactions

Reinvestment of common dividends	—	45,125	—	—

Net Assets

Total increase (decrease) in net assets	11,696,409	(6,652,426)	50,103,620	(73,344,159)
Beginning of period	339,524,200	346,176,626	320,044,879	393,389,038

End of period	$351,220,609	$339,524,200	$370,148,499	$320,044,879

Undistributed (distributions in excess of) net investment income	$4,869,821	$8,842,501	$(16,226)	$298,774

	BlackRock High Yield Trust (BHY)		BlackRock Income Opportunity Trust (BNA)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

Operations

Net investment income	$1,657,686	$3,283,416	$10,418,534	$20,450,608
Net realized gain (loss)	(1,663,812)	(5,522,049)	8,699,353	(28,555,821)
Net change in unrealized appreciation/depreciation	6,841,153	(923,193)	2,214,538	17,777,805

Net increase (decrease) in net assets resulting from operations	6,835,027	(3,161,826)	21,332,425	9,672,592

Dividends and Distributions to Shareholders From

Net investment income	(1,677,584)	(3,522,285)	(16,573,514)	(21,085,255)
Tax return of capital	—	(118,809)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(1,677,584)	(3,641,094)	(16,573,514)	(21,085,255)

Capital Share Transactions

Reinvestment of dividends	—	42,959	—	58,090

Net Assets

Total increase (decrease) in net assets	5,157,443	(6,759,961)	4,758,911	(11,354,573)
Beginning of period	37,136,820	43,896,781	345,101,049	356,455,622

End of period	$42,294,263	$37,136,820	$349,859,960	$345,101,049

Undistributed (distributions in excess of) net investment income	$(171,765)	$(151,867)	$3,070,757	$9,230,290

See Notes to Financial Statements.

82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

	BlackRock Corporate High Yield Fund VI, Inc. (HYT)		BlackRock High Income Shares (HIS)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

Operations

Net investment income	$18,186,706	$37,172,718	$5,458,374	$10,431,902
Net realized gain (loss)	(6,820,502)	(70,303,662)	(689,141)	(17,141,802)
Net change in unrealized appreciation/depreciation	55,862,788	(2,935,241)	15,520,130	(2,717,262)

Net increase (decrease) in net assets resulting from operations	67,228,992	(36,066,185)	20,289,363	(9,427,162)

Dividends and Distributions to Shareholders From

Net investment income	(18,525,379)	(42,020,500)	(4,577,228)	(11,459,895)

Capital Share Transactions

Reinvestment of common dividends	—	—	—	—

Net Assets

Total increase (decrease) in net assets	48,703,613	(78,086,685)	15,712,135	(20,887,057)
Beginning of period	341,415,248	419,501,933	100,921,286	121,808,343

End of period	$390,118,861	$341,415,248	$116,633,421	$100,921,286

Undistributed (distributions in excess of) net investment income	$884,015	$1,222,688	$1,387,017	$505,871

	BlackRock Income Trust, Inc. (BKT)		BlackRock Strategic Bond Trust (BHD)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009

Operations

Net investment income	$5,022,425	$17,678,751	$3,521,687	$6,555,930
Net realized gain (loss)	15,835,108	54,373,285	1,117,118	(7,297,137)
Net change in unrealized appreciation/depreciation	2,236,379	(42,161,969)	5,621,648	2,434,562

Net increase (decrease) in net assets resulting from operations	23,093,912	29,890,067	10,260,453	1,693,355

Dividends and Distributions to Shareholders From

Net investment income	(9,207,725)	(18,415,450)	(3,183,339)	(6,204,335)
Tax return of capital	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(9,207,725)	(18,415,450)	(3,183,339)	(6,204,335)

Capital Share Transactions

Reinvestment of dividends	—	—	—	—

Net Assets

Total increase (decrease) in net assets	13,886,187	11,474,617	7,077,114	(4,510,980)
Beginning of period	455,528,527	444,053,910	85,581,485	90,092,465

End of period	$469,414,714	$455,528,527	$92,658,599	$85,581,485

Undistributed (distributions in excess of) net investment income	$1,688,352	$5,873,652	$792,959	$454,611

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	83

Statements of Cash Flows

Six Months Ended February 28, 2010 (Unaudited)	BlackRock Core Bond Trust (BHK)	BlackRock Corporate High Yield Fund V, Inc. (HYV)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)	BlackRock High Income Shares (HIS)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust, Inc. (BNA)

Cash Used for Operating Activities

Net increase in net assets resulting from operations	$27,856,179	$67,399,266	$67,228,992	$20,289,363	$6,835,027	$21,332,425
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(1,204,513)	(372,852)	(493,698)	(123,723)	(95,535)	(1,285,602)
Increase (decrease) in swap receivable	1,384,229	(129,922)	(129,638)	—	—	3,217,620
Increase (decrease) in margin variation receivable	74,950	—	—	—	—	71,069
Increase (decrease) in dividends receivable	—	(29,028)	(16,112)	5,000	(1,600)	—
Decrease in commitment fees receivable	(16,575)	(71)	(67)	(6)	—	—
Increase (decrease) in income receivable — affiliated	43	(200)	—	(37)	23	55
Decrease in prepaid expenses	(1)	—	—	—	—	—
Decrease (increase) in other assets	2,941	(14,197)	(2,649)	176	369	9,556
Decrease (increase) in investment advisor payable	24,201	25,478	20,471	6,238	5,911	(14,537)
Decrease (increase) in interest expense payable	78,251	112,491	97,929	24,850	16,873	38,676
Decrease (increase) in administration fees payable	—	—	—	—	570	(2,397)
Decrease in other affiliates payable	32	172	(76)	64	—	—
Decrease (increase) in accrued expenses payable	(76,148)	48,483	53,548	—	(12,492)	(78,839)
Increase in swaps payable	(29,286)	(42,157)	(42,896)	—	(26)	(613,006)
Increase (decrease) in cash held as collateral in connection with swaps	(1,401,000)	—	—	—	—	(1,336,000)
Increase (decrease) in other liabilities	—	—	—	8,509	—	(2,842)
Decrease (increase) in Officer’s and Trustees’ payable	(2,647)	14,242	14,962	108	(71)	(2,333)
Net periodic and termination payments of swaps	(1,207,361)	(296,584)	(286,007)	—	11,802	3,325,954
Net realized and unrealized loss	(13,801,456)	(51,152,118)	(51,725,105)	(14,933,875)	(5,099,555)	(10,330,307)
Amortization of premium and discount on investments	(452,938)	(2,345,860)	(2,419,001)	(770,320)	(134,666)	111,042
Paid-in-kind Income	—	(711,374)	960,074	(289,374)	(100,658)	(69,702)
Premiums received from options written	10,955,575	—	—	—	—	8,381,283
Proceeds from sales and paydowns of long-term securities	1,854,670,006	180,927,152	178,273,045	60,393,570	17,347,960	2,190,532,714
Purchases of long-term securities	(1,918,991,608)	(229,208,540)	(216,443,179)	(67,273,999)	(22,320,924)	(2,250,215,626)
Net purchases of short-term investments	(17,526,537)	(2,142,475)	(1,088,492)	(229,786)	—	—
Net proceeds from sales of short-term investments	—	—	—	—	399,171	2,052,223
Premiums paid on closing options written	(10,188,594)	—	—	—	—	(7,623,118)

Cash used for operating activities	(69,852,257)	(37,918,094)	(25,997,899)	(2,893,242)	(3,147,821)	(42,501,692)

Cash Provided by Financing Activities

Cash receipts from borrowings	579,165,205	140,000,000	147,000,000	39,000,000	16,000,000	819,742,456
Cash payments from borrowings	(493,281,273)	(85,000,000)	(101,000,000)	(31,000,000)	(11,000,000)	(761,889,183)
Cash dividends paid to shareholders	(16,157,980)	(17,300,392)	(18,529,748)	(4,579,867)	(1,671,964)	(16,576,860)
Increase in custodian bank payable	—	—	—	—	—	615,885

Cash provided by financing activities	69,725,952	37,699,608	27,470,252	3,420,133	3,328,036	41,892,298

Cash Impact from Foreign Exchange Fluctuations

Cash impact from foreign exchange fluctuations	(2,199)	19,112	3,873	(8,227)	—	(3,880)

Cash

Net increase (decrease) in cash	(128,503)	(199,374)	1,476,226	518,664	180,215	(613,274)
Cash and foreign currency at beginning of period	1,319,117	1,482,074	1,225	110,310	39,916	989,160

Cash and foreign currency at end of period	$1,190,614	$1,282,700	$1,477,451	$628,974	$220,131	$375,886

Cash Flow Information

Cash paid for interest	$365,522	$271,791	$265,421	$80,907	$16,466	$315,209

          A Statement of Cash Flows is presented when a fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Period November 1, 2007 to August 31, 2008
				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.56	$12.81	$13.63	$13.82	$14.27	$15.22	$14.75

Net investment income	0.45 [1]	0.80 [1]	0.50 [1]	0.74	0.66	0.78	0.92
Net realized and unrealized gain (loss)	0.59	(0.28)	(0.69)	(0.13)	0.11	(0.37)	0.66

Net increase (decrease) from investment operations	1.04	0.52	(0.19)	0.61	0.77	0.41	1.58

Dividends and distributions from:
Net investment income	(0.60)	(0.77)	(0.61)	(0.61)	(0.93)	(1.01)	(0.86)
Net realized gain	—	—	—	—	(0.29)	(0.35)	(0.25)
Tax return of capital	—	—	(0.02)	(0.19)	—	—	—

Total dividends and distributions	(0.60)	(0.77)	(0.63)	(0.80)	(1.22)	(1.36)	(1.11)

Net asset value, end of period	$13.00	$12.56	$12.81	$13.63	$13.82	$14.27	$15.22

Market price, end of period	$12.17	$11.98	$11.51	$12.23	$12.86	$13.69	$14.02

Total Investment Return[2]

Based on net asset value	8.73%[3]	5.28%	(1.00)%[3]	5.04%	6.20%	3.18%	11.79%

Based on market price	6.72%[3]	11.76%	(0.87)%[3]	1.29%	3.07%	7.46%	11.93%

Ratios to Average Net Assets

Total expenses	1.17%[4]	1.06%	2.29%[4]	1.60%	1.08%	1.50%	1.32%

Total expenses after fees waived and paid indirectly	1.17%[4]	1.06%	2.29%[4]	1.60%	1.08%	1.50%	1.32%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.94%[4]	0.83%	0.89%[4]	0.78%	0.77%	0.85%	0.92%

Net investment income	7.07%[4]	7.09%	4.55%[4]	5.36%	4.78%	5.20%	6.20%

Supplemental Data

Net assets, end of period (000)	$351,221	$339,524	$346,177	$368,335	$373,518	$385,514	$411,163

Borrowings outstanding, end of period (000)	$160,456	$74,572	$107,690	$103,354	$3,911	$86,876	$102,474

Average borrowings outstanding, during the period (000)	$154,465	$73,467	$134,784	$44,786	$25,340	$91,130	$145,094

Portfolio turnover	268%[5]	315%[6]	598%[7]	122%	88%	220%	398%

Asset coverage, end of period per $1,000	$3,189	$5,553	$4,215	$4,564	$96,502	$5,438	$5,012

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 212%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 184%.

[7]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 337%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	85

Financial Highlights	BlackRock Corporate High Yield Fund V, Inc. (HYV)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.71	$11.94	$13.83	$14.10	$15.19	$16.15

Net investment income[1]	0.52	1.07	1.18	1.20	1.22	1.47
Net realized and unrealized gain (loss)	1.54	(2.10)	(1.85)	(0.33)	(0.50)	0.19

Net increase (decrease) from investment operations	2.06	(1.03)	(0.67)	0.87	0.72	1.66

Dividends and distributions from:
Net investment income	(0.53)	(1.20)	(1.17)	(1.14)	(1.25)	(1.64)
Net realized gain	—	—	(0.05)	—	(0.56)	(0.98)

Total dividends and distributions	(0.53)	(1.20)	(1.22)	(1.14)	(1.81)	(2.62)

Net asset value, end of period	$11.24	$9.71	$11.94	$13.83	$14.10	$15.19

Market price, end of period	$10.74	$9.32	$10.15	$12.24	$12.81	$15.04

Total Investment Return[2]

Based on net asset value	21.73%[3]	(3.83)%	(3.99)%	6.76%	6.37%	11.03%

Based on market price	21.19%[3]	8.59%	(7.78)%	4.00%	(2.40)%	14.99%

Ratios to Average Net Assets

Total expenses	1.18%[4]	1.84%	2.11%	3.20%	2.87%	1.99%

Total expenses after fees waived and paid indirectly	1.18%[4]	1.84%	2.11%	3.20%	2.87%	1.99%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.96%[4]	1.16%	0.97%	0.99%	0.98%	0.97%

Net investment income	9.68%[4]	13.00%	9.16%	8.23%	8.49%	9.38%

Supplemental Data

Net assets, end of period (000)	$370,148	$320,045	$393,389	$455,710	$464,453	$500,303

Borrowings outstanding, end of period (000)	$109,000	$54,000	$94,700	$127,700	$200,100	$188,500

Average borrowings outstanding, during the period (000)	$64,674	$65,403	$106,140	$188,373	$183,484	$184,650

Portfolio turnover	47%	65%	46%	51%	64%	48%

Asset coverage, end of period per $1,000	$4,396	$6,927	$5,154	$4,569	$3,321	$3,654

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

86	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Financial Highlights	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

	Six Months Ended February 28, 2010 (Unaudited)
		Year Ended August 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.68	$11.89	$13.81	$14.12	$15.08	$15.71

Net investment income[1]	0.52	1.05	1.16	1.18	1.16	1.37
Net realized and unrealized gain (loss)	1.39	(2.07)	(1.87)	(0.39)	(0.49)	0.19

Net increase (decrease) from investment operations	1.91	(1.02)	(0.71)	0.79	0.67	1.56

Dividends and distributions from:
Net investment income	(0.53)	(1.19)	(1.21)	(1.10)	(1.17)	(1.49)
Net realized gain	—	—	—	—	(0.46)	(0.70)

Total dividends and distributions	(0.53)	(1.19)	(1.21)	(1.10)	(1.63)	(2.19)

Net asset value, end of period	$11.06	$9.68	$11.89	$13.81	$14.12	$15.08

Market price, end of period	$10.67	$9.47	$10.14	$12.15	$12.48	$14.32

Total Investment Return[2]

Based on net asset value	20.12%[3]	(4.03)%	(4.30)%	6.29%	6.29%	11.28%

Based on market price	18.45%[3]	10.09%	(7.24)%	5.80%	(1.07)%	14.34%

Ratios to Average Net Assets

Total expenses	1.25%[4]	2.01%	2.24%	3.35%	2.89%	2.09%

Total expenses after fees waived and paid indirectly	1.25%[4]	2.01%	2.24%	3.35%	2.89%	2.09%

Total expenses after fees waived and paid indirectly and excluding interest expense	1.06%[4]	1.28%	1.10%	1.12%	1.11%	1.11%

Net investment income	9.76%[4]	12.82%	9.02%	8.03%	8.11%	8.91%

Supplemental Data

Net assets, end of period (000)	$390,119	$341,415	$419,502	$487,251	$498,096	$532,031

Borrowings outstanding, end of period (000)	$104,000	$58,000	$110,900	$135,900	$216,200	$185,200

Average borrowings outstanding, during the period (000)	$60,796	$73,784	$113,996	$202,705	$184,070	$188,044

Portfolio turnover	45%	60%	45%	51%	62%	48%

Asset coverage, end of period per $1,000	$4,751	$6,886	$4,783	$4,585	$3,304	$3,873

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	87

Financial Highlights	BlackRock High Income Shares (HIS)

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Period January 1, 2008 to August 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004[1]

Per Share Operating Performance

Net asset value, beginning of period	$1.85	$2.23	$2.47	$2.68	$2.61	$2.87	$2.86

Net investment income	0.10 [2]	0.19 [2]	0.15 [2]	0.24	0.22	0.24	0.28 [3]
Net realized and unrealized gain (loss)	0.27	(0.36)	(0.26)	(0.21)	0.08	(0.23)	0.03

Net increase (decrease) from investment operations	0.37	(0.17)	(0.11)	0.03	0.30	0.01	0.31

Dividends from net investment income	(0.08)	(0.21)	(0.13)	(0.24)	(0.23)	(0.27)	(0.30)

Net asset value, end of period	$2.14	$1.85	$2.23	$2.47	$2.68	$2.61	$2.87

Market price, end of period	$1.93	$1.68	$1.88	$2.14	$2.55	$2.33	$2.90

Total Investment Return[4]

Based on net asset value	20.93%[5]	(3.01)%	(4.00)%[5]	1.58%	12.32%	0.43%	11.46%

Based on market price	20.10%[5]	4.47%	(6.59)%[5]	(7.51)%	19.70%	(11.28)%	12.24%

Ratios to Average Net Assets

Total expenses	1.44%[6]	2.01%	1.98%[6]	3.56%	3.78%	3.04%	2.23%

Total expenses after fees waived and paid indirectly	1.44%[6]	2.01%	1.98%[6]	3.55%	3.77%	3.04%	2.23%

Total expenses after fees waived and paid indirectly and excluding interest expense	1.25%[6]	1.41%	1.05%[6]	1.27%	1.34%	1.37%	1.39%

Net investment income	9.85%[6]	12.06%	9.52%[6]	8.89%	8.42%	8.82%	9.70%

Supplemental Data

Net assets, end of period (000)	$116,633	$100,921	$121,808	$135,098	$146,538	$142,457	$155,298

Borrowings outstanding, end of period (000)	$26,000	$18,000	$27,000	$46,000	$62,000	$66,000	$69,000

Average borrowings outstanding, during the period (000)	$17,884	$21,220	$27,069	$55,868	$62,838	$65,992	$64,081

Portfolio turnover	51%	55%	25%	69%	83%	115%	56%

Asset coverage, end of period per $1,000	$5,486	$6,607	$5,512	$3,937	$3,364	$3,158	$3,251

[1]	Audited by other Independent Registered Public Accounting Firm.

[2]	Based on average shares outstanding.

[3]

Net investment income per share has been recalculated in accordance with Securities and Exchange Commission requirements, with the exception that end-of-the-year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

The performance set forth in this table is the financial data of BlackRock High Income Shares. BlackRock Advisors, LLC began managing the Trust on March 2, 2005.

See Notes to Financial Statements.

88	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Financial Highlights	BlackRock High Yield Trust (BHY)

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Period November 1, 2007 to August 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$5.78	$6.84	$7.91	$7.85	$7.48	$7.95	$6.96

Net investment income	0.26 [1]	0.51 [1]	0.50 [1]	0.63	0.66	0.68	0.92
Net realized and unrealized gain (loss)	0.80	(1.00)	(1.06)	0.04	0.36	(0.36)	1.02

Net increase (decrease) from investment operations	1.06	(0.49)	(0.56)	0.67	1.02	0.32	1.94

Dividends and distributions from:
Net investment income	(0.26)	(0.55)	(0.51)	(0.61)	(0.65)	(0.79)	(0.92)
Tax return of capital	—	(0.02)	—	—	—	—	(0.03)

Total dividends and distributions	(0.26)	(0.57)	(0.51)	(0.61)	(0.65)	(0.79)	(0.95)

Net asset value, end of period	$6.58	$5.78	$6.84	$7.91	$7.85	$7.48	$7.95

Market price, end of period	$6.23	$5.84	$5.96	$6.92	$7.77	$7.36	$9.30

Total Investment Return[2]

Based on net asset value	18.78%[3]	(5.30)%	(6.47)%[3]	9.03%	14.25%	2.85%	26.24%

Based on market price	11.31%[3]	9.81%	(6.85)%[3]	(3.63)%	14.93%	(13.49)%	0.28%

Ratios to Average Net Assets

Total expenses	2.07%[4]	2.61%	2.61%[4]	4.16%	4.50%	3.52%	2.69%

Total expenses after fees waived and paid indirectly	2.07%[4]	2.61%	2.61%[4]	4.14%	4.49%	3.51%	2.68%

Total expenses after fees waived and paid indirectly and excluding interest expense	1.90%[4]	2.16%	1.77%[4]	2.10%	2.19%	2.10%	1.96%

Net investment income	8.23%[4]	10.22%	8.34%[4]	7.84%	8.74%	8.71%	12.16%

Supplemental Data

Net assets, end of period (000)	$42,294	$37,137	$43,897	$50,782	$50,385	$47,924	$50,914

Borrowings outstanding, end of period (000)	$9,000	$4,000	$6,250	$9,250	$20,250	$20,750	$19,250

Average borrowings outstanding, during the period (000)	$5,641	$5,223	$7,443	$17,710	$20,621	$20,425	$19,250

Portfolio turnover	43%	54%	34%	69%	85%	102%	156%

Asset coverage, end of period per $1,000	$5,699	$10,284	$8,023	$6,490	$3,488	$3,310	$3,645

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	89

Financial Highlights	BlackRock Income Opportunity Trust, Inc. (BNA)

	Six Months Ended February 28, 2010 (Unaudited)		Period November 1, 2007 to August 31, 2008

		Year Ended August 31, 2009		Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$10.02	$10.35	$11.02	$11.17	$11.56	$12.38	$11.93

Net investment income	0.30 [1]	0.59 [1]	0.53 [1]	0.62	0.57	0.72	0.76
Net realized and unrealized gain (loss)	0.31	(0.31)	(0.69)	(0.11)	0.01	(0.45)	0.53

Net increase (decrease) from investment operations	0.61	0.28	(0.16)	0.51	0.58	0.27	1.29

Dividends and distributions from:
Net investment income	(0.48)	(0.61)	(0.51)	(0.61)	(0.65)	(0.81)	(0.84)
Net realized gain	—	—	—	—	(0.26)	(0.28)	—
Tax return of capital	—	—	—	(0.05)	(0.06)	—	—

Total dividends and distributions	(0.48)	(0.61)	(0.51)	(0.66)	(0.97)	(1.09)	(0.84)

Net asset value, end of period	$10.15	$10.02	$10.35	$11.02	$11.17	$11.56	$12.38

Market price, end of period	$9.60	$9.65	$9.82	$10.19	$10.58	$10.90	$11.38

Total Investment Return[2]

Based on net asset value	6.52%[3]	3.90%	(1.07)%[3]	5.11%	5.76%	2.95%	11.90%

Based on market price	4.61%[3]	5.46%	1.51%[3]	2.62%	6.27%	5.53%	12.04%

Ratios to Average Net Assets

Total expenses	1.06%[4]	0.95%	2.25%[4]	2.01%	1.61%	1.72%	1.11%

Total expenses after fees waived and paid indirectly	1.06%[4]	0.95%	2.25%[4]	2.00%	1.61%	1.72%	1.11%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.86%[4]	0.85%	0.83%[4]	0.87%	0.89%	0.87%	0.84%

Net investment income	6.04%[4]	6.45%	5.89%[4]	5.68%	5.11%	5.97%	6.29%

Supplemental Data

Net assets, end of period (000)	$349,860	$345,101	$356,456	$379,605	$384,850	$398,078	$426,643

Borrowings outstanding, end of period (000)	$135,327	$77,474	$100,740	$105,262	$34,326	$120,179	$94,644

Average borrowings outstanding, during the period (000)	$137,195	$49,573	$131,462	$68,241	$59,691	$122,457	$97,264

Portfolio turnover	299%[5]	270%[6]	441%[7]	196%	131%	396%	300%

Asset coverage, end of period per $1,000	$3,585	$5,454	$4,538	$4,606	$12,212	$4,312	$5,508

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 242%.

[6]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 165%.

[7]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 168%.

See Notes to Financial Statements.

90	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Financial Highlights	BlackRock Income Trust, Inc. (BKT)

	Six Months		Period
	Ended		November 1,
	February 28,	Year Ended	2007 to	Year Ended October 31,
	2010	August 31,	August 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$7.12	$6.94	$6.53	$6.48	$6.54	$6.95	$7.21

Net investment income	0.08 [1]	0.28 [1]	0.26 [1]	0.30	0.32	0.44	0.51
Net realized and unrealized gain (loss)	0.28	0.19	0.40	0.12	0.05	(0.30)	(0.16)

Net increase from investment operations	0.36	0.47	0.66	0.42	0.37	0.14	0.35

Dividends and distributions from:
Net investment income	(0.14)	(0.29)	(0.25)	(0.29)	(0.34)	(0.48)	(0.61)
Tax return of capital	—	—	—	(0.08)	(0.09)	(0.07)	—

Total dividends and distributions	(0.14)	(0.29)	(0.25)	(0.37)	(0.43)	(0.55)	(0.61)

Net asset value, end of period	$7.34	$7.12	$6.94	$6.53	$6.48	$6.54	$6.95

Market price, end of period	$6.53	$6.53	$6.07	$5.81	$6.07	$5.90	$7.50

Total Investment Return[2]

Based on net asset value	5.42%[3]	7.64%	10.82%[3]	7.06%	6.06%	2.12%	5.01%

Based on market price	2.26%[3]	12.87%	8.94%[3]	1.69%	10.18%	(14.63)%	5.97%

Ratios to Average Net Assets

Total expenses	1.04%[4]	1.09%	1.63%[4]	2.77%	2.85%	2.80%	1.37%

Total expenses after fees waived and before fees paid indirectly	1.01%[4]	1.08%	1.63%[4]	2.77%	2.85%	2.80%	1.37%

Total expenses after fees waived and paid indirectly	1.01%[4]	1.08%	1.63%[4]	2.76%	2.84%	2.79%	1.37%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.91%[4]	0.93%	0.91%[4]	0.98%	1.00%	0.99%	0.97%

Net investment income	2.18%[4]	4.09%	4.67%[4]	4.60%	4.92%	6.54%	7.13%

Supplemental Data

Net assets, end of period (000)	$469,415	$455,529	$444,054	$417,651	$414,460	$418,390	$442,635

Borrowings outstanding, end of period (000)	$11,776	$11,815	—	$33,895	$70,691	$149,558	$223,736

Average borrowings outstanding, during the period (000)	$12,736	$537	$61,777	$93,325	$104,393	$180,553	$158,278

Portfolio turnover	450%[5]	700%[6]	263%[7]	250%	80%	60%	120%

Asset coverage, end of period per $1,000	$40,862	$39,555	—	$13,322	$6,863	$3,798	$2,978

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 63%.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 184%.

[7]	Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 0%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	91

Financial Highlights	BlackRock Strategic Bond Trust (BHD)

	Six Months Ended February 28, 2010 (Unaudited)	Year Ended August 31, 2009	Period November 1, 2007 to August 31, 2008

				Year Ended October 31,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.12	$12.76	$13.80	$13.83	$13.68	$15.10	$15.07

Net investment income	0.50 [1]	0.93 [1]	0.76 [1]	0.95	0.99	1.10	1.39
Net realized and unrealized gain (loss)	0.96	(0.69)	(1.03)	(0.06)	0.18	(1.13)	0.25

Net increase (decrease) from investment operations	1.46	0.24	(0.27)	0.89	1.17	(0.03)	1.64

Dividends and distributions from:
Net investment income	(0.45)	(0.88)	(0.77)	(0.92)	(0.98)	(1.12)	(1.61)
Tax return of capital	—	—	—	—	(0.04)	(0.27)	—

Total dividends and distributions	(0.45)	(0.88)	(0.77)	(0.92)	(1.02)	(1.39)	(1.61)

Net asset value, end of period	$13.13	$12.12	$12.76	$13.80	$13.83	$13.68	$15.10

Market price, end of period	$12.33	$11.43	$10.85	$11.88	$12.85	$12.45	$16.70

Total Investment Return[2]

Based on net asset value	12.44%[3]	3.99%	(1.19)%[3]	7.26%	9.58%	(0.49)%	11.35%

Based on market price	11.96%[3]	15.34%	(2.40)%[3]	(0.62)%	11.87%	(18.11)%	21.54%

Ratios to Average Net Assets

Total expenses	0.97%[4]	1.00%	0.93%[4]	1.45%	2.25%	2.14%	1.49%

Total expenses after fees waived and before fees paid indirectly	0.92%[4]	0.92%	0.82%[4]	1.27%	2.25%	2.14%	1.49%

Total expenses after fees waived and paid indirectly	0.92%[4]	0.92%	0.82%[4]	1.27%	2.00%	1.87%	1.23%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.92%[4]	0.92%	0.81%[4]	0.87%	0.94%	0.92%	0.89%

Net investment income	7.89%[4]	8.67%	6.85%[4]	6.86%	7.26%	7.58%	9.23%

Supplemental Data

Net assets, end of period (000)	$92,659	$85,581	$90,092	$97,410	$97,614	$96,546	$106,433

Borrowings outstanding, end of period (000)	$5,408	—	$1,571	$413	$14,951	$31,883	$13,188

Average borrowings outstanding, during the period (000)	$502	$303	$391	$7,240	$21,104	$30,406	$27,562

Portfolio turnover	45%	61%	27%	34%	56%	51%	31%

Asset coverage, end of period per $1,000	$18,134	—	$58,347	$236,789	$7,529	$4,028	$9,071

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

92	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Core Bond Trust (“BHK”), BlackRock Corporate High Yield Fund V, Inc. (“HYV”), BlackRock Corporate High Yield Fund VI, Inc. (“HYT”), BlackRock High Income Shares (“HIS”), BlackRock High Yield Trust (“BHY”), BlackRock Income Opportunity Trust, Inc. (“BNA”), BlackRock Income Trust, Inc. (“BKT”) and BlackRock Strategic Bond Trust (“BHD”) (collectively the “Trusts” or individually as the “Trust”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, closed-end management investment companies. HYV, HYT, BNA and BKT are organized as Maryland corporations. BHK, BHY and BHD are organized as Delaware statutory trusts. HIS is organized as a Massachusetts business trust. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Boards of Directors and Boards of Trustees of the Trusts are referred to throughout this report as the “Board of Trustees” or the “Board.” The Trusts determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trusts’ policy is to fair value their financial instruments at market value. The Trusts value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To be announced (“TBA”) commitments are valued at the current market value of the underlying securities. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Trusts report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	93

Notes to Financial Statements (continued)

Asset-Backed and Mortgaged-Backed Securities: Certain Trusts may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Trust has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Trusts may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”), including FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Certain Trusts invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Multiple Class Pass-Through Securities: Certain Trusts may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Trusts may not fully recoup its initial investment in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: Certain Trusts may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loans: Certain Trusts may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions, and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London Inter Bank Offered Rate), (ii) the prime rate offered by one or more US banks or (iii) the certificate of deposit rate. The Trusts consider these investments to be investments in debt securities for purposes of their investment policies.

The Trusts earn and/or pay facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent and prepayment penalty fees. Facility, commitment and amendment fees are typically

94	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (continued)

amortized over the term of the loan. Consent fees and various other fees are recorded as income. Prepayment penalty fees are recorded as realized gains. When a Trust buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Trusts may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Trusts may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Trusts may include covenant waiver fees and covenant modification fees.

The Trusts may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The Trusts may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Trusts having a contractual relationship only with the lender, not with the borrower. The Trusts will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Trusts generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Trusts may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Trusts will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trusts’ investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trusts may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Borrowed Bond Agreements: In a borrowed bond agreement, a Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Borrowed bond agreements are primarily entered into to settle short positions. In a borrowed bond agreement, the Trust’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the borrowed bond transaction, including accrued interest. To the extent that borrowed bond transactions exceed one business day, the value of the collateral with any counterparty is marked to market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Mortgage Dollar Roll Transactions: Certain Trusts may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. During the period between the sale and repurchase, the Trusts will not be entitled to receive interest and principal payments on the securities sold. The Trusts account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Trusts are required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing and the difference between the sale and repurchase price represents interest expense at an agreed upon rate. Whether such a transaction produces a positive impact on performance depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Master Portfolio. Treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the Treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Trusts are required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll, the use of this technique will adversely impact the investment performance of the Trusts

Reverse Repurchase Agreements: Certain Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trusts sell securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trusts may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Trusts are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Trusts’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Trusts’ obligation to repurchase the securities.

TBA Commitments: Certain Trusts may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Trusts’ other assets.

Zero-Coupon Bonds: Each Trust may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	95

Notes to Financial Statements (continued)

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Trusts either delivers collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBAs beyond normal settlement, financial futures contracts, foreign currency exchange contracts, swaps, short sales and written options), or certain borrowings (e.g., reverse repurchase agreements, treasury rolls and loan payable) each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Trusts amortizes all premiums and discounts on debt securities. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on BHK, BHY, BNA, BKT and BHD’s US federal tax returns remains open for the two years ended October 31, 2007, the period ended August 31, 2008 and the year ended August 31, 2009. The statute of limitations on BHK and HIS’s US federal tax returns remains open for the two years ended December 31, 2007, the period ended August 31, 2008 and the year ended August 31, 2009. The statute of limitations on the HYV and HYT’s tax returns remains open for the four years ended August 31, 2009. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Trusts’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Trusts’ financial statements and disclosures is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Funds investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Trusts have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian

96	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (continued)

imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

Each Trust may engage in various portfolio investment strategies both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The Trusts may mitigate counterparty risk through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Trust and each of its counterparties. The ISDA Master Agreement allows each Trust to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Trusts from their counterparties are not fully collateralized contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Trust’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Trusts. For OTC options purchased, the Trusts bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the Trusts do not give rise to counterparty credit risk, as options written obligate the Trusts to perform and not the counter-party. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the Trust to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Trusts may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trusts as unrealized gains or losses. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Trusts may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Trusts, help to manage the overall exposure to the currency backing some of the investments held by the Trusts. The contract is marked-to-market daily and the change in market value is recorded by the Trusts as an unrealized gain or loss. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: The Trusts may purchase and write call and put options to increase or decrease their exposure to underlying instruments (equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Trust purchases (writes) an option, an amount equal to the premium paid (received) by a Trust is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written).When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Trust enters into a closing transaction), a Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Trust writes a call option, such option is “covered,” meaning that a Trust holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Trust writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

The Portfolios may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	97

Notes to Financial Statements (continued)

denominated securities owned by the Portfolios but not yet delivered, or committed or anticipated to be purchased by the Portfolios.

In purchasing and writing options, a Trust bears the risk of an unfavorable change in the value of the underlying instrument or the risk that a Trust may not be able to enter into a closing transaction due to an illiquid market. Exercise of an option written could result in a Trust purchasing or selling a security at a price different from the current market value. The Trusts may execute transactions in both listed and OTC options.

Swaps: Each Trust may enter into swap agreements, in which a Trust and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Trusts are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counter-party to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Trusts may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Trusts enter into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Trust may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, a Trust will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, a Trust will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

•

Interest rate swaps — Each Trust may enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•

Total return swaps — Each Trust may enter into total return swaps to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an underlying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

98	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (continued)

Derivative Instruments Categorized by Risk Exposure:

	Values of Derivative Instruments as of February 28, 2010

	Asset Derivatives

		BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD

	Statements of Assets and Liabilities Location	Value

Interest rate contracts	Net unrealized appreciation/depreciation*; Unrealized appreciation on swaps; Investments at value — unaffiliated**	$7,295,685	—	—	—	—	$10,247,918	$32,060,399	$98,242
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	782,895	$2,199,139	$2,300,529	$276,678	—	571,797	—	140,039
Credit contracts	Unrealized appreciation on swaps	33,395	7,679	10,305	—	—	—	—	4,470
Equity contracts	Investments at value — unaffiliated**	—	—	—	—	$570	—	—	1,140

Total		$8,111,975	$2,206,818	$2,310,834	$276,678	$570	$10,819,715	$32,060,399	$243,891

	Liability Derivatives

		BHK	HYV	HYT	BHY	BNA	BKT	BHD

	Statements of Assets and Liabilities Location	Value

Interest rate contracts	Net unrealized appreciation/depreciation*; Unrealized depreciation on swaps; Options written at value; Floors at value	$9,844,908	—	—	—	$9,343,333	$30,730,218	—
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	7,052	$25,648	$28,448	—	7,061	—	$1,258
Credit contracts	Unrealized depreciation on swaps	613,350	629,247	510,920	$9,702	596,738	—	20,317

Total		$10,465,310	$654,895	$539,368	$9,702	$9,947,132	$30,730,218	$21,575

*

Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

**	Includes options purchased at value as reported in the Schedules of Investments.

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended February 28, 2010

	Net Realized Gain (Loss) from

	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD

Interest rate contracts:
Financial futures contracts	$221,903	—	—	—	—	$(1,029,593)	$(132,016)	$(153,187)
Swaps	(42,053)	—	—	—	—	6,549,900	(1,648,581)	—
Options***	1,291,471	—	—	—	—	1,665,158	703,444	(7,751)
Foreign currency exchange contracts:
Foreign currency transactions	337,074	$(604,651)	$(570,339)	$(101,805)	—	290,432	—	25,962
Credit contracts:
Swaps	(85,899)	(677,185)	(676,124)	—	$5,871	(187,199)	—	(119,009)
Options	—	—	—	—	—	—	—	(2,512)

Total	$1,722,496	$(1,281,836)	$(1,246,463)	$(101,805)	$5,871	$7,288,698	$(1,077,153)	$(256,497)

	Net Change in Unrealized Appreciation/Depreciation on

	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD

Interest rate contracts:
Financial futures contracts	$(992,477)	—	—	—	—	$(1,574,780)	$(754,309)	$109,425
Swaps	107,152	—	—	—	—	(4,503,213)	(199,982)	—
Options***	2,553,177	—	—	—	—	2,202,271	1,420,943	—
Foreign currency exchange contracts:
Foreign currency transactions	793,473	$2,624,082	$2,769,370	$386,737	—	563,055	—	138,781
Credit contracts:
Swaps	(42,752)	453,929	506,226	—	$(13,644)	(23,295)	—	(120,783)
Options	—	—	—	—	—	—	—	(37,363)
Equity contracts:
Options***	—	—	—	—	(2,430)	—	—	(4,859)

Total	$2,418,573	$3,078,011	$3,275,596	$386,737	$(16,074)	$(3,335,962)	$466,652	$85,201

***	Options purchased are included in the net realized gain (loss) from investments and/or net change in unrealized appreciation/depreciation on investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	99

Notes to Financial Statements (continued)

For the six months ended February 28, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD

Financial futures contracts:
Average number of contracts purchased	729	—	—	—	—	947	276	32
Average number of contracts sold	921	—	—	—	—	1,270	893	9
Average notional value of contracts purchased	$87,654,031	—	—	—	—	$13,068,969	$32,505,421	$3,710,582
Average notional value of contracts sold	$132,351,180	—	—	—	—	$2,225,054	$163,129,622	$1,012,462
Foreign currency transactions:
Average number of contracts — US dollars purchased	6	9	9	3	—	4	—	5
Average number of contracts — US dollars sold	1	2	2	—	—	1	—	1
Average US dollar amounts purchased	$16,954,478	$36,954,018	$38,730,836	$5,716,835	—	$13,068,969	—	$2,443,861
Average US dollar amounts sold	$2,191,098	$1,394,634	$1,458,205	—	—	$2,225,054	—	$323,338
Options purchased:
Average number of contracts	582	—	—	—	3	500	27	6
Average premium	$5,951,580	—	—	—	$2,933	$3,516,739	$1,072,630	$5,867
Credit default swaps:
Average number of contracts — buy protection	24	14	14	—	3	22	—	5
Average number of contracts — sell protection	—	4	4	—	—	—	—	—
Average notional value — buy protection	$14,874,500	$11,213,375	$11,275,250	—	$335,000	$10,841,000	—	$1,290,000
Average notional value — sell protection	—	$1,125,000	$1,406,250	—	—	—	—	—
Interest rate swaps:
Average number of contracts — pays fixed rate	11	—	—	—	—	6	10	—
Average number of contracts — receives fixed rate	10	—	—	—	—	10	10	—
Average notional value — pays fixed rate	$46,000,000	—	—	—	—	$48,600,000	$296,030,000	—
Average notional value — receives fixed rate	$84,745,000	—	—	—	—	$140,505,000	$287,111,600	—

          See Note 4, Investments, for options written transactions for the period.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services for BHK, HYV, HYT, HIS, and BHD.

The following Trusts’ investment advisory fee paid to the Manager is computed weekly and payable monthly based on an annual rate of each Trust’s average total assets (including any assets attributable to borrowings) minus the sum of total liabilities (other than debt representing financial leverage):

BHK	0.55%
HIS	0.75% of the first $200 million and 0.50% thereafter
BHY	1.05%
BHD	0.75%

The following Trusts’ investment advisory fee paid to the Manager is computed daily and payable monthly based on an annual rate of each Trust’s average total assets (including any assets attributable to borrowings) minus the sum of total liabilities (other than debt representing financial leverage):

HYV	0.60%
HYT	0.70%

The following Trusts’ investment advisory fee paid to the Manager is computed weekly and payable monthly based on an annual rate of each Trust’s average net assets:

BNA	0.60%
BKT	0.65%

The Manager has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on BHD by 0.05% of its average weekly managed assets through February 28, 2010. This amount is included in fees waived by advisor on the Statements of Operations. For the six months ended February 28, 2010, the amount waived by BHD was $22,435.

BHY, BNA and BKT each have an Administration Agreement with the Manager. The administration fee paid to the Manager is computed weekly and payable monthly based on an annual rate, 0.10% for BNA, and 0.15% for BKT, of each Trust’s average net assets and 0.10% for BHY of the Trust’s average weekly managed assets.

100	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (continued)

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended February 28, 2010, the amounts waived were as follows:

Fees Waived by Manager

BHK	$509
HYV	$942
HYT	$1,047
HIS	$657
BHY	$563
BNA	$576
BKT	$73,734
BHD	$684

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, with respect to BHK, HYV, HYT, HIS, and BHD, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trust to the Manager.

For the six months ended February 28, 2010, certain Trusts reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations.

Reimbursement

BHK	$3,781
HYV	$3,809
HYT	$3,520
HIS	$1,199
BHD	$836

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for compensation paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended February 28, 2010, were as follows:

	Purchases	Sales

BHK	$819,220,600	$753,094,510
HYV	$237,056,131	$194,637,909
HYT	$231,884,805	$193,162,235
HIS	$71,172,590	$64,673,293
BHY	$23,352,016	$18,918,019
BNA	$824,799,735	$709,160,623
BKT	$3,134,705,560	$2,822,393,209
BHD	$47,909,177	$39,424,787

Purchases and sales of US government securities for the six months ended February 28, 2010, were as follows:

	Purchases	Sales

BHK	$568,531,790	$576,912,773
BNA	$721,430,530	$679,387,191
BKT	$135,064,167	$138,294,562
BHD	—	$437,599

For the six months ended February 28, 2010, purchases and sales of mortgage dollar rolls were as follows:

	Purchases	Sales

BHK	$276,778,785	$277,061,375
BNA	$264,132,408	$264,265,523
BKT	$2,539,882,742	$2,548,178,609

Transactions in options written for the six months ended February 28, 2010, were as follows:

	Calls		Puts

	Contracts*	Premiums Received	Contracts*	Premiums Received

BHK
Outstanding options written, beginning of period	126	$5,356,030	129	$5,504,520
Options written	102	4,322,760	507	6,632,815
Options expired	(40)	(1,618,407)	(129)	(1,164,152)
Options closed	(111)	(4,794,118)	(121)	(5,298,118)

Outstanding options written, end of period	77	$3,266,265	386	$5,675,065

BNA
Outstanding options written, beginning of period	73	$3,488,657	76	$3,653,658
Options written	103	3,947,060	470	5,270,201
Options expired	(13)	(569,440)	(120)	(927,163)
Options exercised	(17)	(835,977)	—	—
Options closed	(71)	(3,132,465)	(81)	(3,660,465)

Outstanding options written, end of period	75	$2,897,835	345	$4,336,231

BKT
Outstanding options written, beginning of period	40	$1,740,902	40	$1,740,907
Options written	31	1,284,150	31	1,284,150
Options exercised	(17)	(839,719)	—	—
Options expired	(5)	(221,725)	(17)	(839,725)
Options closed	(31)	(1,284,150)	(36)	(1,505,875)

Outstanding options written, end of period	18	$679,458	18	$679,457

*	One contract represents a notional amount of $1 million or $2,500.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	101

Notes to Financial Statements (continued)

	Calls		Puts

	Contracts*	Premiums Received	Contracts*	Premiums Received

BHD
Outstanding options written, beginning of period	8	$77,409	8	$83,174
Options written	—	—	—	—
Options expired	—	—	(8)	(83,174)
Options exercised	—	—	—	—
Options closed	(8)	(77,409)	—	—

Outstanding options written, end of period	—	—	—	—

*	One contract represents a notional amount of $1 million.

5. Commitments:

Certain Trusts may invest in floating rate loans. In connection with these investments, the Trusts may also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Trusts to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Trusts earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period. As of February 28, 2010, the following commitments were:

Borrower	Unfunded Commitment	Value of Underlying Loans

BHK

Cox Enterprises	$1,950,000	$1,966,468

HYV

Delphi International Holdings	$1,277,361	$1,106,639
New Vision, Exit Term Loan	$23,191	$23,307

HYT

Delphi International Holdings	$656,788	$569,007
New Vision, Exit Term Loan	$23,191	$23,307

HIS

Delphi International Holdings	$36,830	$31,908

BHY

Delphi International Holdings	$72,738	$63,016

BHD

Delphi International Holdings	$161,436	$139,859

6. Capital Loss Carryforwards:

As of August 31, 2009, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires August 31,	BHK	HYV	HYT	HIS	BHY	BNA	BKT	BHD

2010	—	—	—	$102,576,339	$8,468,860	—	—	—
2011	—	—	—	28,467,396	4,771,417	—	—	—
2012	—	—	—	2,339,279	316,410	—	—	—
2014	$4,880,373	—	$2,291,195	7,043,976	2,060,533	$2,451,626	—	$447,113
2015	—	—	564,489	—	2,467,772	2,342,921	$8,384,779	—
2016	17,415,494	$950,802	1,125,717	10,829,322	2,039,760	14,734,497	20,304,187	2,036,040
2017	7,416,000	37,231,421	40,815,806	3,140,056	916,541	7,369,088	—	930,008

Total	$29,711,867	$38,182,223	$44,797,207	$154,396,368	$21,041,293	$26,898,132	$28,688,966	$3,413,161

7. Market and Credit Risk:

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open transactions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities, less any collateral held by the Trusts.

8. Capital Share Transactions:

There are 200 million of $0.01 par value shares authorized for BNA and BKT. There are an unlimited number of $0.001 par value shares authorized for BHK, BHY and BHD. There are an unlimited number of no par value shares authorized for HIS. There are 200 million of $0.10 par value shares authorized for HYV and HYT.

102	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Notes to Financial Statements (continued)

During the six months ended February 28, 2010 and the year ended August 31, 2009, the shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2010	Year Ended August 31, 2009

BHK	—	4,253
BHY	—	8,666
BNA	—	6,677

Shares issued and outstanding remained constant during the six months ended February 28, 2010 and the year ended August 31, 2009 for HYV, HYT, HIS, BKT and BHD.

9. Borrowings:

On March 5, 2009, HYV, HVT, HIS and BHY entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). The Trusts have granted a security interest in substantially all of their assets to SSB. The agreement allowed for the maximum commitment amounts:

Commitment Amount

HYV	$127,000,000
HYT	$135,000,000
HIS	$41,000,000
BHY	$16,000,000

Advances are made by SSB to the Trusts, at the Trusts’ option of (a) the higher of (i) 1.0% above the Fed Effective Rate and (ii) 1.0% above the Overnight LIBOR or (b) 1.0% above 7-day, 30-day, 60-day or 90-day LIBOR. In addition, the Trusts pay a facility fee and a commitment fee based upon SSB’s total commitment to the Trusts. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Trusts as of February 28, 2010 are shown in the Statements of Assets and Liabilities as loan payable. The SSB Agreement was renewed for 364 days under substantially the same terms effective March 4, 2010. In addition, BHD entered into the SSB Agreement. The agreement allows for the following maximum commitment amounts:

Commitment Amount

HYV	$140,000,000
HYT	$145,000,000
HIS	$45,000,000
BHY	$18,000,000
BHD	$30,000,000

The Trusts may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

On August 28, 2009, BHK, BNA and BKT borrowed under the Term Asset-Backed Securities Loan Facility (“TALF”). The TALF program was launched by the U.S. Department of Treasury and the Federal Reserve Board as a credit facility designed to restore liquidity to the market for asset-backed securities. The Federal Reserve Bank of New York (“FRBNY”) will provide up to $1 trillion in non-recourse loans to support the issuance of certain AAA-rated asset-backed securities and commercial mortgage-backed securities (“Eligible Securities”). Each Trust posted as collateral already-held Eligible Securities, which were all commercial mortgage-backed securities, in return for non-recourse, 5-year term loans (“TALF loans”) in an amount equal to approximately 85% of the value of such Eligible Securities. The TALF loans are shown as loans payable on the Statements of Assets and Liabilities. The following is a summary of the outstanding TALF loans and related information as of February 28, 2010:

	Number of Loans	Aggregate Amount of Loans	Maturity Date(s)	Interest Rates	Value of Eligible Securities

BHK	1	$11,805,458	8/28/14	3.87%	$14,417,848
BNA	1	$11,805,458	8/28/14	3.87%	$14,417,848
BKT	1	$11,775,941	8/28/14	3.87%	$14,476,036

The non-recourse provision of the TALF loans allows the Trusts to satisfy loan obligations with Eligible Securities, subject to certain conditions, even if the value of the Eligible Securities falls below the outstanding amount of the loan. The Trusts can repay TALF loans prior to the maturity dates with no penalty. Principal and interest due on the loans will typically be paid with principal paydowns and interest received from the Eligible Securities. Credit agreements underlying each loan contain provisions to address instances in which interest payments on Eligible Securities fall short of amounts due to the FRBNY. The Trusts paid to the FRBNY a one time administration fee of 0.20% of the amount borrowed, which was expensed as incurred in the current period by the Trusts and is included in borrowing costs in the Statements of Operations. Each Trust also pays a financing fee equal to the 5-year LIBOR swap rate plus 1.00% on the outstanding loan amount payable monthly, which is included in interest expense in the Statements of Operations.

Since the Trusts have the ability to potentially satisfy TALF loan obligations by surrendering Eligible Securities, potential losses by the Trusts associated with the TALF loans are limited to the difference between the amount of Eligible Securities posted at the time of loan initiation and the loan proceeds received by the Trusts.

The Trusts have elected to account for the outstanding TALF loans at fair value. The Trusts elected to fair value its TALF loans to more closely align changes in the value of the TALF loans with changes in the value of the Eligible Securities and to reduce the potential volatility in the Statements of Operations which could result if only the Eligible Securities were fair valued. In fair valuing TALF loans, the Trusts considers various factors such as observable market transactions, if available, changes in the value of Eligible Securities, interest rate movements, and the potential likelihood and timing of loan repayments. Any change in unrealized gain or loss associated with fair valuing TALF loans will be reflected in the Statements of Operations. As of February 28, 2010, the fair value of each Trust’s TALF loan obligation was determined to be equal to its face value and as a result there were no unrealized gains or losses recorded by the Trusts.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	103

Notes to Financial Statements (concluded)

For the six months ended February 28, 2010, the daily weighted average interest rates for funds with reverse repurchase agreements, treasury rolls and TALF loans were as follows:

Daily Weighted Average Interest Rate

BHK	0.47%
BNA	0.45%
BKT	3.58%

For the six months ended February 28, 2010, the daily weighted average interest rates for funds with loans under the revolving credit agreements were as follows:

Daily Weighted Average Interest Rate

HYV	1.20%
HYT	1.21%
HIS	1.19%
BHY	1.19%

For the six months ended February 28, 2010, the daily weighted average interest rates for funds with reverse repurchase agreements were as follows:

Daily Weighted Average Interest Rate

BHD	0.41%

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend on March 31, 2010 to Common Shareholders of record on March 15, 2010 as follows:

BHK	$0.0670
HYV	$0.0825
HYT	$0.0825
HIS	$0.0142
BHY	$0.0435
BNA	$0.0510
BKT	$0.0240
BHD	$0.0745

104	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee
G. Nicholas Beckwith, III, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee and Member of the Audit Committee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee and Member of the Audit Committee
Anne Ackerley, Trust President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Trusts
Howard Surloff, Secretary

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Financial Management, Inc.
New York, NY 10055

Custodian

State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent

Common Stock:
Computershare Trust Company, N.A.
Providence, RI 02940

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809

Effective January 1, 2010, Kent Dixon, a Trustee of the Trusts, retired.

Effective March 31, 2010, G. Nicholas Beckwith, III, a Trustee of the Trusts, resigned.

The Trusts’ Board of Trustees wishes both Mr. Dixon and Mr. Beckwith well.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	105

Additional Information

Dividend Policy

The Trusts’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charter or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. Other than as disclosed below, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

106	SEMI-ANNUAL REPORT	FEBRUARY 28, 2010

Additional Information (concluded)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

February 28, 2010

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

BHY	$0.24931	—	$0.01169	$0.26100	96%	—	4%	100%

Each Trust estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2010	107

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#CEF-1-8-02/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund V, Inc.

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: April 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: April 28, 2010